SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-55725)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 88   [X]
and
REGISTRATION STATEMENT (No. 811-2720)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 88 [X]
Fidelity Municipal Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on (February 19, 1999) pursuant to paragraph (a)(1) of Rule 485. ( ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
SPARTAN
MINNESOTA MUNICIPAL INCOME
FUND
(fund number 082, trading symbol FIMIX)

PROSPECTUS
FEBRUARY 19, 1999
(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

CONTENTS


FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         4   FEE TABLE

FUND BASICS              6   INVESTMENT DETAILS

                         8   VALUING SHARES

SHAREHOLDER INFORMATION  10  BUYING AND SELLING SHARES

                         15  EXCHANGING SHARES

                         15  ACCOUNT FEATURES AND POLICIES

                         20  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         21  TAX CONSEQUENCES

FUND SERVICES            22  FUND MANAGEMENT

                         23  FUND DISTRIBUTION

APPENDIX                 24  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY
INVESTMENT OBJECTIVE

SPARTAN MINNESOTA MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Minnesota personal income tax.
PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in investment-grade municipal debt securities.
(small solid bullet) Investing at least 80% of assets in municipal securities whose interest is exempt from federal and Minnesota personal income taxes.
(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. (small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Minnesota Enhanced Municipal Bond Index.
(small solid bullet) Allocating assets across different market sectors and maturities.
(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Minnesota can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
PERFORMANCE
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Data for the market index is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

SPART
AN
MN
MUNIC
IPAL
INCO
ME

CALENDAR   1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
YEARS

           %     %     %     %     %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN MINNESOTA MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___, 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___, 19__).

AVERAGE ANNUAL RETURNS

FOR THE         PAST 1  PAST 5 YEARS  PAST 10 YEARS
PERIODS ENDED   YEAR
DECEMBER 31,
1998

SPARTAN MN       %       %             %
MUNI
INCOME

LEHMAN           %       %             %
BROS. MN
ENH. MUNI.
BOND INDEX

LIPPER MN        %       %             %
MUNI. DEBT
FUNDS
AVERAGE

If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.
The Lehman Brothers Minnesota Enhanced Municipal Bond Index is a market capitalization-weighted index of Minnesota investment-grade municipal bonds with maturities of one year or more.
Lipper Minnesota Municipal Debt Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below for Spartan Minnesota Municipal Income are higher than the expenses actually paid by the fund as the result of expense reimbursements and the payment or reduction of certain expenses during the period.
SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)
SALES CHARGE (LOAD)   NONE
ON PURCHASES
AND REINVESTED
DISTRIBUTIONS

DEFERRED SALES        NONE
CHARGE (LOAD) ON
REDEMPTIONS

ANNUAL ACCOUNT        $12.00
MAINTENANCE FEE
(FOR ACCOUNTS UNDER
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
MANAGEMENT FEE                            %

DISTRIBUTION AND SERVICE (12B-1) FEE      NONE

OTHER EXPENSES                            %

TOTAL ANNUAL FUND OPERATING EXPENSES [B]  %

Effective April 1, 1997, FMR has voluntarily agreed to reimburse the fund to the extent that the management fee, other expenses and the total operating (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.55%. This agreement can be terminated by FMR at any time.
[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including this reduction, the total fund operating expenses, after reimbursement, would have been __% for Spartan Minnesota Municipal Income].
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

FUND BASICS


INVESTMENT DETAILS
INVESTMENT OBJECTIVE
SPARTAN MINNESOTA MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Minnesota personal income tax.
PRINCIPAL INVESTMENT STRATEGIES
FMR normally invests the fund's assets in investment-grade municipal debt securities.
FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Minnesota personal income taxes. Municipal securities whose interest is exempt from federal and Minnesota income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. FMR may invest the fund's assets in municipal securities whose interest is subject to Minnesota personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
FMR uses the Lehman Brothers Minnesota Enhanced Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 1998, the dollar-weighted average maturity of the fund and the index was approximately __ and __ years, respectively.
FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.
In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.
DESCRIPTION OF PRINCIPAL SECURITY TYPES
DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.
PRINCIPAL INVESTMENT RISKS
Many factors affect the fund's performance. Because FMR concentrates the fund's investments in Minnesota the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.
The following factors may significantly affect the fund's performance:
MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.
FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
GEOGRAPHIC CONCENTRATION. Minnesota maintains a strong agricultural base accompanied by a significant growth in the service and manufacturing sectors; mining is less of a factor than in prior years. ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance, and the fund may distribute income subject to federal or Minnesota income tax.

FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
SPARTAN MINNESOTA MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Minnesota personal income tax by investing primarily in investment-grade municipal bonds. VALUING SHARES
The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.
The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation.
The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation. SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES
GENERAL INFORMATION
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following Web site and phone numbers:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com.
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).
Please use the following addresses:
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
You may buy or sell shares of the fund through an investment professional. If you invest through an investment professional, the procedures for buying, selling and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
TRUST
FOR MONEY BEING INVESTED BY A TRUST
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES
The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.
The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.
MINIMUMS
TO OPEN AN ACCOUNT $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans                   $500
MINIMUM BALANCE $5,000
There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM or a qualified state tuition program. In addition, the fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                 TO OPEN AN ACCOUNT
1-800-544-7777        (bullet) Exchange
                      from another Fidelity fund.
                      TO ADD TO AN ACCOUNT
                      (bullet) Exchange
                      from another Fidelity fund.
                      (bullet) Use
                      Fidelity Money Line(registered trademark)  to transfer
                      from your bank account.

INTERNET              TO OPEN AN ACCOUNT
WWW.FIDELITY.COM      (bullet) Complete
                      and sign the application. Make your
                      check payable to the complete name
                      of the fund. Mail to the address under
                      "Mail" below.
                      TO ADD TO AN ACCOUNT
                      (bullet) Exchange
                      from another Fidelity fund.
                      (bullet) Use
                      Fidelity Money Line to transfer from
                      your bank account.

MAIL                  TO OPEN AN ACCOUNT
FIDELITY INVESTMENTS  (bullet) Complete
P.O. BOX 770001       and sign the application. Make your
CINCINNATI, OH        check payable to the complete name
45277-0002            of the fund. Mail to the address at
                      left.
                      TO ADD TO AN ACCOUNT
                      (bullet) Make your
                      check payable to the complete name
                      of the fund. Indicate your fund
                      account number on your check and
                      mail to the address at left.
                      (bullet) Exchange
                      from another Fidelity fund. Send a
                      letter of instruction to the address at
                      left, including your name, the funds'
                      names, the fund account numbers,
                      and the dollar amount or number of
                      shares to be exchanged.

IN PERSON             TO OPEN AN ACCOUNT
                      (bullet) Bring your
                      application and check to a Fidelity
                      Investor Center. Call 1-800-544-9797
                      for the center nearest you.
                      TO ADD TO AN ACCOUNT
                      (bullet) Bring your
                      check to a Fidelity Investor Center.
                      Call 1-800-544-9797 for the center
                      nearest you.

WIRE                  TO OPEN AN ACCOUNT
                      (bullet) Call
                      1-800-544-7777 to set up your
                      account and to arrange a wire
                      transaction.
                      (bullet) Wire
                      within 24 hours to: Bankers Trust
                      Company, Bank Routing #
                      021001033, Account # 00163053.
                      (bullet) Specify
                      the complete name of the fund and
                      include your new fund account
                      number and your name.
                      TO ADD TO AN ACCOUNT
                      (bullet) Wire to:
                      Bankers Trust Company, Bank Routing
                      # 021001033, Account #
                      00163053.
                      (bullet) Specify
                      the complete name of the fund and
                      include your fund account number and
                      your name.

AUTOMATICALLY         TO OPEN AN ACCOUNT
                      (bullet) Not
                      available.
                      TO ADD TO AN ACCOUNT
                      (bullet) Use
                      Fidelity Automatic Account Builder(registered trademark)
                      or Direct Deposit.
                      (bullet) Use
                      Fidelity Automatic Exchange Service to
                      exchange from a Fidelity money
                      market fund.


SELLING SHARES
The price to sell one share of the fund is the fund's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.
(small solid bullet) If you sell shares of Spartan Minnesota Municipal Income by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE             (small solid bullet) Call the phone number at left to
1-800-544-7777    initiate a wire transaction or to request
                  a check for your redemption.
                  (small solid bullet) Use Fidelity Money Line to transfer to your bank account.
                  (small solid bullet) Exchange to another Fidelity fund. Call the phone number at left.

INTERNET          (bullet) Exchange
WWW.FIDELITY.COM  to another Fidelity fund.
                  (bullet) Use
                  Fidelity Money Line to transfer to your
                  bank account.

MAIL              INDIVIDUAL, JOINT TENANT,
FIDELITY          SOLE PROPRIETORSHIP,
INVESTMENTS       UGMA, UTMA
P.O. BOX 660602   (small solid bullet) Send a letter of instruction to the
DALLAS, TX        address at left, including your name,
75266-0602        the fund's name, your fund account
                  number, and the dollar amount or
                  number of shares to be sold. The letter
                  of instruction must be signed by all
                  persons required to sign for
                  transactions, exactly as their names
                  appear on the account.
                  TRUST
                  (small solid bullet) Send a letter of instruction to the
                  address at left, including the trust's
                  name, the fund's name, the trust's
                  fund account number, and the dollar
                  amount or number of shares to be
                  sold. The trustee must sign the letter of
                  instruction indicating capacity as trustee.
                  If the trustee's name is not in the
                  account registration, provide a copy of
                  the trust document certified within the
                  last 60 days.
                  BUSINESS OR ORGANIZATION
                  (small solid bullet) Send a letter of instruction to the
                  address at left, including the firm's
                  name, the fund's name, the firm's
                  fund account number, and the dollar
                  amount or number of shares to be
                  sold. At least one person authorized
                  by corporate resolution to act on the
                  account must sign the letter of
                  instruction.
                  (small solid bullet) Include a corporate resolution with
                  corporate seal or a signature
                  guarantee.
                  EXECUTOR, ADMINISTRATOR,
                  CONSERVATOR, GUARDIAN
                  (small solid bullet) Call 1-800-544-6666 for instructions.

IN PERSON         INDIVIDUAL, JOINT TENANT,
                  SOLE PROPRIETORSHIP,
                  UGMA, UTMA
                  (small solid bullet) Bring a letter of instruction to a
                  Fidelity Investor Center. Call
                  1-800-544-9797 for the center
                  nearest you. The letter of instruction
                  must be signed by all persons required
                  to sign for transactions, exactly as
                  their names appear on the account.
                  TRUST
                  (small solid bullet) Bring a letter of instruction to a
                  Fidelity Investor Center. Call
                  1-800-544-9797 for the center
                  nearest you. The trustee must sign the
                  letter of instruction indicating capacity as
                  trustee. If the trustee's name is not in
                  the account registration, provide a copy
                  of the trust document certified within the
                  last 60 days.
                  BUSINESS OR ORGANIZATION
                  (small solid bullet) Bring a letter of instruction to a
                  Fidelity Investor Center. Call
                  1-800-544-9797 for the center
                  nearest you. At least one person
                  authorized by corporate resolution to
                  act on the account must sign the letter
                  of instruction.
                  (small solid bullet) Include a corporate resolution with
                  corporate seal or a signature
                  guarantee.
                  EXECUTOR, ADMINISTRATOR,
                  CONSERVATOR, GUARDIAN
                  (small solid bullet) Visit a Fidelity Investor Center for
                  instructions. Call 1-800-544-9797 for
                  the center nearest you.

AUTOMATICALL      (bullet) Use
Y                 Personal Withdrawal Service to set up
                  periodic redemptions from your
                  account.

CHECK (small solid bullet) Write a check to sell shares from your account.


EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The fund may terminate or modify the exchange privilege in the future. Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details. ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the fund.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY
AUTOMATIC
ACCOUNT
BUILDER(registered trademark)
TO MOVE MONEY
FROM YOUR BANK
ACCOUNT TO A
FIDELITY FUND

MINIMUM                        FREQUENCY               PROCEDURES
SPARTAN: $500                  Monthly or quarterly    To set up for a new
                                                       account, complete the
                                                       appropriate section on
                                                       the fund application.
                                                       To set up for existing
                                                       accounts, call
                                                       1-800-544-6666 or
                                                       visit Fidelity's Web site
                                                       for an application.
                                                       To make changes, call
                                                       1-800-544-6666 at
                                                       least three business
                                                       days prior to your
                                                       next scheduled
                                                       investment date.

DIRECT DEPOSIT
TO SEND ALL OR A
PORTION OF YOUR
PAYCHECK OR
GOVERNMENT CHECK
TO A FIDELITY FUNDA

MINIMUM                        FREQUENCY               PROCEDURES
SPARTAN: $500                  Every pay period        To set up for a new
                                                       account, check the
                                                       appropriate box on
                                                       the fund application.
                                                       To set up for an existing
                                                       account, call
                                                       1-800-544-6666 or
                                                       visit Fidelity's Web site
                                                       for an authorization
                                                       form.
                                                       To make changes you
                                                       will need a new
                                                       authorization form.
                                                       Call 1-800-544-6666
                                                       or visit Fidelity's Web
                                                       site to obtain one.

A BECAUSE ITS SHARE
PRICE FLUCTUATES, THE
FUND MAY NOT BE AN
APPROPRIATE CHOICE FOR
DIRECT DEPOSIT OF YOUR
ENTIRE CHECK.

FIDELITY
AUTOMATIC
EXCHANGE
SERVICE
TO MOVE MONEY
FROM A FIDELITY
MONEY MARKET
FUND TO ANOTHER
FIDELITY FUND

MINIMUM                        FREQUENCY               PROCEDURES
SPARTAN: $500                  Monthly, bimonthly,     To set up, call
                               quarterly, or annually  1-800-544-6666
                                                       after both accounts
                                                       are opened.
                                                       To make changes, call
                                                       1-800-544-6666 at
                                                       least three business
                                                       days prior to your
                                                       next scheduled
                                                       exchange date.

PERSONAL
WITHDRAWAL
SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM
YOUR ACCOUNT TO
YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY                                              PROCEDURES
Monthly                                                To set up, call
                                                       1-800-544-6666.
                                                       To make changes, call
                                                       Fidelity at
                                                       1-800-544-6666 at
                                                       least three business
                                                       days prior to your
                                                       next scheduled
                                                       withdrawal date.



OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.
WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.
You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.
To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited. FIDELITY MONEY LINE
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.
Most transfers are complete within three business days of your call. Maximum purchase: $100,000
FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. For account balances and holdings;
To review recent account history;
For mutual fund and brokerage trading; and For access to research and analysis tools.
FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
For account balances and holdings;
To review recent account history;
To obtain quotes;
For mutual fund and brokerage trading; and To access third-party research on companies, stocks, mutual funds and the market.
TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
CALL 1-800-544-5555.
For account balances and holdings;
For mutual fund and brokerage trading;
To obtain quotes;
To review orders and mutual fund activity; and To change your personal identification number (PIN).
CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.
To set up, complete the appropriate section on the application.
All account owners must sign a signature card to receive a checkbook. You may write an unlimited number of checks.
Minimum check amount: $500.
Do not try to close out your account by check.
To obtain more checks, call Fidelity at 1-800-544-6666.
POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs.
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require [the/a] fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $5,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.
The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in February and December.

EARNING DIVIDENDS
Shares begin to earn dividends on the first business day following the day of purchase
Shares earn dividends until, but not including, the next business day following the day of redemption.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for the fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
TAX CONSEQUENCES
As with any investment, your investment in the fund could have tax consequences for you.
 TAXES ON DISTRIBUTIONS. Spartan Minnesota Municipal Income seeks to earn income and pay dividends exempt from federal income tax and Minnesota personal income tax.
A portion of the fund's income, and the dividends you receive, may be subject to federal and state income taxes. The fund's income may be subject to the federal alternative minimum tax. The fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, the fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.
If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.
If you buy shares when a fund has realized but not yet distributed capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them. FUND SERVICES


FUND MANAGEMENT
Spartan Minnesota Municipal Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. Fidelity Management & Research Company (FMR) is the fund's manager.
 As of __, FMR had approximately $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Beginning January 1, 1999 FIMM will serve as sub-adviser and be primarily responsible for choosing investments for the fund. FIMM is an affiliate of FMR. As of ___, FIMM had approximately $___ [m/b]illion in discretionary assets under management.
The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.
[PORTFOLIO MANAGER BIO TO COME]
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. The fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For December 1998 the group fee rate was 37%. The individual fund fee rate is 0.25%.
 After reimbursement, the total management fee for the fiscal year ended December 31, 1998, was __% of the fund's average net assets.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease the fund's expenses and boost its performance.
[As of __________ approximately ____% of the fund's total outstanding shares were held by FMR and an FMR affiliate.]
FUND DISTRIBUTION
FDC distributes the fund's shares.
The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer. APPENDIX


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by ______________, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]
You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.
For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.
The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room. INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-2720
Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Investments, Spartan, Goal Planner, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.
Insert item code number MNF-pro-0299
   SPARTAN(registered trademark)     MINNESOTA MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
   FEBRUARY 19, 1999
   This Statement of Additional Information (SAI) is not a prospectus. Portions of the fund's Annual Report are incorporated herein. The Annual Report is supplied with this SAI.
   To obtain a free additional copy of the Prospectus, dated February 19, 1999, or an Annual Report, please call Fidelity(registered trademark) at 1-800-544-8544or visit Fidelity's Web site at www.fidelity.com.
TABLE OF CONTENTS                      PAGE

INVESTMENT POLICIES AND                18
LIMITATIONS

SPECIAL CONSIDERATIONS REGARDING       22
MINNESOTA

SPECIAL CONSIDERATIONS REGARDING       23
PUERTO RICO

PORTFOLIO TRANSACTIONS                 25

VALUATION                              25

PERFORMANCE                            26

ADDITIONAL PURCHASE, EXCHANGE          30
AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES                30

TRUSTEES AND OFFICERS                  30

   CONTROL OF INVESTMENT ADVISERS      30

MANAGEMENT CONTRACT                    33

   DISTRIBUTION SERVICES               35

   TRANSFER AND SERVICE AGENT          36
   AGREEMENTS

DESCRIPTION OF THE TRUST               36

FINANCIAL STATEMENTS                   36

APPENDIX                               37

(fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109
MNF-ptb-0299
Insert item code number.
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or
(8) invest in companies for the purpose of exercising control or management.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with
substantially the same fundamental in    vestment objective, policies,
and limitations of the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the fund.
   For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a government body is guaranteeing the security.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
beginning on page    __    .
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       ASSET-BACKED SECURITIES    represent interests in pools of
purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
       BORROWING.    The fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
   DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities
   prices     such as the Bond Buyer Municipal Bond Index. Futures can
be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and
options discussed elsewhere in this    SAI     may be changed as
regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option
is outstanding, regardless of price    changes    . When writing an
option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
   ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates; however, municipal funds currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund
loan is called or not    renewed    .
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from movements in prevailing short-term
interest rate levels    -     rising when prevailing short-term
interest rates fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
   The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
       MUNICIPAL INSURANCE.    A municipal bond may be covered by
insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).
   Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.
   Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: i) repayment of a municipal bond before maturity (redemption), ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.
   Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.
   FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.
   PRINCIPAL MUNICIPAL BOND INSURERS. The various insurance companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.
   Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.
   Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event
of a bankruptcy.    Proposals to restrict or eliminate the federal
income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the Minnesota legislature that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and
policies.     Municipal bankruptcies are relatively rare, and certain
provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.
       EDUCATION.    In general, there are two types of
education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
   PUT FEATURES entitle the holder to sell a security back to the issuer at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Demand features and standby commitments are types of put features.
REFUNDING CONTRACTS. Securities may be purchased on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a purchaser to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A purchaser generally will not be obligated to pay the full purchase price if the issuer fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment
of liquidated damages to the    issuer.     A purchaser may secure its
obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the
refunding    contract.
       REPURCHASE AGREEMENTS    involve an agreement to purchase a
security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The fund will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
   RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The fund will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may
increase fluctuations in the market value of fund assets    and a
fund's yield     and may be viewed as a form of leverage.
   SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not generally marketable; and the possibility that the maturities of the underlying securities may be different from those of the commitments.
       TEMPORARY DEFENSIVE POLICIES.    The fund reserves the right to
invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, municipal bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
In many instances bonds and participation interests have tender options or demand features that permit the holder to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. Variable rate instruments structured in this fashion are considered to be essentially equivalent to other variable rate securities. The IRS has not ruled whether the interest on these instruments is tax-exempt. Fixed-rate bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.
   WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.
   SPECIAL CONSIDERATIONS REGARDING MINNESOTA
The following only highlights some of the more significant financial trends and problems affecting Minnesota, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of Minnesota, its agencies, and instrumentalities as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate. CONSTITUTIONAL STATE REVENUE LIMITATIONS. Minnesota's constitutionally prescribed fiscal period is a biennium, and the state operates on a biennial budget basis. An agency or other entity may not expend monies in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, the State's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecast available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session the Governor is empowered to convene a special session. EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions which would impair the ability of Minnesota municipalities to meet their bond obligations if the bonds have been properly issued.
MINNESOTA'S ECONOMY. The State of Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Diversity and a significant natural resource base are two important characteristics of the state's economy. In 1996, the structure of the State's economy closely paralleled the structure of the United State's economy as a whole. State employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of total employment was within 2 percentage points of the national employment share.
During the period from 1980 to 1990, overall employment growth in Minnesota lagged behind national growth; total employment increased 17.9% in Minnesota while increasing 20.1% nationally. Most of Minnesota's relatively slower growth during this period is associated with declining agricultural employment and with the two recessions in the United States economy occurring in the early 1980s, which were more severe in Minnesota than nationwide. Minnesota non-farm employment growth generally kept pace with the nation in the period after the 1981-82 recession ended in late 1982. In the period 1990 to 1996, non-farm employment grew 14.2% compared to 9.3% nationwide. Employment data indicate that the recession which began in July 1990 was less severe in Minnesota than in the national economy and that Minnesota's recovery has been more rapid than the nation's.
Since 1980, state per capita personal income has been within six percentage points of national per capita personal income. Minnesota per capita income has generally remained above the national average during this period in spite of the early 1980s recession and some difficult years in agriculture. In 1996, Minnesota per capita income was 105.6% of the national average.
Minnesota's monthly unemployment rate was generally less than the national average during 1995 and 1996, averaging 4.0% in 1996, as compared to the national average of 5.4%. A major continuing trend for Minnesota, as for the nation, is the large employment gain in the service industries. In 1993, almost all private sector jobs added had been in services and in finance, insurance and real estate. Accompanying this was a decline in jobs in construction and mining. Minnesota resident population grew from 4,085,000 in 1980 to 4,387,000 in 1990 or, at an average annual compound rate of .7 percent. In comparison, U.S. population grew at an annual compound rate of .9 percent during this period. Minnesota population is currently forecast by the U. S. Department of Commerce to grow at an annual compound rate of .8 percent through 2005. Minnesota population growth accelerated during the late 1980's.
Manufacturing has proven to be a strong sector, with Minnesota employment growth in this area outperforming its U.S. counterpart in both the 1980-1990 and 1990-1996 periods. Minnesota's manufacturing industries accounted for 17.4 percent of the state's employment mix in 1994. In the durable goods industries, the state's employment in 1996 was highly concentrated in the industrial machinery and instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 30.3% of the state's durable goods employment was concentrated in 1996, as compared to 19.6% for the United States as a whole. The emphasis is partly explained by the location in the state of Unisys, IBM, Cray Research, and other computer equipment manufacturers which are included in the industrial machinery classification.
The importance of the state's rich resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 1996, 29.8% of the state's non-durable goods employment was concentrated in food and kindred industries, and 17.8% in paper and allied industries. This compares to 22.1% and 8.9%, respectively, for comparable sectors in the national economy. Both of these rely heavily on renewable resources in the state. Over half of the state's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in Minnesota than in the U.S.
The state is situated in the midst of the family farm belt. Although a decline in jobs in agriculture is forecasted due to technological improvements and the trend away from small family farms, in 1995 Minnesota ranked seventh among all states in total cash receipts derived from agricultural products. In order of receipts, the six major agricultural products in 1995 were corn, dairy products, soybeans, hogs, cattle and calves, and sugar beets.
In 1996, Minnesota ranked seventh among all states in agricultural exports. The state's major agricultural commodities exported in 1996, were in order of value, feed grains and products, soybeans and products, wheat and products, live animals and meat, vegetables and feed and fodder. The average Minnesota farm had gross farm income of $96,141 in 1995, however, expenses used up $84,951 of the income leaving the average farm net income in 1995 at $11,190, compared to the 1994 average farm net income of $18,183.
Mining is currently a less significant factor in the state economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.9 thousand in 1996. It is not expected that mining employment will return to 1979 levels. However, Minnesota retains vast quantities of taconite as well as copper, nickel, cobalt, and peat, which may be utilized in the future.
The fastest growing sector of the economy in Minnesota and the rest of the country is the service sector. Business services employment is projected to increase by 23% from 1989 to 1996, and health care services (exclusive of hospitals and nursing homes) is projected to grow by 18%.
In 1996, 39 Minnesota based public companies and 10 private companies reported revenues of $600 million or more. These companies are involved in a varied group of industries including agricultural and industrial commodities, manufacturing, food and kindred products and services.
Minnesota's economy continues to outperform the forecasts. Unemployment remains well below levels observed earlier in this cycle and wage growth has been stronger than anticipated. That wage growth translates into additional income tax revenue. The state's low unemployment rate and apparent abundance of jobs also reduces the need for increases in human services spending.
Net revenues for fiscal year 1997 were $16.255 billion.
For fiscal year 1997, general fund revenues were $366 million above budget, and general fund expenses were $536 million below budget, $448 million of which was due to health and social services expenditures being less than budgeted.
SPECIAL CONSIDERATIONS REGARDING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the
   "Commonwealth"     or    "Puerto Rico"),     and is based on
information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available
documents, but is not aware of any fact    that     would render such
information materially inaccurate.
The economy of Puerto Rico is    fully integrated with     that of the
United States. In fiscal    1997,     trade with the United States
accounted for approximately    88%     of Puerto Rico's exports and
approximately    62%     of its imports. In this regard, in fiscal
   1997     Puerto Rico experienced a    $2.7     billion positive
adjusted merchandise trade balance.
   Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1997, aggregate personal income was $32.1 billion ($30.0 billion in 1992 prices) and personal per capita income was $8,509 ($7,957 in 1992 prices). Gross product in fiscal 1993 was $25.1 billion ($24.5 billion in 1992 prices) and gross product in fiscal 1997 was $32.1 billion ($27.7 billion in 1992 prices). This represents an increase in gross product of 27.7% from fiscal 1993 to 1997 (13.0% in 1992 prices).
Puerto Rico's    economic expansion, which has lasted over ten
years,     continued throughout the five-year period from fiscal
   1993     through fiscal    1997    . Almost every sector of the
economy participated, and record levels of employment were achieved. Factors behind the continued expansion included
   Government-sponsored     economic development programs, periodic
declines in the exchange value of the U.S. dollar,    increases in
the level of federal transfers, and the relatively low cost of borrowing funds during the period.
   Average employment increased from 999,000 in fiscal 1993 to 1,128,300 in fiscal 1997. Unemployment, although at relatively low historical levels, remains above the U.S. average. Average unemployment decreased from 16.8% in fiscal 1993 to 13.1% in fiscal 1997.
   Manufacturing is the largest sector in the economy accounting for $19.8 billion or 41.2% of gross domestic product in fiscal 1997. The manufacturing sector employed 153,273 workers as of March 1997. Manufacturing in Puerto Rico is now more diversified than during earlier phases of industrial development. In the last two decades industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift is best exemplified by heavy investment in pharmaceuticals, scientific instruments, computers, microprocessors, and electrical products over the last decade. The service sector, which includes wholesale and retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1997, the service sector generated $18.4 billion in gross domestic product or 38.2% of the total. Employment in this sector grew from 467,000 in fiscal 1993 to 551,000 in fiscal 1997, a cumulative increase of 17.8%. This increase was greater than the 12.9% cumulative growth in employment over the same period providing 48% of total employment. The Government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1997, the Government accounted for $5.2 billion of Puerto Rico's gross domestic product and provided 10.9% of the total employment. The construction industry has experienced real growth since fiscal 1987. In fiscal 1997, investment in construction rose to $4.7 billion, an increase of 14.7% as compared to $4.1 billion for fiscal 1996. Tourism also contributes significantly to the island economy, accounting for $2.0 billion of gross domestic product in fiscal 1997.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the Government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private
sector investment by reducing    Government-imposed     regulatory
restraints.
   The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system. Another initiative is the improvement and expansion of Puerto Rico's infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on
the island from 8,415 in fiscal 1992 to    10,877 at the end of
fiscal    1997     and to    a projected 11,972     by the end of
fiscal    1998    .
   The New Economic Model also seeks to reduce the size of the Government's direct contribution to gross domestic product. As part of this goal, the Government has transferred certain Governmental operations and sold a number of its assets to private parties. Among these are: (i) the Government sold the assets of the Puerto Rico Maritime Authority; (ii) the Government executed a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the Aqueducts and Sewer Authority executed a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; (iv) the Electric Power Authority executed power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed; (v) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (vi) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vii) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (viii) the Government sold two hotel properties and is currently negotiating the sale of a complex consisting of two hotels and a convention center; and (ix) the Government has announced its intention to sell the Puerto Rico Telephone Company and is currently involved in the sale process.
   One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the Government provides free health services to low income individuals through public health facilities owned and administered by the Government to one in which all medical services are provided by the private sector and the Government provides comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 61 municipalities out of a total of 78 on the island. It is expected that 11 municipalities will be added by the end of fiscal 1998 and 5 more by the end of fiscal 1999. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date coverage commences. As of December 31, 1997, over 1.1 million persons were participating in the program at an estimated annual cost to Puerto Rico for fiscal 1998 of approximately $672 million. In conjunction with this program, the operation of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health facilities to private entities. The Government sold six health facilities to private companies and is currently in negotiations with other private companies for the sale of thirteen health facilities to such companies.
   One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, particularly those under the Puerto Rico Industrial Incentives Program and Sections 30A and 936 of the Internal Revenue Code 1986, as amended (the "Code").
   Since 1948, Puerto Rico has promulgated various industrial incentives laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").
    The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7%. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.
   Under the 1998 Tax Incentives Law, companies are able to repatriate or distribute their profits free of tollgate taxes. In addition, passive income derived from designated investments will continue to be fully exempt from income and municipal license taxes. Individual shareholders of an exempted business will be allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate.
For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the
"economic activity    limitation", also known as the     "wage credit
limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the U.S. Congress and signed into law by President Clinton on August 20, 1996 (the "1996
Amendments"), the tax    credit, as described below,     is now being
phased out over a ten-year period for existing claimants and is no longer available for corporations that established operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section
30A    credit     and the remaining Section 936 credit are discussed
below.
   SECTION 30A. The 1996 Amendments added a new Section 30A to the Code. Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below)
to claim a credit (the "Section 30A    credit")     against the
federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a U.S. corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A    credit     is limited to the sum of (i) 60% of
qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the Code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A
   credit     would be subject to a cap based on the QDC's possession
income for an average adjusted base period ending before October 14,
1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
   SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A
   credit,     U.S. corporations that meet certain requirements and
elect its application ("Section 936 Corporations") are entitled to credit against their U.S. corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year
period immediately preceding the end of such taxable    year     (i)
80% or more of its gross income from sources within Puerto    Rico
and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the Section 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years beginning in 2006.
   PROPOSAL TO EXTEND THE PHASEOUT OF SECTION 30A. During 1997, the Government of Puerto Rico proposed to Congress the enactment of a new permanent federal incentive program similar to that provided under
Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other wage-related expenses, such as fringe benefits, as well as depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998 budget submitted by President Clinton to Congress in February 1997 included a proposal to modify Section 30A to
(i) extend the availability of the Section 30A credit indefinitely;
(ii) make it available to companies establishing operations in Puerto Rico after October 13, 1995; and (iii) eliminate the income cap. Although this proposal, was not included in the final fiscal 1998 federal budget, President Clinton's fiscal 1999 budget submitted to Congress again included these modifications to Section 30A. While the Government of Puerto Rico plans to continue lobbying for this proposal, it is not possible at this time to predict whether the
Section 30A credit will be so modified.
   OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed
on behalf of the    fund     by FMR pursuant to authority contained in
the management contract. FMR is also responsible for the placement of
transaction orders for other investment companies and    investment
    accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors,
including, but not limited    to:     the size and type of the
transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the
reasonableness of any    commissions; and, if applicable, arrangements
for payment of fund expenses.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other
   investment     accounts over which FMR or its affiliates exercise
investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and
performance of    investment     accounts;    and     effect
securities    transactions     and perform functions incidental
thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment
management services to    that     fund or its other clients, and
conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR
in carrying out its obligations to    a     fund. The receipt of such
research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,
   the fund     may    pay a broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to
   that     fund    or     its other clients. In reaching this
determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investment     accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees periodically    review      FMR's performance of its
responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended December 31,    1998     and    1997,
    the fund's portfolio turnover rates were    __%     and    __%,
respectively.
   For the fiscal year ended December 31, 1998, the fund paid [no] brokerage commissions of [$________.] [Significant changes in brokerage commissions paid by the fund from year to year may result from changing asset levels throughout the year.] The fund may pay both commissions and spreads in connection with the placement of portfolio transactions. For the fiscal years ended December 31, 1997 and 1996, the fund paid no brokerage commissions.
   During the fiscal year ended December 31, 1998, the fund paid $__ in brokerage commissions to firms that provided research services involving approximately $__ of transactions. The provision of research services was not necessarily a factor in the placement of all this business with such firms.] [During the fiscal year ended December 31, 1998, the fund paid no brokerage commissions to firms that provided research services.]
   The Trustees of the fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the fund from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the
same as those of other funds managed by    FMR or its affiliates,
investment decisions for the fund are made independently from those of
other funds managed by FMR or    investment     accounts managed by
FMR affiliates. It sometimes happens that the same security is held in
the portfolio of more than one of these funds or    investment
accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment
objective of more than one fund or    investment     account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
   The fund's net asset value per share (NAV) is the value of a single share. The NAV of the fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
   The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.
PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share price,
yield     an   d ret    urn fluctuate in response to market conditions
and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields for the fund are computed by dividing the
fund's interest    and     income for a given 30-day or one-month
period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the
fund's    NAV     at the end of the period, and annualizing the result
(assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the
discount to daily income.    Income is adjusted to reflect gains and
losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other
capital     gains and losses generally are excluded from the
calculation.
Income calculated for the purposes of calculating the fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   In calculating the fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The tax-equivalent yield    of the fund     is the rate an investor
would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing the fund's yield by the result of one minus a
specified     combined federal and state income tax rate. If only a
portion of the fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on effective yield under federal and state income tax laws for
   1999.     The second table shows the approximate yield a taxable
security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2% to 7%. Of course, no assurance can be given that the fund will achieve any specific tax-exempt yield. While the fund invests principally in obligations whose interest is exempt from federal and state income tax, other income received by the fund may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket
taking into account federal and state taxes for    1999.
1999 TAX RATES

   TAXABLE                                                 MINNESOTA STATE
   INCOME*                                                 MARGINAL RATE    COMBINED
                                                                            FEDERAL AND STATE
                                                                            EFFECTIVE RATE**

SINGLE                    JOINT             FEDERAL
RETURN                    RETURN            MARGINAL RATE

$                $        $        $         %              %                %

                                             %              %                %


   * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
   ** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.

                            IF YOUR
                            COMBINED
                            FEDERAL AND
                            STATE EFFECTIVE
                            TAX RATE IN
                            1999 IS:

                         %                        %        %        %        %

   TO MATCH THESE

   TAX-FREE YIELDS:         YOUR TAXABLE
                            INVESTMENT
                            WOULD HAVE TO
                            EARN THE
                            FOLLOWING
                            YIELD:






The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally state tax-free.
TOTAL RETURN CALCULATIONS.    Returns     quoted in advertising
reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change
in the fund's NAV over a stated period.    A cumulative total return
reflects actual performance over a stated period of time.     Average
annua   l r    eturns are calculated by determining the growth or
decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For
example, a cumulative    retu    rn of 100% over ten years would
produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in
ten years. While average annua   l r    eturns are a convenient means
of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from
year to year, and that average annual    returns     represent
averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annua   l r    eturns, the fund may quote
unaveraged or cumulative    r    eturns reflecting the simple change
in value of an investment over a stated period. Average annual and
cumulative    re    turns may be quoted as a percentage or as a dollar
amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period.
   Returns     may be broken down into their components of income and
capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their
contributions to    r    eturn.    Returns     may be quoted on a
before-tax or after-tax basis.    Returns, yields     and other
performance    formation     may be quoted numerically or in a table,
graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using the fund's    NAVs,
adjusted    NAVs,     and benchmark    indexes     may be used to
exhibit performance. An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return. Unless otherwise indicated, the fund's adjusted NAVs are not adjusted for sales charges, if any.
CALCULATING HISTORICAL FUND RESULTS.    The following table shows
performance for the fund.
HISTORICAL FUND RESULTS.    The following tables show the fund's
yield, tax-equivalent yield and return for the fiscal period ended December 31, 1998.
The tax-equivalent yield    for the fund     is based on a combined
effective federal and state income tax rate of    __%      and
reflects that, as of December 31,    1998 [none/an estimated] __%
of the fund's income was subject to state taxes. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                AVERAGE                 CUMULATIVE
                                ANNUAL                  TOTAL
                                TOTAL                   RETURNS
                                RETURNS

        THIRTY-DAY  TAX-        ONE       FIVE          ONE          FIVE   TEN
        YIELD       EQUIVALENT  YEAR      YEARS         YEAR         YEARS  YEARS
                    YIELD
                                                 TEN
                                                 YEARS



SPARTA   %           %           %         %      %      %            %      %
N MN
MUNIC
IPAL
INCOM
E


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.
   Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's yield and tax equivalent yield would have been ___% and __%, respectively.
The following table shows the income and capital elements of the
fund's cumulativ   e retur    n. The table compares the fund's return
to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for the fund. The S&P 500 and DJIA comparisons are provided to
show how the fund   's r    eturn compared to the record of a broad
unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because the fund invests in fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the fund. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
   During the 10-year period ended December 31, 1998, a hypothetical $10,000 investment in Spartan Minnesota Municipal Income would have grown to $______, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.
   SPART                                              INDE
AN                                                    XES
MINN
ESOTA
MUNI
CIPAL
INCO
ME
FUND

FISCAL   VALUE OF    VALUE OF     VALUE OF     TOTAL  S&P   DJIA  COST
YEAR     INITIAL     REINVESTED   REINVESTED   VALUE  500         OF
ENDED    $10,000     DIVIDEND     CAPITAL                         LIVING
         INVESTMENT  DISTRIBUTIO  GAIN
                     NS           DISTRIBUTIO
                                  NS







1998     $           $            $            $      $     $     $

1997     $           $            $            $      $     $     $

1996     $           $            $            $      $     $     $

1995     $           $            $            $      $     $     $

1994     $           $            $            $      $     $     $

1993     $           $            $            $      $     $     $

1992     $           $            $            $      $     $     $

1991     $           $            $            $      $     $     $

1990     $           $            $            $      $     $     $

1989     $           $            $            $      $     $     $

Explanatory Notes: With an initial investment of $10,000 in the fund
on January 1,    1989    , the net amount invested in fund shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to    $______.     If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to    $______     for dividends and    $_____
    for capital gain distributions.
PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings
are based o   n ret    urn, assume reinvestment of distributions, do
not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual
fund performance    indexes     prepared by Lipper or other
organizations. When comparing these    indexes,     it is important to
remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time
may also be quoted in    advertising. The fund may advertise risk
ratings, including symbols or numbers, prepared by independent rating agencies.
The fund's performance may also be compared to that of    the
benchmark index representing the universe of securities in which the
fund may invest. Th   e return     of    the     index reflects
reinvestment of all dividends and capital gains paid by securities included in the index. Unlike the fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index(es).
The fund may compare its performance to the Lehman Brothers Municipal
Bond Index, a    market capitalization-weighted index     for
investment-grade municipal bonds with maturities of one    year or
more.     Issues included in the index have been issued after December
31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in the index.
Minnesota Municipal Income may compare        its performance to that
of the Lehman Brothers Minnesota Enhanced Municipal Bond Index, a
   market capitalization-weighted index     of Minnesota
investment-grade municipal bonds with maturities of one    year or
more.     Issues included in the index have been issued as part of an offering of at least $20 million, have an outstanding par value of at least $2 million, and have been issued after December 31, 1990.
The fund may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on
the    Consumer Price Index),     and combinations of various capital
markets. The performance of these capital markets is based on the
returns of different    indexes.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond
directly to those of the funds. Ibbotson calculates    returns     in
the same method as the funds. The funds may also compare performance
to that of other compilations or    indexes     that may be developed
and made available in the future.
The fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual
municipal bond. Unlike    municipal bond     mutual funds, individual
municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The sales
charges of many    municipal bond     mutual funds are lower than the
purchase cost of individual municipal bonds, which are generally subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. The fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or
   ret    urns to those of a benchmark. Measures of benchmark
correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the fund may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate the fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of December 31, 1998, FMR advised over    $__     billion in
   municipal     fund assets,    $__     billion in    taxable
fixed-income fund assets, $__ billion in     money market fund
assets,    $___     billion in equity fund assets,    $__     billion
in international fund assets, and    $___     billion in Spartan fund
assets. The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, the fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
   DISTRIBUTIONS AND TAXES
       DIVIDENDS.    To the extent that the fund's income is
designated as federally tax-exempt interest, the dividends declared by the fund are also federally tax-exempt. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.
The fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on
the federal and state tax treatment of the    structure.
 Interest     on certain "private activity" securities is subject to
the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of the fund's policies of investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.
A portion of the gain on municipal bonds purchased at market discount
after April 30, 1993 is taxable to shareholders as    ordinary
income,     not as capital gains.    Dividends     resulting from a
recharacterization of gain from the sale of bonds purchased    at
market discount after April 30, 1993 are not considered income for purposes of the fund's policy of investing so that at least 80% of its income is free from federal income tax.
MINNESOTA TAXES. Shareholders of the Fund who are individuals, estates or trust and who are subject to Minnesota personal income tax will not be subject to such tax on distributions with respect to shares of the Fund to the extent that 1) such distributions are exempt interest dividends for federal income tax purposes, 2) are attributable to interest on tax-exempt obligations to the State of Minnesota, its political or governmental subdivisions, or any of its municipalities or its governmental agencies or instrumentalities, and 3) the portion of the exempt interest dividends from Minnesota that are paid equals or exceeds 95 percent of all exempt interest dividends paid. In addition, distributions with respect to interest derived from obligations of the United States will not be subject to the Minnesota personal income tax. Any distributions with respect to shares of the Fund other than those described in the preceding sentences, including, but not limited to, long or short term capital gains, may be subject to the Minnesota personal income tax. Capital gain distributions paid will be taxed in Minnesota at the same rate as other income. Distributions derived from private activity bonds included federal minimum taxable income and tax exempt dividends may generate Minnesota alternative minimum tax. Generally, the Fund distributions to a corporation will be subject to the Minnesota income tax with respect to such distributions.
CAPITAL GAINS DISTRIBUTIONS. The fund's long-term capital gains distributions are federally taxable to shareholders generally as capital gains.
   [As of     December 31   , 1998, the fund had a capital loss
carryforward aggregating approximately $____. This loss carryforward,
of which $___, $___, and $___will expire on     December 31   , 199_,
____, and ____ , respectively, is available to offset future capital gains.]
TAX STATUS OF THE FUND. The fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code     so that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to
qualify as a regulated investment    company,     and avoid being
subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of the fund resulted in a capital gain or
loss or other tax consequence to you.     In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers
to determine whether    a     fund is suitable to their particular tax
situation.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trust are listed below.    The Board of Trustees governs the fund
and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and
review the fund's performance.     Except as indicated, each
individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for
other funds advised by    FMR or its affiliates.     The business
address of each Trustee, Member of the Advisory Board, and officer who
is an "interested person" (as defined in the    1940 Act)     is 82
Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d    (68),     Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD    (57),     Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX    (66),     Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS    (67),     Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (55), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES    (71),     Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK    (66),     Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors of National Arts Stabilization    Inc.,
Chairman of the Board of Trustees of the Greenwich Hospital
Association,    Director of the Yale-New Haven Health Services Corp.
(1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (54), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY    (65),     Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH    (69),     Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
   MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
*ROBERT C. POZEN    (52),     Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS    (70),     Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
DWIGHT D. CHURCHILL    (45),     is Vice President of Bond Funds,
Group Leader of the Bond Group, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.
FRED L. HENNING, JR.    (59),     is Vice President of Fidelity's
Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   CHRISTINE J. THOMPSON (  ),
ERIC D. ROITER    (50),     Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER    (51),     Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   MATTHEW N. KARSTETTER (_), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).
   STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.
JOHN H. COSTELLO    (52),     Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH    (52),     Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON    (40),     Assistant    Treasurer (1996),     is
Assistant Treasurer of    Fidelity's Fixed-Income Funds (1998)     and
an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his
or her services for the fiscal year ended December 31,    1998    .
COMPENSATION TABLE

TRUSTEES     AGGREGATE         TOTAL
AND          COMPENSATION      COMPENSATION
MEMBERS      FROM              FROM THE
OF THE       SPARTAN MN MUNI   FUND COMPLEX*
ADVISORY     INCOMEB,C         A
BOARD

J. GARY      $ 0               $ 0
BURKHEAD
**

RALPH F.     $                 $ 214,500
COX

PHYLLIS      $                 $ 210,000
BURKE
DAVIS

ROBERT M.    $                 $176,000
GATES ***

EDWARD C.    $ 0               $ 0
JOHNSON 3D
**

E. BRADLEY   $                 $ 211,500
JONES

DONALD J.    $                 $ 211,500
KIRK

PETER S.     $ 0               $ 0
LYNCH **

WILLIAM O.   $                 $ 214,500
MCCOY***
*

GERALD C.    $                 $ 264,500
MCDONOUG
H

MARVIN L.    $                 $ 214,500
MANN

ROBERT C.    $ 0               $ 0
POZEN**

THOMAS R.    $                  $214,500
WILLIAMS

* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the fund and Mr. Burkhead are compensated by
FMR.
   *** Mr. Gates was elected to the Board of Trustees of Fidelity Municipal Trust on December 16, 1998.
   **** Mr. McCoy was elected to the Board of Trustees of Fidelity Municipal Trust on December 16, 1998.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]
   [C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   [As of December 31, 1998, approximately __% of the fund's total outstanding shares was held by FMR and an FMR affiliate. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Adviser[s]" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of the fund's shares, the Trustees, Members of the Advisory Board, and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
   [As     of December 31,    1998,     the Trustees, Members of the
Advisory Board, and officers of the fund owned, in the aggregate, less
than    __%     of the fund's total outstanding    shares.]
   [As of December 31, 1998, the following owned of record or beneficially 5% or more (up to and including 25%) of the fund's outstanding shares:]
   [As of December 31, 1998, approximately ____% of the fund's total outstanding shares were held by [NAME OF SHAREHOLDER].
   [A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]
   CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
MANAGEMENT CONTRACT
   The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
       MANAGEMENT SERVICES.    Under the terms of its management
contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents,
accountants,    underwriters     and other persons dealing with the
fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing
reports,    evaluations     and analyses on a variety of subjects to
the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent,
the      fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing
shareholders. Other expenses paid by the    fund     include interest,
taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
   The following is the fee schedule for the fund.
GROUP FEE RATE               EFFECTIVE ANNUAL
SCHEDULE                     FEE RATES

AVERAGE GROUP    ANNUALIZED  GROUP NET          EFFECTIVE ANNUAL FEE
ASSETS           RATE        ASSETS             RATE

 0 - $3 BILLION  .3700%       $ 0.5 BILLION     .3700%

 3 - 6           .3400         25               .2664

 6 - 9           .3100         50               .2188

 9 - 12          .2800         75               .1986

 12 - 15         .2500         100              .1869

 15 - 18         .2200         125              .1793

 18 - 21         .2000         150              .1736

 21 - 24         .1900         175              .1690

 24 - 30         .1800         200              .1652

 30 - 36         .1750         225              .1618

 36 - 42         .1700         250              .1587

 42 - 48         .1650         275              .1560

 48 - 66         .1600         300              .1536

 66 - 84         .1550         325              .1514

 84 - 120        .1500         350              .1494

 120 - 156       .1450         375              .1476

 156 - 192       .1400         400              .1459

 192 - 228       .1350         425              .1443

 228 - 264       .1300         450              .1427

 264 - 300       .1275         475              .1413

 300 - 336       .1250         500              .1399

 336 - 372       .1225         525              .1385

 372 - 408       .1200         550              .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 OVER 516        .1100

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at    $___     billion of group net assets - the approximate
level for December    1998     - was    __%     which is the weighted
average of the respective fee rates for each level of group net assets
up to    $__     billion.
The fund's individual fund fee rate is    __%     . Based on the
average group net assets of the funds advised by FMR for December
   1998,     the fund's annual management fee rate would be calculated
as follows:

                         GROUP FEE RATE       INDIVIDUAL FUND FEE RATE       MANAGEMENT
                                                                            FEE RATE

SPARTAN MN MUNI INCOME  0.___%          +    0.25%                     =    0.___%




One-twelfth of    the     management fee rate is applied to the fund's
   average     net assets for the month, giving a dollar    amount
    which is the fee for that month.
For the fiscal years ended December 31,    1998,     1997, and 1996,
the fund paid FMR management fees of    $_________,     $1,066,637,
   and     $1,192,189, respectively.
   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of
the fund's    operating     expenses (exclusive of interest, taxes,
brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase the fund's total returns
and yield, and repayment of the reimbursement by    the/a]     fund
will lower its total returns and yield.
Effective April 1, 1997, FMR voluntarily    agreed     to reimburse
the fund if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of 0.55% of its average net assets. For the fiscal years ended December 31,
   1998,     1997,    and     1996, management fees incurred under the
fund's contract prior to reimbursement amounted to    $_________,
$1,133,351,    and     $1,192,189, respectively, and management fees
reimbursed by FMR amounted to    $_________,     $66,714, and $0,
respectively.
   SUB-ADVISER. On behalf of Spartan Minnesota Municipal Income Fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund.
   Under the terms of the sub-advisory agreement, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
   DISTRIBUTION SERVICES
   The fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for
expenses incurred in connection with    providing services intended to
result in     the    sale     of fund    shares and/or shareholder
support services.     In addition, the Plan provides that FMR,
directly or through FDC, may    pay intermediaries,     such as
banks, broker-dealers and other service-providers,     that provide
those     services. Currently, the Board of Trustees has authorized
such    payments for Spartan Minnesota Municipal Income shares.
   [Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1998 amounted to $____ for Spartan Minnesota Municipal Income.
   [FMR     made no payments either directly or through FDC to
   intermediaries     for the fiscal year ended    1998.]
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares    or stabilization of cash flows     may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of
underwriting,    selling     or distributing securities. Although the
scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as
dealers pursuant to state    law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
   TRANSFER AND SERVICE AGENT AGREEMENTS
The fund has entered into a transfer agent agreement with    UMB,
which is located at 1010 Grand Avenue, Kansas City, Missouri.
Under the terms of the agreement, UMB provides transfer agency, dividend disbursing, and shareholder services for the fund. UMB in turn has entered into a sub-transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services for the fund and receives all related transfer agency fees paid to UMB. For providing transfer agency services, FSC receives an account fee and an asset-based fee each paid monthly with respect to each account in the fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
In addition, UMB receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in    a qualified state
tuition program (QSTP), as defined under the Small Business Job
Protection Act of 1996, managed by FMR or an affiliate and     each
Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate,
according to the percentage of the    QSTP's or     Freedom Fund's
assets that is invested in the fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
The fund has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service
agent agreement with    FSC, an affiliate of FMR.     Under the terms
of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are .0400%
for fixed-income    funds,     $500 million of average net assets and
 .0200% for fixed-income funds of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
For the fiscal years ended December 31,    1998,     1997,    and
1996, the fund paid FSC pricing and bookkeeping fees, including
reimbursement for related out-of-pocket expenses, of    $____,
    $123,870,    and     $131,336, respectively.
DESCRIPTION OF THE TRUST
Spartan Minnesota Municipal Income Fund is a fund of Fidelity Municipal Trust, an open-end management investment company
   orga    nized as a Massachusetts business trust on June 22, 1984.
Currently, there are four funds in the Fidelity Municipal Trust:
Spartan Michigan Municipal Income Fund; S   partan Minnesota Municipal
Income Fund; Spartan Ohio Municipal Income Fund and Spartan Pennsylvania Municipal Income Fund.
   The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.
       SHAREHOLDER LIABILITY.    The trust is an entity commonly known
as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
   The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
   The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   The trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
       CUSTODIAN.    UMB Bank, n.a., 1010 Grand Avenue, Kansas City,
Missouri, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. ________________________ One Post Office Square, Boston, Massachusetts serves as the trust's independent accountant. The
auditor examines financial statements for the    fund     and provides
other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the fiscal year ended December 31, 1998, and report of the auditor, are included in the fund's Annual Report and are incorporated herein by reference.
APPENDIX
   Design, Fidelity Focus, Fidelity Investments, Fidelity, Fidelity Investments & (Pyramid), and Magellan, are registered trademarks of FMR Corp.
   THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FIDELITY'S
MICHIGAN MUNICIPAL
FUNDS

FIDELITY
MICHIGAN MUNICIPAL
MONEY MARKET
FUND
(fund number 420, trading symbol FMIXX)

SPARTAN(registered trademark)
MICHIGAN
MUNICIPAL
INCOME
FUND

(fund number 081, trading symbol FMHTX)

PROSPECTUS
FEBRUARY 19, 1999

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

CONTENTS


FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         5   FEE TABLE

FUND BASICS              6   INVESTMENT DETAILS

                         7   VALUING SHARES

SHAREHOLDER INFORMATION  8   BUYING AND SELLING SHARES

                         14  EXCHANGING SHARES

                         15  ACCOUNT FEATURES AND POLICIES

                         17  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         18  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         18  FUND DISTRIBUTION

APPENDIX                 19  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY
INVESTMENT OBJECTIVE
MICHIGAN MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and Michigan personal income tax, as is consistent with the preservation of capital.
PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in municipal money market securities.
(small solid bullet) Investing so that at least 80% of the fund's income distributions is exempt from federal and Michigan income taxes. (small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. (small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Michigan can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
INVESTMENT OBJECTIVE
SPARTAN MICHIGAN MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Michigan personal income tax. The fund also seeks income exempt from certain business or corporate taxes.
PRINCIPAL INVESTMENT STRATEGIES
FMR's principal investment strategies include:
(small solid bullet) Investing normally in investment-grade municipal debt securities.
(small solid bullet) Investing at least 80% of assets in securities exempt from federal and Michigan personal income taxes.
(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. (small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Michigan Municipal Bond Index.
(small solid bullet) Allocating assets across different market sectors and maturities.
(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.
PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries are affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Michigan can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
PERFORMANCE
The following information illustrates the changes in the funds' performance from year to year and compares the bond fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Data for the market index for Spartan Michigan Municipal Income is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
 MI MUNICIPAL MONEY MARKET

CALENDAR                    1990  1991  1992  1993  1994  1995  1996  1997  1998
YEARS

                            %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR MICHIGAN MUNICIPAL MONEY MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

SPARTAN MI MUNICIPAL INCOME

CALENDAR                     1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
YEARS

                             %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN MICHIGAN MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).
AVERAGE ANNUAL RETURNS
FOR THE        PAST 1  PAST 5  PAST 10
PERIODS ENDED  YEAR    YEARS   YEARS/LIFE OF FUND
DECEMBER 31,
1998

MI              %       %       %A
MUNICIPAL
MONEY
MARKET

SPARTAN MI      %       %       %
MUNICIPAL
INCOME

LEHMAN          %       %       %
BROTHERS MI
MUNI BOND
INDEX

LIPPER MI       %       %       %
MUNI DEBT
FUNDS
AVERAGE

A FROM JANUARY 1, 1991.

If FMR had not reimbursed certain fund expenses during these periods, Spartan Michigan Municipal Income's total returns would have been lower.
The Lehman Brothers Michigan Municipal Bond Index is a market capitalization-weighted index of Michigan investment-grade municipal bonds with maturities of one year or more.
The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for [[the/each]fund/[Name(s) of Fund(s)]] are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for [[the/each]fund/[Name(s) of Fund(s)]] are higher than the expenses actually paid by the fund as the result of expense reimbursements and the payment or reduction of certain expenses during the period.][The annual fund operating expenses provided below for [[the/each]fund/[Name(s) of Fund(s)]] are based on historical expenses.]
SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)
SALES CHARGE   NONE
(LOAD) ON
PURCHASES
AND
REINVESTED
DISTRIBUTIONS

DEFERRED       NONE
SALES CHARGE
(LOAD) ON
REDEMPTIONS

ANNUAL         $12.00
ACCOUNT
MAINTENANCE
FEE (FOR
ACCOUNTS
UNDER
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
MI          MANAGEMEN      %
MUNICIPAL   T FEE
MONEY
MARKET

            DISTRIBUTION   NONE
            AND SERVICE
            (12B-1) FEE

            OTHER          %
            EXPENSES

            TOTAL          %
            ANNUAL FUND
            OPERATING
            EXPENSES

SPARTAN     MANAGEMEN      %
MI          T FEE
MUNICIPAL
INCOME

            DISTRIBUTION   NONE
            AND SERVICE
            (12B-1) FEE

            OTHER          %
            EXPENSES

            TOTAL          %
            ANNUAL FUND
            OPERATING
            EXPENSESA

A Effective April 1, 1997, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.55%. This arrangement can be terminated by FMR at any time.
[A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total fund operating expenses, after reimbursement for Spartan Michigan Municipal Income, would have been __% for Spartan Michigan Municipal Income and __% for Michigan Municipal Money Market.]
This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
MI
MUNICIPAL
MONEY
MARKET

1 YEAR      $

3 YEARS     $

5 YEARS     $

10 YEARS    $

SPARTAN
MI
MUNICIPAL
INCOME

1 YEAR      $

3 YEARS     $

5 YEARS     $

10 YEARS    $

FUND BASICS


INVESTMENT DETAILS
INVESTMENT OBJECTIVE
MICHIGAN MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and Michigan personal income tax, as is consistent with the preservation of capital.
PRINCIPAL INVESTMENT STRATEGIES
FMR normally invests the fund's assets in municipal money market securities.
FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal and Michigan income taxes. Municipal securities whose interest is exempt from federal and Michigan income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations.
FMR may invest the fund's assets in municipal securities whose interest is subject to Michigan income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. INVESTMENT OBJECTIVE
SPARTAN MICHIGAN MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Michigan personal income tax. The fund also seeks income exempt from certain business or corporate taxes.
PRINCIPAL INVESTMENT STRATEGIES
FMR normally invests the fund's assets in investment-grade municipal debt securities.
FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes. Municipal securities whose interest is exempt from federal and Michigan income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. FMR may invest the fund's assets in municipal securities whose interest is subject to Michigan personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
FMR uses the Lehman Brothers Michigan Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 1998, the dollar-weighted average maturity of the fund and the index was approximately __ and __ years, respectively.
FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.
In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.
DESCRIPTION OF PRINCIPAL SECURITY TYPES
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.
DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.
PRINCIPAL INVESTMENT RISKS
Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Michigan, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.
The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.
The bond fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.
The following factors may significantly affect a fund's performance:
MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
INTEREST RATE CHANGES. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
GEOGRAPHIC CONCENTRATION. Michigan's economy is dominated by automobile-related industries, which tend to be especially vulnerable to economic downturns. Historically the state's unemployment rate has been higher than average, although this has not been the case for the past couple of years. In addition, since 1993, there have been significant constitutional and statutory changes to Michigan's tax and school financing structures, which could affect the financial health of the state and its local units.
ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund may distribute income subject to federal or Michigan income tax.
FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
MICHIGAN MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and Michigan personal income tax, as is consistent with the preservation of capital. The fund will normally invest so that at least 80% of its income distributions are exempt from federal and state income tax.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Michigan personal income tax by investing primarily in investment-grade municipal bonds. The fund also seeks income exempt from certain business or corporate taxes. VALUING SHARES
Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.
Each fund's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
The money market fund's assets are valued on the basis of amortized cost.
The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation. SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES
GENERAL INFORMATION
Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following Web site and phone numbers:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com.
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information,
1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).
Please use the following addresses:
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
You may buy or sell shares of the funds through an investment professional. If you invest through an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
TRUST
FOR MONEY BEING INVESTED BY A TRUST
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS
BUYING SHARES
The price to buy one share of each fund is the fund's NAV.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.
MINIMUMS
TO OPEN AN ACCOUNT $10,000
For the money market fund $5,000
TO ADD TO AN ACCOUNT  $1,000
For the money market fund $500
Through regular investment plans $500
MINIMUM BALANCE $5,000
For the money market fund $2,000


There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM or a qualified state tuition program. In addition, each fund may waive or lower purchase minimums in other circumstances.
KEY
INFORMATI
ON

PHONE             TO OPEN AN ACCOUNT
1-800-544-7777    (bullet)
                  Exchange from another
                  Fidelity fund.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Exchange from another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money
                  Line(registered trademark) to transfer from your bank account.

INTERNET          TO OPEN AN ACCOUNT
WWW.FIDELITY.COM  (bullet)
                  Complete and sign the
                  application. Make your
                  check payable to the
                  complete name of the
                  fund. Mail to the address
                  under "Mail" below.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Exchange from another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money Line
                  to transfer from your
                  bank account.

MAIL              TO OPEN AN
FIDELITY          ACCOUNT
INVESTMENTS       (bullet)
P.O. BOX 770001   Complete and sign the
CINCINNATI, OH    application. Make your
45277-0002        check payable to the
                  complete name of the
                  fund. Mail to the
                  address at left.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Make your check
                  payable to the complete
                  name of the fund.
                  Indicate your fund
                  account number on your
                  check and mail to the
                  address at left.
                  (bullet)
                  Exchange from another
                  Fidelity fund. Send a
                  letter of instruction to
                  the address at left,
                  including your name, the
                  funds' names, the fund
                  account numbers, and
                  the dollar amount or
                  number of shares to be
                  exchanged.

IN PERSON         TO OPEN AN
                  ACCOUNT
                  (bullet)
                  Bring your application
                  and check to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Bring your check to a
                  Fidelity Investor Center.
                  Call 1-800-544-9797
                  for the center nearest
                  you.

WIRE              TO OPEN AN
                  ACCOUNT
                  (bullet)
                  Call 1-800-544-7777 to
                  set up your account and
                  to arrange a wire
                  transaction.
                  (bullet)
                  Wire within 24 hours to:
                  Bankers Trust Company,
                  Bank Routing #
                  021001033, Account #
                  00163053.
                  (bullet)
                  Specify the complete
                  name of the fund and
                  include your new fund
                  account number and
                  your name.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Wire to: Bankers Trust
                  Company, Bank Routing
                  # 021001033, Account
                  # 00163053.
                  (bullet)
                  Specify the complete
                  name of the fund and
                  include your fund
                  account number and
                  your name.

AUTOMATICAL       TO OPEN AN ACCOUNT
LY                (bullet)
                  Not available.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Use Fidelity Automatic
                  Account Builder(registered trademark) or
                  Direct Deposit.
                  (bullet)
                  Use Fidelity Automatic
                  Exchange Service to
                  exchange from a Fidelity
                  money market fund.




SELLING SHARES
The price to sell one share of each fund is the fund's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your Michigan Municipal Money Market shares, leave at least $2,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) If you are selling some but not all of your Spartan Michigan Municipal Income shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.
KEY
INFORMATI
ON

PHONE             (bullet)
1-800-544-7777    Call the phone number at
                  left to initiate a wire
                  transaction or to request
                  a check for your
                  redemption.
                  (bullet)
                  Use Fidelity Money Line
                  to transfer to your bank
                  account.
                  (bullet)
                  Exchange to another
                  Fidelity fund. Call the
                  phone number at left.

INTERNET          (bullet)
WWW.FIDELITY.COM  Exchange to another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money Line
                  to transfer to your bank
                  account.

MAIL              INDIVIDUAL, JOINT
FIDELITY          TENANT,
INVESTMENTS       SOLE PROPRIETORSHIP,
P.O. BOX 660602   UGMA, UTMA
DALLAS, TX        (bullet)
75266-0602        Send a letter of
                  instruction to the
                  address at left, including
                  your name, the fund's
                  name, your fund account
                  number, and the dollar
                  amount or number of
                  shares to be sold. The
                  letter of instruction must
                  be signed by all persons
                  required to sign for
                  transactions, exactly as
                  their names appear on
                  the account.
                  TRUST
                  (bullet)
                  Send a letter of
                  instruction to the
                  address at left, including
                  the trust's name, the
                  fund's name, the trust's
                  fund account number,
                  and the dollar amount or
                  number of shares to be
                  sold. The trustee must
                  sign the letter of
                  instruction indicating
                  capacity as trustee. If the
                  trustee's name is not in
                  the account registration,
                  provide a copy of the trust
                  document certified within
                  the last 60 days.
                  BUSINESS OR
                  ORGANIZATION
                  (bullet)
                  Send a letter of
                  instruction to the
                  address at left, including
                  the firm's name, the
                  fund's name, the firm's
                  fund account number,
                  and the dollar amount or
                  number of shares to be
                  sold. At least one person
                  authorized by corporate
                  resolution to act on the
                  account must sign the
                  letter of instruction.
                  (bullet)
                  Include a corporate
                  resolution with corporate
                  seal or a signature
                  guarantee.
                  EXECUTOR,
                  ADMINISTRATOR,
                  CONSERVATOR,
                  GUARDIAN
                  (bullet)
                  Call 1-800-544-6666
                  for instructions.

IN PERSON         INDIVIDUAL, JOINT
                  TENANT,
                  SOLE PROPRIETORSHIP,
                  UGMA, UTMA
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  The letter of instruction
                  must be signed by all
                  persons required to sign
                  for transactions, exactly
                  as their names appear
                  on the account.
                  TRUST
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  The trustee must sign the
                  letter of instruction
                  indicating capacity as
                  trustee. If the trustee's
                  name is not in the
                  account registration,
                  provide a copy of the trust
                  document certified within
                  the last 60 days.
                  BUSINESS OR
                  ORGANIZATION
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  At least one person
                  authorized by corporate
                  resolution to act on the
                  account must sign the
                  letter of instruction.
                  (bullet)
                  Include a corporate
                  resolution with corporate
                  seal or a signature
                  guarantee.
                  EXECUTOR,
                  ADMINISTRATOR,
                  CONSERVATOR,
                  GUARDIAN
                  (bullet)
                  Visit a Fidelity Investor
                  Center for instructions.
                  Call 1-800-544-9797
                  for the center nearest
                  you.

AUTOMATICAL       (bullet)
LY                Use Fidelity Automatic
                  Exchange Service to
                  exchange from the
                  money market fund to
                  another Fidelity fund.
                  (bullet)
                  Use Personal Withdrawal
                  Service to set up periodic
                  redemptions from your
                  bond fund account.

CHECK             (bullet)
                  Write a check to sell
                  shares from your
                  account.


EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of Michigan Municipal Money Market.
(small solid bullet) Spartan Michigan Municipal Income may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. (small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The funds may terminate or modify the exchange privileges in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details. ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the funds.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.
FIDELITY
AUTOMATIC
ACCOUNT
BUILDER
TO MOVE MONEY
FROM YOUR BANK
ACCOUNT TO A
FIDELITY FUND

MINIMUM                   FREQUENCY               PROCEDURES
$500                      Monthly or quarterly    (bullet) To set up
($100 for the money                               for a new account,
market fund)                                      complete the
                                                  appropriate section on
                                                  the fund application.
                                                  (bullet) To set up
                                                  for existing accounts,
                                                  call 1-800-544-6666
                                                  or visit Fidelity's Web
                                                  site for an application.
                                                  (bullet) To make
                                                  changes, call
                                                  1-800-544-6666 at
                                                  least three business
                                                  days prior to your
                                                  next scheduled
                                                  investment date.

DIRECT DEPOSIT
TO SEND ALL OR A
PORTION OF YOUR
PAYCHECK OR
GOVERNMENT CHECK
TO A FIDELITY FUNDA

MINIMUM                   FREQUENCY               PROCEDURES
$500                      Every pay period        (bullet) To set up
($100 for the money                               for a new account,
market fund)                                      check the appropriate
                                                  box on the fund
                                                  application.
                                                  (bullet) To set up
                                                  for an existing
                                                  account, call
                                                  1-800-544-6666 or
                                                  visit Fidelity's Web site
                                                  for an authorization
                                                  form.
                                                  (bullet) To make
                                                  changes you will need
                                                  a new authorization
                                                  form. Call
                                                  1-800-544-6666 or
                                                  visit Fidelity's Web
                                                  site to obtain one.

A BECAUSE BOND FUND
SHARE PRICES FLUCTUATE,
THAT FUND MAY NOT BE
AN APPROPRIATE CHOICE
FOR DIRECT DEPOSIT OF
YOUR ENTIRE CHECK.

FIDELITY
AUTOMATIC
EXCHANGE
SERVICE
TO MOVE MONEY
FROM A FIDELITY
MONEY MARKET
FUND TO ANOTHER
FIDELITY FUND

MINIMUM                   FREQUENCY               PROCEDURES
$500                      Monthly, bimonthly,     (bullet) To set up,
($100 for the money       quarterly, or annually  call 1-800-544-6666
market fund)                                      after both accounts
                                                  are opened.
                                                  (bullet) To make
                                                  changes, call
                                                  1-800-544-6666 at
                                                  least three business
                                                  days prior to your
                                                  next scheduled
                                                  exchange date.

PERSONAL
WITHDRAWAL
SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM
YOUR BOND FUND
ACCOUNT TO YOU OR
TO YOUR BANK
ACCOUNT.


FREQUENCY                                         PROCEDURES
Monthly                                           (bullet) To set
                                                  up, call
                                                  1-800-544-6666.
                                                  (bullet) To
                                                  make changes, call
                                                  Fidelity at
                                                  1-800-544-6666 at
                                                  least three business
                                                  days prior to your
                                                  next scheduled
                                                  withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.
WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM. (bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.
(bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
FIDELITY MONEY LINE
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
(bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.
(bullet) Most transfers are complete within three business days of your call.
(bullet) Maximum purchase: $100,000
FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. (bullet) For account balances and holdings;
(bullet) To review recent account history;
(bullet) For mutual fund and brokerage trading; and (bullet) For access to research and analysis tools.
FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
(bullet) For account balances and holdings;
(bullet) To review recent account history;
(bullet) To obtain quotes;
(bullet) For mutual fund and brokerage trading; and (bullet) To access third-party research on companies, stocks, mutual funds and the market.
TOUCHTONE XPRESS
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
CALL 1-800-544-5555.
(bullet) For account balances and holdings;
(bullet) For mutual fund and brokerage trading;
(bullet) To obtain quotes;
(bullet) To review orders and mutual fund activity; and (bullet) To change your personal identification number (PIN). CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.
(bullet) To set up, complete the appropriate section on the application.
(bullet) All account owners must sign a signature card to receive a checkbook.
(bullet) You may write an unlimited number of checks.
(bullet) Minimum check amount: $1,000 ($500 for the money market fund).
(bullet) Do not try to close out your account by check.
(bullet) To obtain more checks, call Fidelity at 1-800-544-6666.
POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $5,000 for Spartan Michigan Municipal Income or $2,000 for Michigan Municipal Money Market (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.
The bond fund normally declares dividends daily and pays them monthly. The bond fund normally pays capital gains distributions in February and December.
Distributions you receive from the money market fund consist primarily of dividends. The money market fund normally declares dividends daily and pays them monthly.
EARNING DIVIDENDS
Shares begin to earn dividends on the first business day following the day of purchase.
Shares earn dividends until, but not including, the next business day following the day of redemption.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. (bond fund only) Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
TAX CONSEQUENCES
As with any investment, your investment in a fund could have tax consequences for you.
TAXES ON DISTRIBUTIONS. Each fund seeks to earn income and pay dividends exempt from federal income tax, Michigan personal income tax and other taxes in Michigan.
A portion of each fund's income, and the dividends you receive, may be subject to federal and state income taxes. Each fund's income may be subject to the federal alternative minimum tax. Each fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains at a rate based on how long the securities were held.
If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. TAXES ON TRANSACTIONS. Your bond fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.
FUND SERVICES


FUND MANAGEMENT
Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.
FMR is each fund's manager.
As of April 30, 1998, FMR had approximately $___ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for the money market fund. As of May 1, 1998, FIMM had approximately $__ billion in discretionary assets under management. FIMM is primarily responsible for choosing investments for the money market fund. Beginning January 1, 1999, FIMM will serve as sub-adviser and be primarily responsible for choosing investments for Spartan Michigan Municipal Income. FIMM is an affiliate of FMR. [As of _______, FIMM had $____ in discretionary assets under management.]
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
Norm Lind is Vice President and manager for Spartan Michigan Municipal Income, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month.
For Michigan Municipal Money Market and Spartan Michigan Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For December 1998, the group fee rate was __%. The individual fund fee rate is 0.25% for Michigan Municipal Money Market and Spartan Michigan Municipal Income.
The total management fee for the fiscal year ended December 31, 1998 was __% of the fund's average net assets for Michigan Municipal Money Market and __%, after reimbursement, of the fund's average net assets for Spartan Michigan Municipal Income.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements which may be terminated by FMR at any time, can decrease a fund's expenses and boost its performance.
[As of _________, approximately __% and __% OF [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]
FUND DISTRIBUTION
FDC distributes each fund's shares.
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX


FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by ___________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]
You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.
For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.
The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room. INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS 811-6454 AND 811-2720. Spartan, Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Investments, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.
Portfolio Advisory Services is a service mark of FMR Corp.
The third party marks appearing above are the marks of their respective owners.
_________________ MIS/MIF-pro-0299

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY MUNICIPAL TRUST II
SPARTAN(registered trademark) MICHIGAN MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
   FEBRUARY 19, 1999
   This Statement of Additional Information (SAI) is not a prospectus. Portions of the funds' Annual Report are incorporated herein. The
Annual Report is supplied with this SAI.
   To obtain a free additional copy of the Prospectus, dated February 19, 1999, or an Annual Report, please call Fidelity(registered trademark) at 1-800-544-8544 or visit Fidelity's Web site at
www.fidelity.com.
TABLE OF CONTENTS                  PAGE

INVESTMENT POLICIES AND            24
LIMITATIONS

SPECIAL CONSIDERATIONS REGARDING   29
MICHIGAN

SPECIAL CONSIDERATIONS REGARDING   31
PUERTO RICO

PORTFOLIO TRANSACTIONS             32

VALUATION                          33

PERFORMANCE                        34

ADDITIONAL PURCHASE, EXCHANGE      39
AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES            39

TRUSTEES AND OFFICERS              40

CONTROL OF INVESTMENT ADVISERS        28

MANAGEMENT CONTRACTS                  28

DISTRIBUTION SERVICES              46

TRANSFER AND SERVICE AGENT         46
AGREEMENTS

DESCRIPTION OF THE TRUSTS          47

FINANCIAL STATEMENTS               48

APPENDIX                           49

       MIS/MIF   -ptb-    0299
   ____________________________

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF MICHIGAN MUNICIPAL MONEY MARKET FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
(2) issue senior securities, except    in connection with the
insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as
otherwise     permitted under the Investment Company Act of 1940;
(3) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
(4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to the purchase of debt securities or to repurchase agreements).
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-ended management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (7) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of
such     payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political
entities; and whether a    governmental     body is guaranteeing the
security.
   For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it
would consider appropriate steps to protect    liquidity.
INVESTMENT LIMITATIONS OF SPARTAN MICHIGAN MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or
(8) invest in companies for the purpose of exercising control or management.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-ended management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and
whether a    governmenta    l body is guaranteeing the security.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 6.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       ASSET-BACKED SECURITIES    represent interests in pools of
purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
       BORROWING.    Each fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
       DOLLAR-WEIGHTED AVERAGE MATURITY    is derived by multiplying
the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and
   options: Combined     Positions, Correlation of Price Changes,
Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts,
   O    TC Options, Purchasing Put and Call Options, and Writing Put
and    Call Options.
COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The bond fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the bond fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. The above limitations on the bond fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option
is outstanding, regardless of price    changes    . When writing an
option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
       ILLIQUID SECURITIES    cannot be sold or disposed of in the
ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates; however, municipal funds currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from movements in prevailing short-term
interest rate    levels - rising     when prevailing short-term
interest rates fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
   The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
   MONEY MARKET INSURANCE. The money market fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.
   MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured
securities. Future tax or other regulatory deter    minations could
adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of
distributions made by the fund   .
       MUNICIPAL INSURANCE.    A municipal bond may be covered by
insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).
   Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.
   Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.
   Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.
   FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.
   PRINCIPAL MUNICIPAL BOND INSURERS. The various insurance companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.
   Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.
   Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance
limitations.    If a municipality stops making payments or transfers
its obligations to a private entity, the obligation could lose value or become taxable.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event
of a bankruptcy.    Proposals to restrict or eliminate the federal
income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the Michigan legislature that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held
by a fund, making it more difficult for a    m    oney market
    fund to maintain a stable net asset value per share    (NAV    ).
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
PUT FEATURES entitle the holder to sell a security back to the issuer
or a third party at any time or at specified intervals.    In exchange
for this benefit, a fund may accept a lower interest rate. Securities
with put features     are subject to the risk that the put provider is
unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
REFUNDING CONTRACTS. Securities may be purchased on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a purchaser to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A purchaser generally will not be obligated to pay the full purchase price if the issuer fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment
of liquidated damages to the    issuer    . A purchaser may secure its
obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the
refunding    contract.
REPURCHASE AGREEMENTS    involve an agreement to purchase a security
and to sell that security back to the original seller at an
agreed-upon price.     The resale price reflects the purchase price
plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to
the sale price plus the accrued incremental amount.    The value of
the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or
becomes insolvent. The funds     will engage in repurchase agreement
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES    are subject to legal restrictions on their
sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a
registered security     may be obligated to pay all or part of the
registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop,
   the holder     might obtain a less favorable price than prevailed
when it decided to seek registration of the    security    .
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that
security at an agreed-upon price and    time. The     funds will enter
into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may
increase fluctuations in the market value of fund assets    and a
fund's yield     and may be viewed as a form of leverage.
       SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    Issuers may employ
various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not generally marketable; and the possibility that the maturities of the underlying securities may be different from those of the commitments.
       TEMPORARY DEFENSIVE POLICIES.    Each fund reserves the right
to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, municipal bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
In many instances bonds and participation interests have tender options or demand features that permit the holder to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. Variable rate instruments structured in this fashion are considered to be essentially equivalent to other variable rate securities. The IRS has not ruled whether the interest on these instruments is tax-exempt. Fixed-rate bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.
       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS
involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
ZERO COUPON BONDS do not    make interest     payments; instead, they
are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.
SPECIAL CONSIDERATIONS REGARDING MICHIGAN
The following only highlights some of Michigan's more significant financial trends and problems, and is based in part on information drawn from official statements and prospectuses relating to securities offerings of the State of Michigan, its agencies and instrumentalities as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact that would render such information inaccurate.
CONSTITUTIONAL STATE REVENUE LIMITATIONS. In 1978 the Michigan Constitution was amended to limit the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is fixed by the amendment to equal the ratio of the 1978-79 fiscal year revenues to total 1977 State personal income.
If any fiscal year revenues exceed the revenue limitation by one percent or more, the entire amount of such excess shall be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than one percent may be transferred to the State's Budget Stabilization Fund.
The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature. The foregoing revenue limit does not apply to taxes imposed for the payment of principal of and interest on bonds of the State, if the bonds are approved by voters and authorized by a vote at the request of two-thirds of the members of each House of the Legislature.
The State Constitution provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The percentage, originally determined for the base year 1978-79 at 41.61% was recalculated effective with fiscal year 1992-93 reflecting the terms of a legal settlement agreement with Oakland County. As part of the settlement, the State agreed to recalculate the base year determination to ensure a consistent base of expenditures to local units of government. The recalculated base year percentage is 48.97%. If such spending does not meet the required level in a given year, an additional appropriation for local government units is required by the "following fiscal year," which means the year following the determination of the shortfall, according to an opinion issued by the State's Attorney General.
The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for purposes of determining compliance with the provision cited above.
CONSTITUTIONAL LOCAL TAX LIMITATIONS. Under the Michigan Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution was amended by popular vote in November 1978 (effective December 23, 1978) to prohibit local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter, at the time the amendments were ratified, without the approval of a majority of the electors of the local unit voting on the question.
Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors.
The 1978 amendments to the Constitution also contain millage reduction provisions. Under such provisions, should the value of taxable property (exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index, the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the Consumer Price Index rate instead of at the higher actual growth rate. Thus, if taxable property values rise faster than consumer prices, the maximum authorized tax rate would be reduced accordingly.
MICHIGAN SCHOOL FINANCE AND PROPERTY TAX CHANGES. On August 19, 1993, the Governor of Michigan signed into law Act 145, Public Acts of Michigan, 1993 (Act 145), a measure which would have significantly impacted financing of primary and secondary school operations and which has resulted in additional property tax and school finance reform legislation. Act 145 would have exempted all property in the State of Michigan from millage levied for local and intermediate school districts operating purposes, other than millage levied for community colleges, effectively July 1, 1994. In order to replace local property tax revenues lost as a result of Act 145, the Michigan Legislature, in December 1993, enacted several statutes which address property tax and school finance reform. Education reform legislation not dealing with school finance was also enacted.
The property tax and school finance reform measures included a ballot proposal (Proposal A) which was subject to voter approval and in fact approved on March 15, 1994, and a statutory proposal which would have automatically taken effect if Proposal A had not been approved. Under Proposal A as approved, effective May 1, 1994, the State sales and use tax was increased from 4% to 6%, the State income tax was decreased from 4.6% to 4.4%, the cigarette tax was increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price was imposed on certain other tobacco products. A 0.75% real estate transfer tax was effective January 1, 1995. Since the beginning of 1994, a State property tax of 6 mills has been imposed on all real and personal property currently subject to the general property tax. The ability of school districts to levy property taxes for school operating purposes has been partially restored. A school board is authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes, on non-homestead property and non-qualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes as well as a limit on assessment increases for each parcel of property, beginning in 1995 to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.
Proposal A contains a system of financing local school operating costs which relies upon a foundation allowance amount which may vary by district based upon historical spending levels. State funding will provide each school district an amount equal to the difference between its foundation allowance and the revenues that would be generated by the levy of certain local property taxes for school operating purposes at specified maximum authorized rates. Under Proposal A, a local school district will also be entitled to levy supplemental property taxes to generate additional revenues if its foundation allowance is less than its historical per pupil expenditures. Proposal A also contains provisions which allow for the levy of a limited number of enhancement mills on regional and local school district bases. Proposal A shifts significant portions of the cost of local school operations from local school districts to the State and raises additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future. See, "Constitutional State Revenue Limitations."
EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. The ability of the State of Michigan to pay the principal of and interest on its general obligation bonds may be affected by the limitations described above under "Constitutional State Revenue Limitations:" and "Recent Michigan School Finance and Property Tax Changes." Similarly, the ability of local units of government to levy taxes to pay the principal of and interest on their general obligation bonds is subject to the constitutional, statutory, and charter limitations described above under "Constitutional Local Tax Limitations" and "Recent Michigan School Finance and Property Tax Changes."
In general, revenue bonds issued by the State, by local units of government, or by authorities created by the State or local units of government are payable solely from such specified revenues (other than tax revenues) as are pledged for that purpose, and such authorities generally have no taxing power.
EFFECT OF GENERAL ECONOMIC CONDITIONS IN MICHIGAN. Michigan is an industrialized state, whose economy is dominated by the automobile industry and related industries. It tends to be more vulnerable to economic downturns than the economies of many other states and the nation as a whole. Tourism and agriculture are two other important, but less significant industries in the State, both of which have been affected adversely by prior recessions.
Over the past fifteen years the Michigan unemployment rate typically has been higher than the national rate, however, this was not the case for 1994, 1995, 1996, or as of November 30, 1997. The State's seasonally adjusted November 30, 1997 unemployment rate was 4.0% compared to the seasonally adjusted national rate of 4.6%. The table below shows the State and national unemployment rates published by the Michigan Employment Security Commission and the U.S. Bureau of Labor Statistics, respectively, for the years indicated.
PERIOD  MICHIGAN  UNITED STATES

1984     11.2%    7.4%

1985     9.9%     7.1%

1986     8.8%     6.9%

1987     8.2%     6.1%

1988     7.6%     5.5%

1989     7.1%     5.3%

1990     7.5%     5.5%

1991     9.2%     6.7%

1992     8.8%     7.4%

1993     7.0%     6.8%

1994     5.9%     6.1%

1995     5.4%     5.6%

1996     4.7%     5.4%

1997     4.0%     4.6%

Although most of the bonds in the Michigan fund are expected to be obligations of local units of government or local authorities in the State, rather than general obligations of the State itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of obligations issued by local units of government or local authorities in the State or the ability of the obligors to pay the principal of or interest on such obligations. STATE LITIGATION. A significant number of lawsuits, involving substantial dollars, have been filed against the State and are pending. These include tax refund claims, including claims for Single Business Taxes, condemnation actions, claims relating to funding for county courts, and other types of actions. In particular, in an order dated June 10, 1997 and a decision rendered July 31, 1997, the Michigan Supreme Court decided, in the consolidated cases of DURANT V. STATE OF MICHIGAN and SCHMIDT V. STATE OF MICHIGAN, that the special education, special education transportation, bilingual education, driver training and school lunch programs provided by local school districts are state mandated programs within the meaning of Michigan Const. art 9, Section 29 (part of the so-called Headlee Amendment) and, therefore, the state is obligated to fund these programs at levels established by the Headlee Amendment. In fashioning a remedy in this case of first impression under the Headlee Amendment, the Court concluded that, in future cases, the correct remedy will typically be limited to a declaratory judgment. However, due to the protracted nature of the DURANT and SCHMIDT litigation, the Court ruled that money damages, without interest, shall be paid to the 84 plaintiff school districts for the full amount of the underfunding for the state mandated programs during the 1991-1992, 1992-1993, and 1993-1994 school years. On November 19, 1997, the Governor signed legislation providing $212 million to the 84 plaintiff school districts to cover the underfunding for those three years. The $212 million will be paid to the plaintiff school districts in April, 1998 from the State's Budget Stabilization Fund. The board of education of each plaintiff school district is to determine the appropriate distribution of the award between taxpayer relief and/or use by the district for other public purposes. The Court has affirmed the award to plaintiffs of their costs including attorney fees. Approximately 400 other school districts have asserted similar claims. In companion legislation signed by the Governor on November 19, 1997, the State will pay each "non-DURANT" school district for its underfunded state mandated program costs for those same three years, if the district agrees, by March 2, 1998, to waive any claim against the State of the same nature made by the 84 DURANT plaintiff's through September 30, 1997. It is estimated that the aggregate payments to the "non-DURANT" school districts will, over time, total $632 million. Those payments, commencing in fiscal year 1998-1999, will be paid out of the Budget Stabilization Fund and the General Fund, half in annual payments over 10 years and half in annual payments over 15 years.
SPECIAL CONSIDERATIONS REGARDING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the
   "    Commonwealth   "     or    "    Puerto Rico   ")    , and is
based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available
documents, but is not aware of any fact    that     would render such
information materially inaccurate.
   The economy of Puerto Rico is fully integrated with that of the United States. In fiscal 1997, trade with the United States accounted for approximately 88% of Puerto Rico's exports and approximately 62% of its imports. In this regard, in fiscal 1997 Puerto Rico experienced a $2.7 billion positive adjusted merchandise trade balance.
   Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1997, aggregate personal income was $32.1 billion ($30.0 billion in 1992 prices) and personal per capita income was $8,509 ($7,957 in 1992 prices). Gross product in fiscal 1993 was $25.1 billion ($24.5 billion in 1992 prices) and gross product in fiscal 1997 was $32.1 billion ($27.7 billion in 1992 prices). This represents an increase in gross product of 27.7% from fiscal 1993 to 1997 (13.0% in 1992 prices).
   Puerto Rico's economic expansion, which has lasted over ten years, continued throughout the five-year period from fiscal 1993 through fiscal 1997. Almost every sector of the economy participated, and record levels of employment were achieved. Factors behind the continued expansion included Government-sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, increases in the level of federal transfers, and the relatively low
cost of borrowing funds during the     period.
   Average employment increased from 999,000 in fiscal 1993 to 1,128,300 in fiscal 1997. Unemployment, although at relatively low historical levels, remains above the U.S. average. Average unemployment decreased from 16.8% in fiscal 1993 to 13.1% in fiscal 1997.
   Manufacturing is the largest sector in the economy accounting for $19.8 billion or 41.2% of gross domestic product in fiscal 1997. The manufacturing sector employed 153,273 workers as of March 1997. Manufacturing in Puerto Rico is now more diversified than during earlier phases of industrial development. In the last two decades industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift is best exemplified by heavy investment in pharmaceuticals, scientific instruments, computers, microprocessors, and electrical products over the last decade. The service sector, which includes wholesale and retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1997, the service sector generated $18.4 billion in gross domestic product or 38.2% of the total. Employment in this sector grew from 467,000 in fiscal 1993 to 551,000 in fiscal 1997, a cumulative increase of 17.8%. This increase was greater than the 12.9% cumulative growth in employment over the same period providing 48% of total employment. The Government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1997, the Government accounted for $5.2 billion of Puerto Rico's gross domestic product and provided 10.9% of the total employment. The construction industry has experienced real growth since fiscal 1987. In fiscal 1997, investment in construction rose to $4.7 billion, an increase of 14.7% as compared to $4.1 billion for fiscal 1996. Tourism also contributes significantly to the island economy, accounting for $2.0 billion of gross domestic product in fiscal 1997.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the Government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private
sector investment by reducing    Government-imposed     regulatory
restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal
and corporate tax rates, and simplify the tax system.    Another
initiative is the improvement and expansion of Puerto Rico's infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on
the island from 8,415 in fiscal 1992 to    10,877 at the end of fiscal
1997 and to a projected 11,972 by the end of fiscal 1998.
   The New Economic Model also seeks to reduce the size of the Government's direct contribution to gross domestic product. As part of this goal, the Government has transferred certain Governmental operations and sold a number of its assets to private parties. Among these are: (i) the Government sold the assets of the Puerto Rico Maritime Authority; (ii) the Government executed a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the Aqueducts and Sewer Authority executed a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; (iv) the Electric Power Authority executed power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed; (v) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (vi) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vii) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (viii) the Government sold two hotel properties and is currently negotiating the sale of a complex consisting of two hotels and a convention center; and (ix) the Government has announced its intention to sell the Puerto Rico Telephone Company and is currently involved in the sale process.
   One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the Government provides free health services to low income individuals through public health facilities owned and administered by the Government to one in which all medical services are provided by the private sector and the Government provides comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 61 municipalities out of a total of 78 on the island. It is expected that 11 municipalities will be added by the end of fiscal 1998 and 5 more by the end of fiscal 1999. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date coverage commences. As of December 31, 1997, over 1.1 million persons were participating in the program at an estimated annual cost to Puerto Rico for fiscal 1998 of approximately $672 million. In conjunction with this program, the operation of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health facilities to private entities. The Government sold six health facilities to private companies and is currently in negotiations with other private companies for the sale of thirteen health facilities to such companies.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax
incentives available,    particularly those under the Puerto Rico
Industrial Incentives Program and Sections 30A and 936 of the Internal Revenue Code 1986, as amended (the "Code").
   Since 1948, Puerto Rico has promulgated various industrial incentives laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").
    The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7%. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.
   Under the 1998 Tax Incentives Law, companies are able to repatriate or distribute their profits free of tollgate taxes. In addition, passive income derived from designated investments will continue to be fully exempt from income and municipal license taxes. Individual shareholders of an exempted business will be allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate.
For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the
"economic activity    limitation", also known as the     "wage credit
limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the U.S. Congress and signed into law by President Clinton on August 20, 1996 (the "1996
Amendments"), the tax    credit, as described below    , is now being
phased out over a ten-year period for existing claimants and is no
longer available for corporations that    established     operations
in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section
30A    credit     and the remaining Section 936 credit are discussed
below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to
claim a credit (the "Section 30A    credit    ") against the federal
income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a U.S. corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A    credit     is limited to the sum of (i) 60% of
qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the Code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996
Amendments, and as an alternative to the Section 30A    credit    ,
U.S. corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their U.S. corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year (i) 80% or
more of its gross income from sources within Puerto    Rico     and
(ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the Section 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years beginning in 2006.
   PROPOSAL TO EXTEND THE PHASEOUT OF SECTION 30A. During 1997, the Government of Puerto Rico proposed to Congress the enactment of a new permanent federal incentive program similar to that provided under
Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other wage-related expenses, such as fringe benefits, as well as depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998 budget submitted by President Clinton to Congress in February 1997 included a proposal to modify Section 30A to
(i) extend the availability of the Section 30A credit indefinitely;
(ii) make it available to companies establishing operations in Puerto Rico after October 13, 1995; and (iii) eliminate the income cap. Although this proposal, was not included in the final fiscal 1998 federal budget, President Clinton's fiscal 1999 budget submitted to Congress again included these modifications to Section 30A. While the Government of Puerto Rico plans to continue lobbying for this proposal, it is not possible at this time to predict whether the
Section 30A credit will be so modified.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996
   Amendments.     The Government of Puerto Rico does not believe
there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional
incentive programs to safeguard Puerto Rico's competitive    position.

PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in
the management     contract.    FMR is also responsible for the
placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various
relevant factors, including, but not limited to:     the size and type
of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the
reasonableness of any commissions;    and, if applicable, arrangements
for payment of fund expenses.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   E    ach fund may execute portfolio transactions with
broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment
management services to    that fund     or its other clients, and
conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR
in carrying out its obligations to    a fund    . The receipt of such
research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,
   a     fund may pay a broker-dealer commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In order to cause    a     fund to pay such higher
commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of
a particular transaction or FMR's overall responsibilities to    that
fund     or its other clients. In reaching this determination, FMR
will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investment     accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees of each fund periodically review FMR'   s     performance
of its responsibilities in connection with the placement of portfolio
transactions on behalf of the    fund     and review the commissions
paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   F    or the fiscal periods        ended    December 31, 1998 and
1997    , the portfolio turnover rates    w    ere ___% and ___%,
    respectively, for    Spartan Michigan Municipal Income.
[Varia    tions in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or
changes in FMR's investment outlook.   ]
   [For the fiscal years ended December 1998, December 1997 and December 1996, the funds paid no brokerage commissions.]
[For the fiscal year ended    December 31, 1998, the funds     paid no
brokerage commissions to firms that provided research services.]
   The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
   Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
   Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
TAX-FREE BOND FUND. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service. Futures contracts and options are valued on the basis of market
quotations, if available.    Securities of other open-end investment
companies are valued at their respective NAVs.
The procedures set forth above need not be used to determine the value
of the securities owned by    t    he        fund if, in the opinion
of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities.
   For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.
MONEY MARKET FUND. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
   At     such intervals as they deem appropriate, the Trustees
consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost
valuation. If the Trustees believe that a deviation from    t    he
fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate. PERFORMANCE
   A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. The share price of a bond fund, the yield of a fund, and return fluctuate in response to market conditions and other factors, and the value of a bond fund's shares when redeemed may be more or less than their original cost. YIELD CALCULATIONS (MONEY MARKET FUND).To compute the yield for the money market fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The
money market fund also may calculate    an     effective yield by
compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same basis as other money
market funds, as required by    applicable     regulation.
   Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
YIELD CALCULATION   S     (BOND        FUND). Yields for    t    he
fund are computed by dividing the fund's interest and    i    ncome
for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the
period, dividing this figure by the fund'   s NAV     at the end of
the period, and annualizing the result (assuming compounding of
income) in order to arrive at an annual percentage rate.    I    ncome
is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily
income.        Capital gains and losses generally are excluded from
the calculation   .
Income calculated for the purposes of calculating the        fund's
yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the
compounding of income assumed in yield calculations,    t    he fund's
yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating the        fund's yield, a fund may from time to time
use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This
practice will have the effect of reducing    t    he fund's yield.
Yield information may be useful in reviewing    t    he fund's
performance and in providing a basis for comparison with other
investment alternatives. However,    t    he        fund's yield
fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates
   the     fund's yield will tend to be somewhat higher than
prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates
are falling, the inflow of net new money to    the     fund from the
continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The tax-equivalent yield of    a     municipal fund is the rate an
investor would have to earn from a fully taxable investment before
taxes to equal    a     fund's tax-free yield. Tax-equivalent yields
are calculated by dividing    a     fund's yield by the result of one
minus a specified    combin    ed federal and state        income tax
rate. If only a portion of    a     fund's yield is tax-exempt, only
that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal and state        income tax laws for
1999. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding
from _% to _%. Of course, no assurance can be given that    a     fund
will achieve any specific tax-exempt yield. While a        fund
invests principally in obligations whose interest is exempt from federal and state income tax, other income received by the fund may be
taxable. [   T    he tables do not take into account local taxes, if
any, payable on    fund distributions.]
Use the first table to find your approximate effective tax bracket
taking into account federal and state taxes for    1999    .

   1999     TAX RATES
TAXABLE                                             MICHIGAN STATE
INCOME*                                             MARGINAL RATE   COMBINED
                                                                    FEDERAL AND STATE
                                                                    EFFECTIVE RATE**

SINGLE             JOINT             FEDERAL
RETURN             RETURN            MARGINAL RATE

$         $        $        $         %              %               %

                                      %              %               %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the        following
table        to determine the tax-equivalent yield for a given
tax-free yield.

                     IF YOUR
                     COMBINED
                     FEDERAL AND
                     STATE EFFECTIVE
                     TAX RATE IN
                     1999 IS:

                  %                        %        %        %        %

TO MATCH
THESE

TAX-FREE          YOUR TAXABLE
YIELDS:           INVESTMENT
                  WOULD HAVE TO
                  EARN THE
                  FOLLOWING
                  YIELD:






   A     fund may invest a portion of its assets in obligations that
are subject to state    or     federal income taxes. When a
    fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
RETURN CALCULATIONS.    R    eturns quoted in advertising reflect all
aspects of a fund's return, including the effect of reinvesting
dividends and capital gain distributions, and any change in    a
fund's NAV     over a stated period.    A cumulative return reflects
actual performance over a stated period of time.     Average annual
returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average
annual    re    turn of 7.18%, which is the steady annual rate of
return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as
opposed to the actual year-to-year performance of    a     fund.
In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a
series of redemptions, over any time period.    R    eturns may be
broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return.
   R    eturns may be quoted on a before-tax or after-tax basis.
   R    eturns, yields, and other performance information may be
quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using    a     fund's NAVs,
adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by
   a     fund and reflects all elements of its return. Unless
otherwise indicated,    a     fund's adjusted NAVs are not adjusted
for sales charges, if any.
       CALCULATING HISTORICAL MONEY MARKET FUND RESULTS.    The
following table shows performance for the fund.
       CALCULATING HISTORICAL        BOND FUND RESULTS.    The
following table shows performance for the fund.
HISTORICAL MONEY MARKET FUND RESULTS. The following table shows the
    fund's 7-day yield, tax-equivalent yield,        and return for
the fiscal periods ended    December 31, 1998.
HISTORICAL BOND FUND RESULTS. The following table show the
    fund's yield   ,     tax-equivalent yield        and return for
the fiscal periods ended    December 31, 1998.
The tax-equivalent yield   s     for the fund   s     are based on a
combined effective federal        and        state income tax rate of
__%         and reflects that, as of    December 31 [    none/an
estimated __%   ]     of each fund's income was subject to state
taxes. Note that each        fund may invest in securities whose
income is subject to the federal alternative minimum tax.


                                      AVERAGE                     CUMULATIVE
                                      ANNUAL                      RETURNS
                                      RETURNS

            THIRTY-/SEVE  TAX-        ONE       FIVE     LIFE OF  ONE          FIVE     LIFE OF
            N-DAY         EQUIVALENT  YEAR      YEARS    FUND*    YEAR         YEARS    FUND*
            YIELD         YIELD



MI           %             %           %         %        %        %            %        %
MUNICIPAL
MONEY
MARKET




    * From January 12, 1990 (commencement of operations).

                                       AVERAGE                     CUMULATIVE
                                       ANNUAL                      RETURNS
                                       RETURNS

             THIRTY-/SEVE  TAX-        ONE       FIVE     TEN      ONE          FIVE     TEN
             N-DAY         EQUIVALENT  YEAR      YEARS    YEARS    YEAR         YEARS    YEARS
             YIELD         YIELD



SPARTAN MI    %             %           %         %        %        %            %        %
MUNICIPAL
INCOME


   Note: If FMR had not reimbursed certain fund expenses during these periods, Spartan Michigan Municipal Income's returns would have been lower.
   Note: If FMR had not reimbursed certain fund expenses during these periods, Spartan Michigan Municipal Income's yield and tax equivalent yield would have been ___% and __%, respectively.
The following tables show the income and capital elements of each fund's cumulative return. The tables compare each fund's return to the
record of the Standard & Poor's 500 Index (S&P 500   (registered
trademark))    , the Dow Jones Industrial Average (DJIA), and the cost
of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the
initial investment date    for the money market fund.     The S&P 500
and DJIA comparisons are provided to show how each fund's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended
   December 31, 1998 or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.
During the period from January 12, 1990 (commencement of operations)
to December 31,    1998    , a hypothetical $10,000 investment in
Fidelity Michigan Municipal Money Market would have grown to $______.

   FIDEL                                                       INDE
   ITY                                                         XES
   MICHI
   GAN
   MUNI
   CIPAL
   MONE
   Y
   MARK
   ET
   FUND

   FISCAL       VALUE OF    VALUE OF     VALUE OF     TOTAL    S&P   DJIA     COST OF
   YEAR         INITIAL     REINVESTED   REINVESTED   VALUE    500            LIVIN   G    **
       ENDED    $10,000     DIVIDEND     CAPITAL
                INVESTMENT  DISTRIBUTIO  GAIN
                            NS           DISTRIBUTIO
                                         NS







19   98         $           $            $            $        $     $        $

19   97         $           $            $            $        $     $        $

19   96         $           $            $            $        $     $        $

19   95         $           $            $            $        $     $        $

19   94         $           $            $            $        $     $        $

19   93         $           $            $            $        $     $        $

19   92         $           $            $            $        $     $        $

19   91         $           $            $            $        $     $        $

19   90         $           $            $            $        $     $        $
   *


* From January 12, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Fidelity Michigan Municipal Money Market on January 12, 1990, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends. [The fund did not distribute any capital gains during the period.]
During the 10-year period ended December 31,    1998    , a
hypothetical $10,000 investment in Spartan Michigan Municipal Income would have grown to $______.



SPART                                                                              INDE
AN                                                                                 XES
MICHI
GAN
MUNI
CIPAL
INCO
ME
FUND

   FISCAL  VALUE OF          VALUE OF           VALUE OF           TOTAL         S&P          DJIA         COST
   YEAR    INITIAL           REINVESTED         REINVESTED         VALUE          500                       OF
   ENDED   $10,000           DIVIDEND           CAPITAL                                                     LIVING
           INVESTMENT         DISTRIBUTIO         GAIN
                             NS                  DISTRIBUTIO
                                                 NS







   1998     $                  $                   $                   $              $            $            $

   1997     $                  $                   $                   $              $            $            $

   1996     $                  $                   $                   $              $            $            $

   1995     $                  $                   $                   $              $            $            $

   1994     $                  $                   $                   $              $            $            $

   1993     $                  $                   $                   $              $            $            $

   1992     $                  $                   $                   $              $            $            $

   1991     $                  $                   $                   $              $            $            $

   1990     $                  $                   $                   $              $            $            $

   1989     $                  $                   $                   $              $            $            $


Explanatory Notes: With an initial investment of $10,000 in    Spartan
Michigan Municipal Income on January 1,     1989, the net amount
invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
PERFORMANCE COMPARISONS.    A     fund's performance may be compared
to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences.
    Lipper may also    rank based     on yield. In addition to the
mutual fund rankings,    a     fund's performance may be compared to
stock, bond, and money market mutual fund performance    indexes
prepared by Lipper or other organizations. When comparing these
   indexes    , it is important to remember the risk and return
characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and
periodicals. For example,    a     fund may quote Morningstar, Inc. in
its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time
may also be quoted in advertising.    The bond fund may advertise risk
ratings, including symbols or numbers, prepared by independent rating agencies.
   A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The return of the index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a
fund's returns, however, the index     returns do not reflect
brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
   The municipal bond     fund may compare its performance to the
Lehman Brothers Municipal Bond Index, a market capitalization-weighted index for investment-grade municipal bonds with maturities of one year
or more.    In addition, Michigan Municipal Income may compare its
performance to that of the Lehman Brothers Michigan Municipal Bond Index, a market capitalization-weighted index of Michigan investment-grade municipal bonds with maturities of one year or more. Issues included in each index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to
that of other compilations or    indexes     that may be developed and
made available in the future.
   The     money market fund may compare its performance or the
performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Tax-Free, which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___ tax-free money market funds.
   The     bond fund may compare and contrast in advertising the
relative advantages of investing in a mutual fund versus an individual
municipal bond. Unlike    municipal bond     mutual funds, individual
municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk
of a mutual fund that invests in many different securities.    The
sales     charges of many    municipal bond     mutual funds are lower
than the purchase cost of individual municipal bonds, which are
   generally subject     to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals;
   and     charitable    giving    . In addition, Fidelity may quote
or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A        bond        fund may quote various measures of
volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of
volatility seek to compare    a     fund's historical share price
fluctuations    or returns     to those of a benchmark. Measures of
benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using
averages of historical data.    In advertising, a     bond fund may
also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS i   ndicate price movements over specific periods
of time for a bond fund.     Each point on the momentum indicator
represents the fund's percentage change in price movements over that period.
A bond fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of December 31,    1998    , FMR advised over $__ billion in
municipal fund assets, $__ billion in taxable fixed-income fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___
billion in Spartan fund assets. The fund   s     may reference the
growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings,    a     fund may compare its
total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
   If     the Trustees determine that existing conditions make cash
payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the
associated    inconveniences.
DISTRIBUTIONS AND TAXES
       DIVIDENDS.    To the extent that each fund's income is
designated as federally tax-exempt interest, the dividends declared by the fund are also federally tax-exempt. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.
   Each     fund purchases municipal securities whose interest FMR
believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
   Interest     on certain "private activity" securities is subject to
the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of the money market fund's policies of
investing so that at least 80% of its income distributions    is free
    from federal and state income taxes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of
AMT to be paid,    if any.
   A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of of the money market fund's policies of investing so that at least 80% of its income distributions is free from federal and state income taxes.
MICHIGAN TAXES. Under a ruling of the Michigan Department of Treasury, shareholders of Michigan Municipal Money Market and Spartan Michigan Municipal Income who are subject to the Michigan income tax or single business tax will not be subject to the Michigan income tax or single business tax on their Michigan fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on tax-exempt obligations of the State of Michigan, its political or governmental subdivisions, or its governmental agencies or instrumentalities (as well as certain federally tax-exempt obligations of territories and possessions of the United States). Such distributions will also not be subject to city income taxes imposed by certain Michigan cities. Any distributions with respect to shares of each Michigan fund other than those described in the preceding sentence, including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax and single business tax and may be subject to the city income taxes imposed by certain Michigan cities. The Michigan intangibles tax has been repealed, effective January 1, 1998. The Michigan Court of Appeals has ruled that shares of a mutual fund such as Michigan Municipal Money Market and Spartan Michigan Municipal Income are exempt from the Michigan intangibles tax to the extent the funds invest in obligations exempt from the intangibles tax.
       CAPITAL GAINS DISTRIBUTIONS.    Each fund's long-term capital
gains distributions are federally taxable to shareholders generally as capital gains. The money market fund may distribute any net realized capital gains once a year or more often, as necessary.
[As of December 31,    1998    , Michigan Municipal Money Market  had
a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on December 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code     so that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules
applicable to regulated investment    companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of a fund resulted in a capital gain or
loss or other tax consequence to you.     In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trusts are listed below.    The Board of Trustees governs each
fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically
throughout the year to oversee    e    ach fund's activities, review
contractual arrangements with companies that provide services to
   e    ach    f    und, and review    e    ach fund's performance.
Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its
affiliate   s    . The business address of each Trustee, Member of the
Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the
other Trustees is Fidelity Investments   (registered trademark)    ,
P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   68    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD (   57    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President    of     Fidelity Personal Investments and
Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (   66    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   67    ), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (   55    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor.    Mr. Gates is a Director of LucasVarity
PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (   71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   66    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors of National Arts Stabilization    Inc.    ,
Chairman of the Board of Trustees of the Greenwich Hospital
Association,    Director of the Yale-New Haven Health Services Corp.
(1998) , a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   55    ), Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice
President of Fidelity Magellan   (registered trademark)     Fund and
FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   65    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School
(University of North Carolina at Chapel Hill, 1988)   .
GERALD C. McDONOUGH (   70    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
   MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
   *    ROBERT C. POZEN (   52    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (   70    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
   D    WIGHT D. CHURCHILL (   45    ), is Vice President of Bond
Funds, Group Leader of the Bond Group, Senior Vice President of FMR
(1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable
Fixed-Income Investments   .
BOYCE I. GREER (   42    ), is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
   F    RED L. HENNING, JR. (   59    ), is Vice President of
Fidelity's Fixed-Income Group (1995), Senior Vice President of FMR
(1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
NORMAN U. LIND (   42)    , is Vice President of Spartan Michigan
Municipal Income Fund (1998), and other funds advised by FMR. Prior to his current responsibilities, Mr. Lind managed a variety of Fidelity funds.
   DIANE M. MCLAUGHLIN (35), is Vice President of Fidelity Michigan Municipal Money Market Fund (1997), and other funds advised by FMR. Prior to her current responsibilities, Ms. McLaughlin served as a senior trader and has managed a variety of funds.
ERIC D. ROITER (   50    ), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (   51    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   MATTHEW N. KARSTETTER (37), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).
   STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.
JOHN H. COSTELLO (   52    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH (   52    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
   THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended    December 31, 1998    .


COMPENSATION TABLE
TRUSTEES                 AGGREGATE                  AGGREGATE                 TOTAL
AND                      COMPENSATION               COMPENSATION              COMPENSATION
MEMBERS OF THE           FROM                       FROM                      FROM THE
ADVISORY BOARD              FIDELITY MICHIGAN          SPARTAN MICHIGAN       FUND COMPLEX*
                            MUNICIPAL MONEY            MUNICIPAL              A
                            MARKET    [B,]C            INCOME    [B,]D

J. GARY                  $ 0                        $ 0                       $ 0
BURKHEAD **

RALPH F. COX             $                          $                         $ 214,500

PHYLLIS BURKE            $                          $                         $ 210,000
DAVIS

ROBERT M. GATES          $                          $                         $176,000

EDWARD C.                $ 0                        $ 0                       $ 0
JOHNSON 3D **

E. BRADLEY               $                          $                         $ 211,500
JONES

DONALD J. KIRK           $                          $                         $ 211,500

PETER S. LYNCH           $ 0                        $ 0                       $ 0
**

WILLIAM O.               $                          $                         $ 214,500
MCCOY

GERALD C.                $                          $                         $ 264,500
MCDONOUGH

MARVIN L.                $                          $                         $ 214,500
MANN

ROBERT C.                $ 0                        $ 0                       $ 0
POZEN**

THOMAS R.                $                          $                          $214,500
WILLIAMS


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the fund[s] and Mr. Burkhead are compensated by FMR.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__;
   R    obert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk,
$__;        William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L.
Mann, $__; and Thomas R. Williams, $__   .
D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__;
   R    obert M. Gates, $__;        E. Bradley Jones, $__; Donald J.
Kirk, $__;    William O    . McCoy, $__; Gerald C. McDonough, $__;
Marvin L. Mann, $__; and Thomas R. Williams, $__.
   E     Certain of the non-interested Trustees' aggregate
compensation from [the/a] fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].
Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   [As of _____________    , approximately __% of [Fund Name(s)]'s
total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.]
   [    As of    _____________, the Trustees, Membe    rs of the
Advisory Board, and officers of [the/each] fund owned, in the aggregate, less than __% of [[each fund/[Fund Name(s)]]'s total outstanding shares.]
   [    As o   f _____________    , the following owned of record or
beneficially 5% or more (up to and including 25%) of [[each fund/[Fund Name(s)]]'s outstanding shares:]
[As of    _____________    , approximately ____% of [NAME OF FUND]'s
total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].]
[   A     shareholder owning of record or beneficially more than 25%
of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]
   CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
MANAGEMENT SERVICES.    Under t    he terms of its management contract
with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and
shareholder servicing agent        and pricing and bookkeeping agent,
each fund pays all of its expenses that are not assumed by those
parties. Each        fund pays for the typesetting, printing, and
mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees.
   E    ach fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to
shareholders; however, under the terms of    e    ach fund's transfer
agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities
laws.    E    ach fund is also liable for such non-recurring expenses
as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
   M    ANAGEMENT FEES. For the services of FMR under the management
contract,    e    ach fund pays FMR a monthly management fee which has
two components: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

   GROUP FEE RATE                      EFFECTIVE ANNUAL
   SCHEDULE                            FEE RATES

AVERAGE GROUP           ANNUALIZED  GROUP NET                 EFFECTIVE ANNUAL FEE
ASSETS                  RATE        ASSETS                    RATE

 0 - $3 BILLION         .3700%       $ 0.5 BILLION            .3700%

 3 - 6                  .3400         25                      .2664

 6 - 9                  .3100         50                      .2188

 9 - 12                 .2800         75                      .1986

 12 - 15                .2500         100                     .1869

 15 - 18                .2200         125                     .1793

 18 - 21                .2000         150                     .1736

 21 - 24                .1900         175                     .1690

 24 - 30                .1800         200                     .1652

 30 - 36                .1750         225                     .1618

 36 - 42                .1700         250                     .1587

 42 - 48                .1650         275                     .1560

 48 - 66                .1600         300                     .1536

 66 - 84                .1550         325                     .1514

 84 - 120               .1500         350                     .1494

 120 - 156              .1450         375                     .1476

 156 - 192              .1400         400                     .1459

 192 - 228              .1350         425                     .1443

 228 - 264              .1300         450                     .1427

 264 - 300              .1275         475                     .1413

 300 - 336              .1250         500                     .1399

 336 - 372              .1225         525                     .1385

 372 - 408              .1200         550                     .1372

 408 - 444              .1175

 444 - 480              .1150

 480 - 516              .1125

 OVER 516               .1100


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   ___ billi    on of group net assets - the approximate
level for December    1998     - was __%, which is the weighted
average of the respective fee rates for each level of group net assets up to $__ billion.
Each fund's individual fund fee rate is 0.25%. Based on the average
group net assets of the funds advised by FMR for December    1998,
each fund's annual management fee rate would be calculated as follows:

                            GROUP FEE RATE       INDIVIDUAL FUND FEE RATE       MANAGEMENT
                                                                                FEE RATE

   MICHIGAN MUNICIPAL       0.___%          +    0.   25    %              =    0.___%
   MONEY MARKET



                            GROUP FEE RATE       INDIVIDUAL FUND FEE RATE       MANAGEMENT
                                                                                FEE RATE

   SPARTAN MICHIGAN         0.___%          +    0.   25    %              =    0.___%
   MUNICIPAL INCOME




One-twelfth of    the     management fee    r    ate    i    s applied
to    ea    ch        fund's average net assets for the month, giving
a dollar amount which is the fee for that month.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.
FUND                 FISCAL YEARS ENDED  MANAGEMENT FEES
                        DECEMBER 31      PAID TO FMR

   MICHIGAN          199   8             $
   MUNICIPAL
   MONEY MARKET

                     199   7             $

                     199   6             $



   SPARTAN           199   8             $
   MICHIGAN
   MUNICIPAL
   INCOME

                     199   7             $

                     199   6             $

   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedules on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of
a fund's    operating     expenses (exclusive of interest, taxes,
brokerage commissions, and extraordinary expenses)   , which i    s
subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
   E    ffective    April 1, 1997    , FMR voluntarily agreed to
reimburse    Spartan Michigan Municipal Income     if and to the
extent that its aggregate operating expenses, including management
fees, were in excess of an annual rate of    0.55    % of its average
net assets. The table below shows the period of reimbursement and levels of expense limitations for the applicable fund; the dollar amount of management fees incurred under the fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

                   AGGREGATE   FISCAL YEARS        MANAGEMENT FEE BEFORE  AMOUNT OF
                   OPERATING   ENDED               REIMBURSEMENT          MANAGEMENT FEE
                   EXPENSE        DECEMBER 31                             REIMBURSEMENT
                   LIMITATION

   SPARTAN          %          199   8             $ [*]                  $
   MICHIGAN
   MUNICIPAL
   INCOME

                    %          199   7             $ [*]                  $

                    %          199   6             $ [*]                  $


SUB-ADVISER. On behalf of    Michigan Municipal Money Market    , FMR
has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund. Previously, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to the funds. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.
   O    n behalf of    Spartan Michigan Municipal Income    , FMR has
entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund. Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management
contract with each        fund. The fees paid to FIMM are not reduced
by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
   O    n behalf of    Michigan Municipal Money Market    , for the
fiscal years ended December 31   , 1998    ,    1997    , and
   1996,     FMR paid FMR Texas or FIMM, as applicable, fees of
$________, $_________ and $________, respectively. On behalf of
   Spartan Michigan Municipal Income    , for the fiscal years ended
December 31   ,     199   8    , FMR paid FIMM fees of $0   .
   DISTRIBUTION SERVICES
   Each fund has entered into a distribution agreement with Fidelity Distributors Corporation (FDC), an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under    e    ach Plan, if the payment of management fees by the fund
to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.
Each        Plan specifically recognizes that FMR may use its
management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with
providing services intended to result in the sale of    f    und
shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has
authorized such payments for    Michigan Municipal Money Market and
Spartan Michigan Municipal Income     shares.
   [F    MR made no payments    t    hrough FDC to intermediaries for
the fiscal year ended    1998.]
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares or    stabilization of cash flow    s may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
TRANSFER AND SERVICE AGENT AGREEMENTS
Each fund has entered into a transfer agent agreement with UMB   ,
which is located at 1010 Grand Avenue, Kansas City, Missouri.
Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each fund. UMB in turn has entered into sub-transfer agent agreements with FIdelity
Service Company, Inc. (F   S    C), an affiliate of FMR. Under the
terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to UMB.
For providing transfer agency services, FSC receives an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
In addition, UMB receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in    a qualified state
tuition program (QSTP), as defined under the Small Business Job
Protection Act of 1996, managed by FMR or an affiliate and e    ach
Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to
existing shareholders, with the exception of proxy    statements.
Each fund has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are 0.0400% for fixed-income funds and 0.0175% for money market funds of the first $500 million of average net assets and 0.0200% for fixed-income funds and 0.0075% for money market funds of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 for fixed income funds and $40,000 for money market funds and a maximum of $800,000 per year.

Pricing and bookkeeping fees, including reimbursement for
out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.
FUND                 199   8      199   7      199   6

   MICHIGAN          $            $            $
   MUNICIPAL
   MONEY MARKET

   SPARTAN           $            $            $
   MICHIGAN
   MUNICIPAL
   INCOME

DESCRIPTION OF THE TRUSTS
TRUST   S'     ORGANIZATION.    Spartan Michigan Municipal Income
Fund     is a fund of    Fidelity Municipal Trust    , an open-end
management investment company organized as a Massachusetts business
trust on    June 22, 1984    .    Fidelity Michigan Municipal Money
Market Fund is a fund of     Fidelity Municipal Trust II   , an
open-end management investment company organized as a Delaware
business trust on June 20, 1991.     Currently, there are    four
funds in    Fidelity Municipal Trust    :    Spartan Ohio Municipal
Income Fund, Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Pennsylvania Municipal Income Fund. Currently, there are three funds in Fidelity Municipal Trust II:
Fidelity Michigan Municipal Money Market, Fidelity Ohio Municipal
Money Market, and Spartan Pennsylvania Municipal Money Market.    The
Trustees are permitted to create additional funds in the trusts.
The assets of the Massachusetts trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Massachusetts trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Massachusetts trust shall be allocated between or among any one or more of its funds.
The assets of the Delaware trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Delaware trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Delaware trust shall be allocated between or among any one or more of its funds.
SHAREHOLDER LIABILITY - MASSACHUSETTS TRUST. The Massachusetts trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
   The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the Massachusetts trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
SHAREHOLDER LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
VOTING RIGHTS - MASSACHUSETTS TRUST. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   T    he trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying
assets of the fund available for distribution   .
VOTING RIGHTS - DELAWARE TRUST. Each fund's capital consists of shares
of beneficial interest.    As a shareholder, you are entitled to one
vote for each dollar of net asset value you own. T    he voting rights
of shareholders can be changed only by a shareholder vote. Shares may
be voted in the aggregate, by fund and by class   .
The shares have no preemptive or    c    onversion rights. Shares are
fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution. Under the Trust Instrument, the Trustees may, without shareholder vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies or corporations, as long as the surviving entity is an open-end management investment company, or is a fund thereof, that will succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain
funds advised by FMR.    T    ransactions that have occurred to date
include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
   A    UDITOR.    _________________________     serves as the
trusts   '     independent accountant. The auditor examines financial
statements for the funds and provides other audit, tax, and related
services   .
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended December 31,    1998    , and report(s) of the
auditor, are included in the funds' Annual Report and are incorporated herein by reference.
APPENDIX
   Spartan, Fidelity, Fidelity Investments & (Pyramid) Design and Fidelity Focus, Fidelity Investments and Magellan are registered trademarks of FMR Corp.
THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FIDELITY'S
OHIO MUNICIPAL
FUNDS

FIDELITY(registered trademark)
OHIO MUNICIPAL MONEY
MARKET FUND
(FUND NUMBER 419, TRADING SYMBOL FOMXX)

SPARTAN(registered trademark)
OHIO MUNICIPAL INCOME
FUND
(FUND NUMBER 088, TRADING SYMBOL FOHFX)

PROSPECTUS
FEBRUARY 19, 1999
(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

CONTENTS


FUND SUMMARY             3    INVESTMENT SUMMARY

                         3    PERFORMANCE

                         5    FEE TABLE

FUND BASICS              6    INVESTMENT DETAILS

                         8    VALUING SHARES

SHAREHOLDER INFORMATION  8    BUYING AND SELLING SHARES

                         15   EXCHANGING SHARES

                         15   ACCOUNT FEATURES AND POLICIES

                         18   DIVIDENDS AND CAPITAL GAINS
                              DISTRIBUTIONS

                         19   TAX CONSEQUENCES

FUND SERVICES            19   FUND MANAGEMENT

                         19   FUND DISTRIBUTION

APPENDIX                      FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE
OHIO MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and from Ohio personal income tax, as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet)Investing normally in municipal money market securities.
(small solid bullet)Investing so that at least 80% of the fund's income distributions is exempt from federal and Ohio income taxes. (small solid bullet)Potentially investing more than 25% of assets in municipal securities that finance similar types of projects.
(small solid bullet)Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:

(small solid bullet)MUNICIPAL MARKET VOLATILITY.   The municipal
market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet)INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet)FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet)GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Ohio can affect the credit quality of issuers located in that state.
(small solid bullet)ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE
SPARTAN OHIO MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Ohio personal income tax. The fund also seeks income exempt from certain business or corporate taxes.
PRINCIPAL INVESTMENT STRATEGIES FMR's principal investment strategies include:
(small solid bullet)Investing normally in investment-grade municipal debt securities.
(small solid bullet)Investing at least 80% of assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes.
(small solid bullet)Potentially investing more than 25% of assets in municipal securities that finance similar types of projects.
(small solid bullet)Managing the fund to have similar overall interest rate risk to the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index.
(small solid bullet)Allocating assets across different market sectors and maturities.
(small solid bullet)Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet)MUNICIPAL MARKET VOLATILITY.   The municipal
market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet)INTEREST RATE CHANGE. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet)FOREIGN EXPOSURE. Entities located in foreign countries are affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet)GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Ohio can affect the credit quality of issuers located in that state.
(small solid bullet)ISSUER-SPECIFIC CHANGES.   The value of an
individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.
PERFORMANCE
The following information illustrates the changes in the funds' performance from year to year and compares the bond fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Data for the market index for Spartan Ohio Municipal Income is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.
YEAR-BY-YEAR RETURNS
OH
MUNI
CIPAL
MON
EY
MARK
ET

CALENDAR   1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
YEARS

           %     %     %     %     %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR OHIO MUNICIPAL MONEY MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR].


SPART
AN
OH
MUNI
CIPAL
INCO
ME

CALENDAR   1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
YEARS

           %     %     %     %     %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN OHIO MUNICIPAL
INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED   PAST 1  PAST 5  PAST 10 YEARS/LIFE OF FUND
DECEMBER 31, 1998       YEAR    YEARS

OHIO MUNICIPAL           %       %       %A
MONEY MARKET

SPARTAN OHIO             %       %       %
MUNICIPAL INCOME

LEHMAN BROS. OH 4        %       %       %
PLUS YEAR MUNICIPAL
BOND INDEX

LIPPER OH MUNICIPAL      %       %       %
DEBT FUNDS AVERAGE

A FROM JANUARY 1, 1990

If FMR had not reimbursed certain fund expenses during these periods, each fund's total returns would have been lower.
The Lehman Brothers Ohio 4 Plus Year Municipal Bond Index is a market capitalization-weighted index of Ohio investment-grade municipal bonds with maturities of four years or more.
The Lipper Ohio Municipal Debt Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
FEE TABLE
The following table describes the fees and expenses that are incurred
when you buy, hold or sell shares of a fund.   The annual fund
operating expenses provided below for Ohio Municipal Money Market [are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period [are based on historical expenses.] The annual fund operating expenses provided below for Spartan Ohio Municipal Income Fund are higher than the expenses actually paid by the fund as the result of [expense reimbursement] [and] [the payment or reduction or certain expenses] during the period.]
SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)
SALES CHARGE (LOAD)   NONE
ON PURCHASES
AND REINVESTED
DISTRIBUTIONS

DEFERRED SALES        NONE
CHARGE (LOAD) ON
REDEMPTIONS

ANNUAL ACCOUNT        $12.00
MAINTENANCE FEE
(FOR ACCOUNTS UNDER
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
OH MUNICIPAL   MANAGEMENT FEE             %
MONEY MARKET

               DISTRIBUTION AND SERVICE   NONE
               (12B-1) FEE

               OTHER EXPENSES             %

               TOTAL ANNUAL FUND          %
               OPERATING EXPENSES

SPARTAN OH     MANAGEMENT FEE             %
MUNICIPAL
INCOME

               DISTRIBUTION AND SERVICE   NONE
               (12B-1) FEE

               OTHER EXPENSES             %

               TOTAL ANNUAL FUND          %
               OPERATING EXPENSES


Effective April 1, 1997, FMR has voluntarily agreed to reimburse Spartan Ohio Municipal Income Fund to the extent that the total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 0.55%. This arrangement can be terminated by FMR at any time. [[A portion of the brokerage commissions that [the/a] fund pays is used to reduce [the/that] fund's expenses. In addition, [each/the] fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total fund operating expenses, after reimbursement for [fund name(s)], would have been __% for Ohio Municipal Money Market and __% for Spartan Ohio Municipal Income.] This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

OH MUNICIPAL   1 YEAR    $
MONEY MARKET

               3 YEARS   $

               5 YEARS   $

               10 YEARS  $

SPARTAN OHIO   1 YEAR    $
MUNICIPAL
INCOME

               3 YEARS   $

               5 YEARS   $

               10 YEARS  $

FUND BASICS


INVESTMENT DETAILS
INVESTMENT OBJECTIVE
OHIO MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and from Ohio personal income tax, as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
FMR normally invests the fund's assets in municipal money market securities.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal and Ohio income taxes. Municipal securities whose interest is exempt from federal and Ohio income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations.

FMR may invest the fund's assets in municipal securities whose interest is subject to Ohio income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE
SPARTAN OHIO MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Ohio personal income tax. The fund also seeks income exempt from certain business or corporate taxes.

PRINCIPAL INVESTMENT STRATEGIES
FMR normally invests the fund's assets in investment-grade municipal debt securities.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes. Municipal securities whose interest is exempt from federal and Ohio income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations.

FMR may invest the fund's assets in municipal securities whose interest is subject to Ohio personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation and utilities.

FMR uses the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 1998, the dollar-weighted average maturity of the fund and the index was approximately __ and __ years, respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

PRINCIPAL INVESTMENT RISKS
Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Ohio, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The bond fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In a addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.

GEOGRAPHIC CONCENTRATION. Ohio's economy, like that of other industrially developed states, tends to be more cyclical and vulnerable to economic downturns than the economies of some other states and the United States as a whole.
ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that can affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity- shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund may distribute income subject to federal or Ohio income tax.
FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
OHIO MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and from Ohio personal income tax, as is consistent with the preservation of capital. The fund will normally invest so that at least 80% of its income distributions are exempt from federal and state income tax.
SPARTAN OHIO MUNICIPAL INCOME FUND seeks a high level of current income exempt from federal income tax and Ohio personal income tax by investing primarily in investment-grade municipal bonds. The fund also seeks income exempt from certain business or corporate taxes.
VALUING SHARES
The funds are open for business each day the New York Stock Exchange
(NYSE) is open. Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.
The money market fund's assets are valued on the basis of amortized cost.
The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation. SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES
GENERAL INFORMATION
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following Web site and phone numbers:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com.
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).
Please use the following addresses:
BUYING SHARES
Fidelity Investments
P.O.. Box 770001
Cincinnati, OH 45277-0002
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O.. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn.: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
You may buy or sell shares of the funds through an investment professional. If you invest through an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
GIFT OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
TRUST
FOR MONEY BEING INVESTED BY A TRUST
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS
BUYING SHARES
The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS
TO OPEN AN ACCOUNT
For OH Muni Money Market $5,000
For Spartan OH Muni Income $10,000
TO ADD TO AN ACCOUNT
For OH Muni Money Market $500
Through regular investment plans* $100
For Spartan OH Muni Income $1,000
Through regular investment plans* $500
MINIMUM BALANCE
For  OH Muni Money Market $2,000
For Spartan OH Muni Income $5,000

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM or a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY
INFORMATI
ON

PHONE             TO OPEN AN ACCOUNT
1-800-544-7777    (bullet)
                  Exchange from another
                  Fidelity fund.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Exchange from another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money
                  Line(registered trademark) to transfer from your bank account.

INTERNET          TO OPEN AN ACCOUNT
WWW.FIDELITY.COM  (bullet)
                  Complete and sign the
                  application. Make your
                  check payable to the
                  complete name of the
                  fund. Mail to the address
                  under "Mail" below.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Exchange from another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money
                  Line(registered trademark) to transfer from your bank account.

MAIL              TO OPEN AN
FIDELITY          ACCOUNT
INVESTMENTS       (bullet)
P.O.. BOX         Complete and sign the
770001            application. Make your
CINCINNATI, OH    check payable to the
45277-0002        complete name of the
                  fund. Mail to the
                  address at left.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Make your check
                  payable to the complete
                  name of the fund.
                  Indicate your fund
                  account number on your
                  check and mail to the
                  address at left.
                  (bullet)
                  Exchange from another
                  Fidelity fund. Send a
                  letter of instruction to
                  the address at left,
                  including your name, the
                  funds' names, the fund
                  account numbers, and
                  the dollar amount or
                  number of shares to be
                  exchanged.

IN PERSON         TO OPEN AN
                  ACCOUNT
                  (bullet)
                  Bring your application
                  and check to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Bring your check to a
                  Fidelity Investor Center.
                  Call 1-800-544-9797
                  for the center nearest
                  you.

WIRE              TO OPEN AN
                  ACCOUNT
                  (bullet)
                  Call 1-800-544-7777 to
                  set up your account and
                  to arrange a wire
                  transaction.
                  (bullet)
                  Wire within 24 hours to:
                  Bankers Trust Company,
                  Bank Routing #
                  021001033, Account #
                  00163053.
                  (bullet)
                  Specify the complete
                  name of the fund and
                  include your new fund
                  account number and
                  your name.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Wire to: Bankers Trust
                  Company, Bank Routing
                  # 021001033, Account
                  # 00163053.
                  (bullet)
                  Specify the complete
                  name of the fund and
                  include your fund
                  account number and
                  your name.

AUTOMATICAL       TO OPEN AN ACCOUNT
LY                (bullet)
                  Not available.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Use Fidelity Automatic
                  Account Builder(registered trademark) or
                  Direct Deposit.
                  (bullet)
                  Use Fidelity Automatic
                  Exchange Service to
                  exchange from a Fidelity
                  money market fund.



SELLING SHARES
The price to sell one share of each fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your Ohio Municipal Money Market shares, leave at least $2,000 worth of shares in the account to keep it open, except accounts not subject to account minimums. If you are selling some but not all of your Spartan Ohio Municipal Income shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days aftera purchase.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY
INFORMATI
ON

PHONE             (bullet)
1-800-544-7777    Call the phone number at
                  left to initiate a wire
                  transaction or to request
                  a check for your
                  redemption.
                  (bullet)
                  Use Fidelity Money Line
                  to transfer to your bank
                  account.
                  (bullet)
                  Exchange to another
                  Fidelity fund. Call the
                  phone number at left.

INTERNET          (bullet)
WWW.FIDELITY.COM  Exchange to another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money Line
                  to transfer to your bank
                  account.

MAIL              INDIVIDUAL, JOINT
FIDELITY          TENANT,
INVESTMENTS       SOLE PROPRIETORSHIP,
P.O.. BOX         UGMA, UTMA
660602            (bullet)
DALLAS, TX        Send a letter of
75266-0602        instruction to the
                  address at left, including
                  your name, the fund's
                  name, your fund account
                  number, and the dollar
                  amount or number of
                  shares to be sold. The
                  letter of instruction must
                  be signed by all persons
                  required to sign for
                  transactions, exactly as
                  their names appear on
                  the account.
                  TRUST
                  (bullet)
                  Send a letter of
                  instruction to the
                  address at left, including
                  the trust's name, the
                  fund's name, the trust's
                  fund account number,
                  and the dollar amount or
                  number of shares to be
                  sold. The trustee must
                  sign the letter of
                  instruction indicating
                  capacity as trustee. If the
                  trustee's name is not in
                  the account registration,
                  provide a copy of the trust
                  document certified within
                  the last 60 days.
                  BUSINESS OR
                  ORGANIZATION
                  (bullet)
                  Send a letter of
                  instruction to the
                  address at left, including
                  the firm's name, the
                  fund's name, the firm's
                  fund account number,
                  and the dollar amount or
                  number of shares to be
                  sold. At least one person
                  authorized by corporate
                  resolution to act on the
                  account must sign the
                  letter of instruction.
                  (bullet)
                  Include a corporate
                  resolution with corporate
                  seal or a signature
                  guarantee.
                  EXECUTOR,
                  ADMINISTRATOR,
                  CONSERVATOR,
                  GUARDIAN
                  (bullet)
                  Call 1-800-544-6666
                  for instructions.

IN PERSON         INDIVIDUAL, JOINT
                  TENANT,
                  SOLE PROPRIETORSHIP,
                  UGMA, UTMA
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  The letter of instruction
                  must be signed by all
                  persons required to sign
                  for transactions, exactly
                  as their names appear
                  on the account.
                  TRUST
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  The trustee must sign the
                  letter of instruction
                  indicating capacity as
                  trustee. If the trustee's
                  name is not in the
                  account registration,
                  provide a copy of the trust
                  document certified within
                  the last 60 days.
                  BUSINESS OR
                  ORGANIZATION
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  At least one person
                  authorized by corporate
                  resolution to act on the
                  account must sign the
                  letter of instruction.
                  (bullet)
                  Include a corporate
                  resolution with corporate
                  seal or a signature
                  guarantee.
                  EXECUTOR,
                  ADMINISTRATOR,
                  CONSERVATOR,
                  GUARDIAN
                  (bullet)
                  Visit a Fidelity Investor
                  Center for instructions.
                  Call 1-800-544-9797
                  for the center nearest
                  you.

AUTOMATICAL       (bullet)
LY                Use Fidelity Automatic
                  Exchange Service to
                  exchange from the
                  money market fund to
                  another Fidelity fund.
                  (bullet)
                  Use Personal Withdrawal
                  Service to set up periodic
                  redemptions from your
                  bond fund account.

CHECK             (bullet)
                  Write a check to sell
                  shares from your
                  account.


EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of the money market fund.
(small solid bullet) Spartan Ohio Municipal Income may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details. ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the funds.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account or between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.



AUTOMATIC
INVESTMENT
AND
WITHDRAWAL
PROGRAM

FIDELITY
AUTOMATIC
ACCOUNT
BUILDER(registered trademark)
TO MOVE MONEY
FROM YOUR BANK
ACCOUNT TO A
FIDELITY FUND

MINIMUM                        FREQUENCY               PROCEDURES
$100 for OH Muni               Monthly or quarterly     (bullet)To set up
Money Market                                           for a new account,
$500 for Spartan OH                                    complete the
Muni Income                                            appropriate section on
                                                       the fund application.
                                                        (bullet)To set up
                                                       for existing accounts,
                                                       call 1-800-544-6666
                                                       or visit Fidelity's Web
                                                       site for an application.
                                                        (bullet)To make
                                                       changes, call
                                                       1-800-544-6666 at
                                                       least three business
                                                       days prior to your
                                                       next scheduled
                                                       investment date.




DIRECT DEPOSIT
TO SEND ALL OR A
PORTION OF YOUR
PAYCHECK OR
GOVERNMENT CHECK
TO A FIDELITY FUNDA

MINIMUM                        FREQUENCY               PROCEDURES
$100 for OH Muni               Every pay period         (bullet)To set up
Money Market                                           for a new account,
$500 for Spartan OH                                    check the appropriate
Muni Income                                            box on the fund
                                                       application.
                                                        (bullet)To set up
                                                       for an existing
                                                       account, call
                                                       1-800-544-6666 or
                                                       visit Fidelity's Web site
                                                       for an authorization
                                                       form.
                                                        (bullet)To make
                                                       changes you will need
                                                       a new authorization
                                                       form. Call
                                                       1-800-544-6666 or
                                                       visit Fidelity's Web
                                                       site to obtain one.

A BECAUSE BOND FUND
SHARE PRICES FLUCTUATE,
THAT FUND MAY NOT BE
AN APPROPRIATE CHOICE
FOR DIRECT DEPOSIT OF
YOUR ENTIRE CHECK.

FIDELITY
AUTOMATIC
EXCHANGE
SERVICE
TO MOVE MONEY
FROM A FIDELITY
MONEY MARKET
FUND TO ANOTHER
FIDELITY FUND

MINIMUM                        FREQUENCY               PROCEDURES
$100 for OH Muni               Monthly, bimonthly,      (bullet)To set up,
Money Market                   quarterly, or annually  call 1-800-544-6666
$500  for Spartan OH                                   after both accounts
Muni Income                                            are opened.
                                                        (bullet)To make
                                                       changes, call
                                                       1-800-544-6666 at
                                                       least three business
                                                       days prior to your
                                                       next scheduled
                                                       exchange date.

PERSONAL
WITHDRAWAL
SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM
YOUR ACCOUNT TO
YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY                                              PROCEDURES
Monthly                                                 (bullet)To set up,
                                                       call
                                                       1-800-544-6666.
                                                        (bullet)To make
                                                       changes, call
                                                       Fidelity at
                                                       1-800-544-6666 at
                                                       least three business
                                                       days prior to your
                                                       next scheduled
                                                       withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.
WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.
 (bullet)You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.
 (bullet)To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE(Registered trademark)
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
 (bullet)You must sign up for the Money Line(registered trademark) feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before you first use to verify that this feature is set up on your account.
 (bullet)Most transfers are complete within three business days of your call.
 (bullet)Maximum purchase: $100,000
FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION.
 (bullet)For account balances and holdings;
 (bullet)To review recent account history;
 (bullet)For mutual fund and brokerage trading; and
 (bullet)For access to research and analysis tools.
FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
 (bullet)For account balances and holdings;
 (bullet)To review recent account history;
 (bullet)To obtain quotes;
 (bullet)For mutual fund trading; and
 (bullet)To access third-party research on companies, stocks, mutual funds and the market.
TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
CALL 1-800-544-5555.
 (bullet)For account balances and holdings;
 (bullet)For mutual fund and brokerage trading;
 (bullet)To obtain quotes;
 (bullet)To review orders and mutual fund activity; and
 (bullet)To change your personal identification number (PIN).
_______________________________________________________________
CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.
 (bullet)To set up, complete the appropriate section on the application.
 (bullet)All account owners must sign a signature card to receive a checkbook.
 (bullet)You may write an unlimited number of checks.
 (bullet)Minimum check amount: $500.
 (bullet)Do not try to close out your account by check.
 (bullet)To obtain more checks, call Fidelity at 1-800-544-6666.
POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $2,000 for Ohio Municipal Money Market or $5,000 for Spartan Ohio Municipal Income (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.

The bond fund normally declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in February and December.
Distributions you receive from the money market fund consist primarily of dividends. The money market fund normally declares dividends daily and pays them monthly.
EARNING DIVIDENDS
Shares begin to earn dividends on the first business day following the day of purchase.
Shares earn dividends until, but not including, the next business day following the day of redemption.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. (bond fund only) Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
TAX CONSEQUENCES
As with any investment, your investment in the fund could have tax consequences for you.
TAXES ON DISTRIBUTIONS. Each fund seeks to earn income and pay dividends exempt from federal income tax, Ohio personal income tax and other taxes in Ohio.
A portion of each fund's income, and the dividends you receive, may be subject to federal and state income taxes. Each fund's income may be subject to the federal alternative minimum tax. Each fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.
If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. TAXES ON TRANSACTIONS. Your bond fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.
FUND SERVICES


FUND MANAGEMENT
Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company (FMR) is each fund's manager.
 As of __, FMR had $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for the money market fund. As of_____, FIMM had $____ in discretionary assets under management. FIMM is primarily responsible for choosing investments for the money market fund.
Beginning January 1, 1999, FIMM will serve as sub-adviser and be primarily responsible for choosing investments for Spartan Ohio Municipal Income. FIMM is an affiliate of FMR. As of ____ , FIMM had $____ in discretionary assets under management.
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
George Fischer is Vice President and manager of Spartan Ohio Municipal Income, which he has managed since April 1997. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For December, 1998, the group fee rate was __%. The individual fund fee rate is 0.25%.
The total management fee for the fiscal year ended December 31, 1998 was __% of the fund's average net assets for Ohio Municipal Money Market and __%, after reimbursement, of the fund's average net assets for Spartan Ohio Municipal Income.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements which may be terminated by FMR at any time, can decrease a fund's expenses and boost its performance.
[As of ____, approximately __% and __% of Ohio Municipal Money Market and Spartan Ohio Municipal Income's total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliates/[an] FMR affiliate[s]].]
FUND DISTRIBUTION
Fidelity Distributors Corporation, Inc. (FDC) distributes the fund's shares.
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by___________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request.
[Financial Highlights to be filed by subsequent amendment.]
You can obtain additional information about the funds. The funds' Statement of Additional Information (SAI) includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, the fund's performance and holdings.
For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.
The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room. INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS, 811-2720 AND 811-6454 Spartan, Fidelity, Fidelity Investments,TouchTone Xpress, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

[Item Code]. OFS/OFR-pro-0299


FIDELITY OHIO MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY MUNICIPAL TRUST II
SPARTAN(registered trademark) OHIO MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
   FEBRUARY 19, 1999
This Statement of Additional Information (SAI) is not a prospectus. Portions of the funds' Annual Report is incorporated herein. The Annual Report is supplied with this SAI.
To obtain a free additional copy of the Prospectus, dated February 19, 1999, or an Annual Report, please call Fidelity(registered
trademark) at 1-800-5   44-8544or     visit Fidelity's Web site at
www.fidelity.com.

TABLE OF CONTENTS                  PAGE

INVESTMENT POLICIES AND            27
LIMITATIONS

SPECIAL CONSIDERATIONS REGARDING       11
OHIO

SPECIAL CONSIDERATIONS REGARDING   33
PUERTO RICO

PORTFOLIO TRANSACTIONS             35

VALUATION                          37

PERFORMANCE                        37

ADDITIONAL PURCHASE, EXCHANGE      42
AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES            42

TRUSTEES AND OFFICERS              43

CONTROL OF INVESTMENT ADVISERS     29

MANAGEMENT CONTRACTS               29

DISTRIBUTION SERVICES              31

TRANSFER AND SERVICE AGENT         32
AGREEMENTS

DESCRIPTION OF THE TRUSTS          48

FINANCIAL STATEMENTS               49

APPENDIX                           49

(fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109
OFS/OFR-ptb-0299
[Item Code]
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS  OF FIDELITY OHIO MUNICIPAL MONEY MARKET FUND
         (MONEY MARKET FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) purchase the securities of any issuer, if as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except as in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(3) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
(4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (1), (7) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a government body is guaranteeing the security.
 For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds
With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
INVESTMENT LIMITATIONS OF SPARTAN OHIO MUNICIPAL INCOME FUND
(BOND FUND)
THE FOLLOWING ARE THE BOND FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) issue senior securities, except as in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements,
(8) invest in companies for the purpose of exercising control or management, or
   (9) the fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment
company managed by Fidelity Management & Research Com    pany or an
affiliate or successor with substantially the same fundamental
invest   ment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 6.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       ASSET-BACKED SECURITIES    represent interests in pools of
purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
       BORROWING.    Each fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
       DOLLAR-WEIGHTED AVERAGE MATURITY    is derived by multiplying
the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The bond fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intensto comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums. In addition, the bond fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. The above limitations on the bond fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option
is outstanding, regardless of price    changes.     When writing an
option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
       INDEXED SECURITIES    are instruments whose prices are indexed
to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.
   The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates; however, municipal funds currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Noodles Investors Service, Standard & Poor's, Duff & Fells Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
   The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
   MONEY MARKET INSURANCE. The money market fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
       MUNICIPAL INSURANCE.    A municipal bond may be covered by
insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).
   Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.
   Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.
   Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.
   FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.
   PRINCIPAL MUNICIPAL BOND INSURERS. The various insurance companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.
   Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.
   Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced
before Congress from time to time.    Proposals also may be introduced
before Ohio legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate
the fund's investment objectives and policies.     Municipal
bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money market fund to maintain a stable net asset value per share (NAV).

 EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.]

 ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.]

 HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.]

 HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.]

 TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.]

WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.]
       PUT FEATURES    entitle the holder to sell a security back to
the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
REFUNDING CONTRACTS. Securities may be purchased on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a purchaser to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A purchaser generally will not be obligated to pay the full purchase price if the issuer fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment
of liquidated damages to the issuer   . A purchaser may secure its
obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract.
        REPURCHASE AGREEMENTS    involve an agreement to purchase a
security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
   RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Re    stricted securities generally can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.
   SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not generally marketable; and the possibility that the maturities of the underlying securities may be different from those of the commitments.
             TEMPORARY DEFENSIVE POLICIES. Each fund reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, municipal bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
In many instances bonds and participation interests have tender options or demand features that permit the holder to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. Variable rate instruments structured in this fashion are considered to be essentially equivalent to other variable rate securities. The IRS has not ruled whether the interest on these instruments is tax-exempt. Fixed-rate bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.
       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS
involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.
SPECIAL CONSIDERATIONS REGARDING OHIO
The following only highlights some of Ohio's more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of Ohio, its agencies, and instrumentalities as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact that would render such information inaccurate.
The State of Ohio operates on the basis of a fiscal biennium for its appropriations and expenditures. Under current law the biennium for operating purposes runs from July 1 in an odd-numbered year to June 30 in the next odd-numbered year with fiscal years within a fiscal biennium running from July 1 to June 30 (references to a particular fiscal year refer to the fiscal year ending on June 30 of each year). The State is effectively precluded by law from ending a fiscal year or a biennium in a deficit position. The Governor has the power to order state agencies to operate within their means. The State carries out most of its operations through the general revenue fund (GRF) which receives general State revenues not otherwise dedicated. GRF revenues are derived mainly from personal income, sales/use, and corporate franchise taxes. There is no present constitutional limit on the rates of state-levied taxes, except for taxes on intangible property. In 1995, the Ohio House of Representatives adopted a resolution that would submit to the electors a constitutional amendment prohibiting the General Assembly from imposing a new tax or increasing an existing tax unless approved by a three-fifths vote of each house or by a majority vote of the electors. Because the Ohio Senate did not act on the resolution, the concurrence required to submit the proposed constitutional amendment to the electors was not received. A new General Assembly convened in January 1997, and a similar proposal has been introduced in the House.
Economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and the nation as a whole. In the 1980's Ohio experienced an unemployment rate generally higher than the United States average, largely due to the importance of heavy industry and manufacturing to Ohio's economy. This trend has not continued in the 1990's. Although manufacturing (including automobile-related manufacturing) in Ohio remains an important part of the state's economy, the greatest growth in employment in Ohio in recent years, consistent with national trends, has been in the non-manufacturing areas. The State's experience is similar to that of other Midwestern states with comparable economic structures.
Budgetary shortfalls in recessionary periods have required emergency spending reductions by the Governor and the adoption of temporary and permanent tax increases and/or new tax measures by the General Assembly to meet the State's constitutional requirement that the State end each year without a deficit. No appropriations for debt service, however, were affected by the spending reductions, and the State has, in fact, ended each fiscal year with a budget surplus.
The 1989-91 recession in the United States had an adverse effect on both the economy in Ohio and the financial condition of the State of Ohio and its underlying municipalities. As an initial action to address a projected 1992 fiscal year imbalance in the GRF, the Governor ordered most state agencies to reduce GRF appropriations spending in the final six months of fiscal year 1992 by approximately $184 million and the General Assembly authorized the transfer of the $100.4 million balance in the Budget Stabilization Fund to the GRF. Other revenue and spending actions, legislative and administrative, resolved the remaining GRF imbalance for fiscal year 1992.
In response to a then estimated $520 million GRF shortfall for fiscal year 1993, the Governor ordered, effective July 1, 1992, selected GRF appropriations reductions totaling $300 million. Subsequent executive and legislative actions - including tax revisions that produced an additional $194.5 million in fiscal year 1993, and an additional $50 million in spending reductions - resulted in positive biennium-ending GRF balances. Appropriations for debt service were expressly excluded from the Governor's appropriation orders.
The GRF appropriations act for the 1994-95 biennium provided for total GRF biennial expenditures of approximately $30.7 billion, those for fiscal year 1994 being 9.2% higher than in fiscal year 1993 (taking into account fiscal year 1993 expenditure reductions), and for fiscal year 1995 being 6.6% higher than in fiscal year 1994. Fiscal year 1994 ended with a GRF fund balance of over $560 million, permitting an additional $260.3 million to be deposited in the Budget Stabilization Fund. The 1994-95 biennium GRF ending fund balance was $928 million. The GRF appropriations act for the 1996-97 biennium was approximately $33.5 billion. The GRF biennium ending balances were $1.4 billion
(cash) and $834.9 million (fund). From that fund balance, $386.6 million was allocated to education; $34.4 million was put in the Budget Stabilization Fund (which has a current balance of $862.7 million dollars); and the balance, $262.9 million, went to the State income tax reduction fund created in 1996.
The GRF appropriations act for the current biennium was passed on June 25, 1997, and (after selective vetoes) was approved by the Governor. The total two-year GRF appropriation is $36 billion and includes increases in a number of major programs - 10.8% for higher education, 15.4% for primary and secondary education and 18.4% for adult and juvenile corrections.
Litigation pending in federal district court contests the Ohio Department of Human Services' (ODHS) former Medicaid financial eligibility rules for married couples where one spouse is living in a nursing facility and the other spouse resides in the community. ODHS promulgated new eligibility rules effective January 1, 1996, and is appealing a court order directing it to provide notice to persons potentially affected by the former rules from 1990 through 1995. It is not possible at this time to state whether this appeal will be successful, or, should plaintiffs prevail, the period beyond the current fiscal year during which necessary additional Medicaid expenditures would have to be made. Plaintiffs have estimated total additional Medicaid expenditures at $600 million for the retroactive period and, based on current law, it is estimated that the State of Ohio's share of those additional expenditures is approximately $240 million.
A number of local Ohio communities and school districts have also faced significant financial problems. The State has established procedures for municipal fiscal emergencies, under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality, and the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to twenty-four cities and villages; in eighteen of these communities, the fiscal situation has been resolved and the procedures terminated. A new preliminary "fiscal watch" status has been added, with one village currently in that status. The fiscal emergency legislation was recently amended to extend its potential application to counties and townships. The extension is on an "if and as needed" basis, and not aimed at particular existing fiscal problems of those subdivisions.
In recent years, local school districts in Ohio received about 44% of their operational funds from state subsidies (the primary portion of which is known as the Foundation Program). They also rely heavily upon local taxes for significant portions of their budgets. Local school districts are also authorized to submit for voter approval an income tax on the district income of individuals and estates. In part because of provisions of some State laws, such as the law partially limiting (without local voter approval) the increase in property tax collections that would otherwise result from increased assessed valuations, some school districts in recent years have experienced difficulty in meeting mandated and discretionary increased costs. In addition, the Governor's appropriations reduction orders described above have, in some instances, included reductions in appropriations for state school subsidy programs. A small number of local school districts have required emergency advances from the State in order to prevent year-end deficits. The number of districts applying for aid has fluctuated over the years; during the 1979 fiscal year through the 1989 fiscal year, a total of 143 loans totaling $137.4 million had been made to school districts from the state funded Emergency School Advancement Fund (EASF). Legislation with enhanced provisions for individual district borrowing replaced the EASF program for fiscal years subsequent to fiscal year 1989. In fiscal year 1997, there were 12 loans made (including one loan of $90 million to the Cleveland City School District, which also restructured loans made in prior years) for an aggregate amount of $113.2 million. New legislation addresses larger school districts with financial difficulties. It is similar to that for municipal fiscal emergencies described above, but is particularly tailored to certain school districts and their present and potential fiscal problems. It has been applied to four school districts and twelve school districts have been placed on fiscal watch.
In March of 1997, the Supreme Court of Ohio ruled in a case challenging the constitutionality of Ohio's system of school funding. There, the Court held significant aspects of the system (including basic operating assistance and the loan program described above) violated the State's Constitution. It ordered the State to provide for and fund sufficiently a system complying with the Ohio Constitution. In a clarifying opinion, the Court indicated that local property taxes may still play a role in, but "can no longer be the primary means" of, school funding. The Court granted a stay of its order for one year to allow the General Assembly time to adopt corrective measures, which have yet to be adopted. The Court did make it clear that contractual repayment provisions of certain debt obligations issued for school funding will remain valid after the stay terminates.
Ohio's general obligation bonds are currently rated Aa1 by Moody's Investors Service, Inc., AA+ by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc., and AA+ by Fitch Investors Service, L.P., except that Highway Obligations are rated AAA by Standard & Poor's Corporation.
Although most of the bonds in the Ohio fund are expected to be obligations of local units of government or local authorities in the State, rather than general obligations of the State itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of obligations issued by local units of government or local authorities in the State, or the ability of the obligors to pay the principal of or interest on such obligations. Investment policies of local units of government or local authorities may also affect adversely the ratings of obligations of current or future issues.
SPECIAL CONSIDERATIONS REGARDING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but is not aware of any fact that would render such information materially inaccurate. The economy of Puerto Rico is fully integrated with that of the United States. In fiscal 1997, trade with the United States accounted for approximately 88% of Puerto Rico's exports and approximately 62% of its imports. In this regard, in fiscal 1997 Puerto Rico experienced a $2.7 billion positive adjusted merchandise trade balance.
Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1997, aggregate personal income was $32.1 billion ($30.0 billion in 1992 prices) and personal per capita income was $8,509 ($7,957 in 1992 prices). Gross product in fiscal 1993 was $25.1 billion ($24.5 billion in 1992 prices) and gross product in fiscal 1997 was $32.1 billion ($27.7 billion in 1992 prices). This represents an increase in gross product of 27.7% from fiscal 1993 to 1997 (13.0% in 1992 prices).
Puerto Rico's economic expansion, which has lasted over ten years, continued throughout the five-year period from fiscal 1993 through fiscal 1997. Almost every sector of the economy participated, and record levels of employment were achieved. Factors behind the continued expansion included Government-sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, increases in the level of federal transfers, and the relatively low cost of borrowing funds during the period.
Average employment increased from 999,000 in fiscal 1993 to 1,128,300 in fiscal 1997. Unemployment, although at relatively low historical levels, remains above the U.S. average. Average unemployment decreased from 16.8% in fiscal 1993 to 13.1% in fiscal 1997.
Manufacturing is the largest sector in the economy accounting for $19.8 billion or 41.2% of gross domestic product in fiscal 1997. The manufacturing sector employed 153,273 workers as of March 1997. Manufacturing in Puerto Rico is now more diversified than during earlier phases of industrial development. In the last two decades industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift is best exemplified by heavy investment in pharmaceuticals, scientific instruments, computers, microprocessors, and electrical products over the last decade. The service sector, which includes wholesale and retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1997, the service sector generated $18.4 billion in gross domestic product or 38.2% of the total. Employment in this sector grew from 467,000 in fiscal 1993 to 551,000 in fiscal 1997, a cumulative increase of 17.8%. This increase was greater than the 12.9% cumulative growth in employment over the same period providing 48% of total employment. The Government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1997, the Government accounted for $5.2 billion of Puerto Rico's gross domestic product and provided 10.9% of the total employment. The construction industry has experienced real growth since fiscal 1987. In fiscal 1997, investment in construction rose to $4.7 billion, an increase of 14.7% as compared to $4.1 billion for fiscal 1996. Tourism also contributes significantly to the island economy, accounting for $2.0 billion of gross domestic product in fiscal 1997.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the Government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing Government-imposed regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system. Another initiative is the improvement and expansion of Puerto Rico's infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,877 at the end of fiscal 1997 and to a projected 11,972 by the end of fiscal 1998.
The New Economic Model also seeks to reduce the size of the Government's direct contribution to gross domestic product. As part of this goal, the Government has transferred certain Governmental operations and sold a number of its assets to private parties. Among these are: (i) the Government sold the assets of the Puerto Rico Maritime Authority; (ii) the Government executed a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the Aqueducts and Sewer Authority executed a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; (iv) the Electric Power Authority executed power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed; (v) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (vi) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vii) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (viii) the Government sold two hotel properties and is currently negotiating the sale of a complex consisting of two hotels and a convention center; and (ix) the Government has announced its intention to sell the Puerto Rico Telephone Company and is currently involved in the sale process.
One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the Government provides free health services to low income individuals through public health facilities owned and administered by the Government to one in which all medical services are provided by the private sector and the Government provides comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 61 municipalities out of a total of 78 on the island. It is expected that 11 municipalities will be added by the end of fiscal 1998 and 5 more by the end of fiscal 1999. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date coverage commences. As of December 31, 1997, over 1.1 million persons were participating in the program at an estimated annual cost to Puerto Rico for fiscal 1998 of approximately $672 million. In conjunction with this program, the operation of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health facilities to private entities. The Government sold six health facilities to private companies and is currently in negotiations with other private companies for the sale of thirteen health facilities to such companies.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, particularly those under the Puerto Rico Industrial Incentives Program and Sections 30A and 936 of the Internal Revenue Code 1986, as amended (the "Code").
Since 1948, Puerto Rico has promulgated various industrial incentives laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").
 The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7%. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.
Under the 1998 Tax Incentives Law, companies are able to repatriate or distribute their profits free of tollgate taxes. In addition, passive income derived from designated investments will continue to be fully exempt from income and municipal license taxes. Individual shareholders of an exempted business will be allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate. For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the U.S. Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), the tax credit, as described below, is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that established operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A credit and the remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a U.S. corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the Code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A credit, U.S. corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their U.S. corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year (i) 80% or more of its gross income from sources within Puerto Rico and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the Section 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years beginning in 2006.
PROPOSAL TO EXTEND THE PHASEOUT OF SECTION 30A. During 1997, the Government of Puerto Rico proposed to Congress the enactment of a new permanent federal incentive program similar to that provided under
Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other wage-related expenses, such as fringe benefits, as well as depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998 budget submitted by President Clinton to Congress in February 1997 included a proposal to modify Section 30A to
(i) extend the availability of the Section 30A credit indefinitely;
(ii) make it available to companies establishing operations in Puerto Rico after October 13, 1995; and (iii) eliminate the income cap. Although this proposal, was not included in the final fiscal 1998 federal budget, President Clinton's fiscal 1999 budget submitted to Congress again included these modifications to Section 30A. While the Government of Puerto Rico plans to continue lobbying for this proposal, it is not possible at this time to predict whether the
Section 30A credit will be so modified.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.
If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).
For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,the fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
   The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended December 31, 1998, and December 31, 1997, the portfolio turnover rates were ___% and 15%, respectively for Spartan Ohio Municipal Income. [Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditiOns, or changes in FMR's investment outlook.] [The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year.] A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. [For the fiscal year ended December 1998, December 1997, and December 1996] , [the funds] paid no brokerage commissions.]
The following table shows the total amount of brokerage commissions paid by each fund.
                 FISCAL      TOTAL
                 YEAR        AMOUNT PAID
                 ENDED 1988

OHIO MUNICIPAL   DECEMBER
MONEY MARKET
FUND

1998                         $

1997

1996

SPARTAN OHIO
MUNICIPAL
INCOME FUND

1998

1997

1996

[Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended [1998]. NFSC is paid on a commission basis].
                 FISCAL      TOTAL AMOUNT PAID TO NFSC
                 YEAR
                 ENDED 1998

OHIO MUNICIPAL   DECEMBER
MONEY MARKET
FUND

1998_                        $

1997_

1996_

SPARTAN OHIO
MUNICIPAL
INCOME FUND

1998_

1997_

1996_

                 FISCAL      % OF          % OF
                 YEAR        AGGREGATE     AGGREGATE DOLLAR
                 ENDED 1998  COMMISSIONS   AMOUNT OF
                             PAID TO NFSC  TRANSACTIONS
                                           EFFECTED THROUGH
                                           NFSC

OHIO MUNICIPAL   DECEMBER     %             %
MONEY MARKET
FUND

SPARTAN OHIO     DECEMBER     %             %
MUNICIPAL
INCOME FUND

[The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFSC is a result of the low commission rates charged by NFSC.]
[NFSC has used a portion of the commissions paid by a fund to reduce that fund's.
[The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended [year].
                 FISCAL YEAR  $ AMOUNT OF           $ AMOUNT OF
                 ENDED 1998   COMMISSIONS PAID TO    BROKERAGE
                              FIRMS                  TRANSACTIONS
                              THAT PROVIDED          INVOLVED*
                              RESEARCH SERVICES*

OHIO MUNICIPAL   DECEMBER      $                     $
MONEY MARKET
FUND

SPARTAN OHIO     DECEMBER
MUNICIPAL
INCOME FUND

[*The provision of research services was not necessarily a factor in the placement of all this business with such firms.]
[For the fiscal year ended December 31, 1998, the fund paid no brokerage commissions to firms that provided research services.]
The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwriting in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwriting. In addition, for underwriting where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Each fund's net asset value per share (NAV) is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
 TAX-FREE BOND FUND. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.
   The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.
MONEY MARKET FUND. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
 Securities of other open-end investment companies are valued at their respective NAVs.
At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate. PERFORMANCE
A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and
   is not intend    ed to indicate future returns. The share price of
a bond fund, the yield of a bond/money market fund, and return fluctuate in response to market conditions and other factors, and the value of a bond fund's shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS MONEY MARKET FUND. To compute the yield for the money market fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The money market fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same basis as other money market funds, as required by applicable regulation.
   Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
YIELD CALCULATIONS FOR BOND FUND. Yields for the bond fund are computed by dividing the fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income.
Income calculated for the purposes of calculating a bond fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   In calculating a fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The tax-equivalent yield of a fund is the rate an investor would have to earn from a fully taxable investment before taxes to equal a fund's tax-free yield. Tax-equivalent yields are calculated by dividing a fund's yield by the result of one minus a specified combined federal and state income tax rate. If only a portion of a fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on effective yield under federal and state income tax laws for 1999. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from _% to _%. Of course, no assurance can be given that a fund will achieve any specific tax-exempt yield. While the state bond fund invests principally in obligations whose interest is exempt from federal and state income tax, other income received by the fund may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1999.


1999 TAX RATES
TAXABLE                                    OHIO STATE
INCOME*                                    MARGINAL RATE  COMBINED
                                                          FEDERAL AND STATE
                                                          EFFECTIVE RATE**

SINGLE         JOINT        FEDERAL
RETURN         RETURN       MARGINAL RATE

$         $    $       $     %              %              %

                             %              %              %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
           IF YOUR
           COMBINED
           FEDERAL AND
           STATE
           EFFECTIVE
           TAX RATE IN
           1999 IS:

           %             %        %        %        %

TO MATCH
THESE

TAX-FREE   YOUR
YIELDS:    TAXABLE
           INVESTMENT
           WOULD
           HAVE TO
           EARN THE
           FOLLOWING
           YIELD:





A fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When a fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
RET   URN C    ALCULATIONS. Returns quoted in advertising reflect all
aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's
NAV over a stated period. A cumulati   ve retu    rn reflects actual
performance over a stated period of time. Average annua   l
retu    rns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a
cumulative    return     of 100% over ten years would produce an
average annu   al ret    urn of 7.18%, which is the steady annual rate
of return that would equal 100% growth on a compounded basis in ten
years. While average annua   l returns     are a convenient means of
comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to
year, and that average annua   l re    turns represent averaged
figures as opposed to the actual year-to-year performance of a fund.
In addition to average annua   l returns,     a fund may quote
unaveraged or cumulati   ve returns r    eflecting the simple change
in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar
amount, and may be    calculated     for a single investment, a series
of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to
illustrate the    relation    ship of these factors and their
contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
   CALCULATING HISTORICAL MONEY MARKET FUND RESULTS. The following table shows performance for the fund.
       CALCULATING HISTORICAL BOND FUND RESULTS.    The following
table shows performance for the fund.
       HISTORICAL MONEY MARKET FUND RESULTS.    The following table
shows the fund's 7-day yield, tax-equivalent yield, and return for the fiscal period ended December 31, 1998.
 The tax equivalent yield for the money market fund is based on a combined effective federal and state income tax rate of ____% and reflects that as of December 31, 1998, none of the fund's income was subject to state taxes. Note that the money market fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                   AVERAGE                         CUM   ULATIVE
                                   AN   NUAL                          RETURN    S
                                      RETURNS

            SEVEN-DAY  TAX-        ONE             FIVE            ONE                 FIVE
            YIELD      EQUIVALENT  YEAR            YEARS  LIFE OF  YEAR                YEARS
                       YIELD                              FUND*                               LIFE OF
                                                                                              FUND*



OH           %          %           %               %      %        %                   %      %
MUNICIPAL
MONEY
MARKET


 * From August 29,1989 (commencement of operations).
HISTORICAL BOND FUND RESULTS. The following table shows the bond
fund's tax-equivalent yield an   d retu    rn for the fiscal period
ended December 31, 1998.
The tax-equivalent yield for the bond fund is based on a combined effective federal and state income tax rate of __% and reflects that, as of December 31, 1998, none of the fund's income was subject to state taxes. Note that the state bond fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                    AVERAGE                        CUMULATIVE
                                    ANNUA   L                             RETURNS
                                       R    ETURNS

            THIRTY-DAY  TAX-        ONE             FIVE           ONE                 FIVE
            YIELD       EQUIVALENT  YEAR            YEARS  TEN     YEAR                YEARS
                        YIELD                              YEARS*                             TEN
                                                                                              YEARS



SPARTAN      %           %           %               %      %       %                   %      %
OH
MUNICIPAL
INCOME


[Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's return would have been lower.]
[Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's yield and tax equivalent yield would have been ___% and __%, respectively.]
The following tables show the income and capital elements of each
fund's cumulativ   e r    eturn. The tables compares each fund's
return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are
provided to show how each fund   's retu    rn compared to the record
of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower
income than a fixed-income investments such as the funds.   The S&P
500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the ten year period ended December 31, 1998 or the life of the fund, assuming all distributions
were reinvested.    Retur    ns are based on past results and are not
an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

OHIO                                                         INDICES
MUNICIPAL
MONEY
MARKET

YEAR ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
            INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING
            $10,000     DIVIDEND       CAPITAL GAIN
            INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998        $           $              $              $      $        $     $

1997        $           $              $              $      $        $     $

1996        $           $              $              $      $        $     $

1995        $           $              $              $      $        $     $

1994        $           $              $              $      $        $     $

1993        $           $              $              $      $        $     $

1992        $           $              $              $      $        $     $

1991        $           $              $              $      $        $     $

1990        $           $              $              $      $        $     $

1989        $           $              $              $      $        $     $


* From August 29, 1989 (commencement of operations).
From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Ohio Municipal Money Market on August 29, 1989, the net amount invested in fund shares was $10,000 . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends. The money market fund did not distribute any capital gains during the period.


SPARTAN                                                      INDICES
OHIO
MUNICIPAL
INCOME

YEAR ENDED  VALUE OF    VALUE OF       VALUE OF       TOTAL  S&P 500  DJIA  COST OF
            INITIAL     REINVESTED     REINVESTED     VALUE                 LIVING
            $10,000     DIVIDEND       CAPITAL GAIN
            INVESTMENT  DISTRIBUTIONS  DISTRIBUTIONS







1998        $           $              $              $      $        $     $

1997        $           $              $              $      $        $     $

1996        $           $              $              $      $        $     $

1995        $           $              $              $      $        $     $

1994        $           $              $              $      $        $     $

1993        $           $              $              $      $        $     $

1992        $           $              $              $      $        $     $

1991        $           $              $              $      $        $     $

1990        $           $              $              $      $        $     $

1989        $           $              $              $      $        $     $


 Explanatory Notes: With an initial investment of $10,000 in Spartan Ohio Municipal Income on January 1, 1988, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings
are based o   n ret    urn, assume reinvestment of distributions, do
not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds. From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The bond fund may advertise risk ratings, including symbols or numbers, prepared by independent rating agencies.
A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest.
Th   e return     of an index reflects reinvestment of all dividends
and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
The municipal bond fund may compare its performance to the Lehman Brothers Municipal Bond Index, a market capitalization-weighted index for investment-grade municipal bonds with maturities of one year or more. In addition, Ohio Municipal Income may compare its performance to that of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index, a market capitalization-weighted index of Ohio investment-grade municipal bonds with maturities of four years or more. Issues included in each index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation based on the CPI, and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond
directly to those of the funds. Ibbotson calculates    returns     in
the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.
 The money market fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark),ALL TAX-FREE, which is reported in IBC's MONEY FUND REPORT(trademark), covers over [___] tax-free money market funds. A bond fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal bond mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The sales charges of many municipal bond mutual funds are lower than the purchase cost of individual municipal bonds, which are generally subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. A bond fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or
r    eturns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a bond fund may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate price movements over specific periods of time for a bond fund. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A bond fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of December 31, 1998, FMR advised over $__ billion in municipal fund assets, $__ billion in taxable fixed-income fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
DISTRIBUTIONS AND TAXES
DIVIDENDS. To the extent that each fund's income is designated as federally tax-exempt interest, the dividends declared by the fund are also federally tax-exempt. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction. Each fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
   Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of each fund's investing policies so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.
A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of Ohio Municipal Money Market's policy of investing so that at least 80% of its income distributions are free from federal and state income tax.
[OHIO TAXES. FMR understands that shareholders of Ohio Municipal Money Market and Spartan Ohio Municipal Income who are otherwise subject to Ohio personal income tax, a school district income tax, or the net income base of the Ohio corporation franchise tax will not be subject to such taxes on distributions with respect to shares of each fund to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on tax-exempt obligations of the State of Ohio or its political subdivisions or authorities (as well as any tax-exempt obligations of territories or possessions of the United States). Any distributions with respect to shares of each fund other than those described in the preceding sentence may be subject to the Ohio personal income tax or the net income base of the Ohio corporation franchise tax.
 Distributions received by shareholders will be exempt from an income tax levied by an Ohio municipal corporation unless the shareholder is subject to a municipal income tax that includes "intangible income" in the tax base in accordance with Ohio Revenue Code (sub-section)718.02(G). Distributions represented by interest from obligations held by each fund, which interest is specifically exempt under Ohio law from an income tax imposed by a political subdivision of the State of Ohio, will be exempt from a municipal income tax that includes "intangible income" in the tax base in accordance with Ohio Revenue Code (sub-section)718.02(G) when received by a shareholder.]
   CAPITAL GAINS DISTRIBUTIONS. Each fund's long-term capital gains distributions are federally taxable to shareholders generally as
capital gains. The money mar    ket fund may distribute any net
realized capital gains once a year or more often, as necessary.
 [As of December 31, 1998, Ohio Municipal Money Market had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on December 31, 1999,2000, and 2002 , respectively, is available to offset future capital gains.]
 [As of December 31, 1998, Spartan Ohio Municipal Income had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on December 31, 1999,2000, and 2002 , respectively, is available to offset future capital gains.]
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trus   ts are     listed below. The Board of Trustees governs
   the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except as indicated, each individual has held the office shown or other offices in the same
company f    or the last five years. All persons named as Trustees and
Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates . The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR The business address of all the other Trustees is Fidelity
Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235.   Those
Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*)

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD (57), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (66), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (67), Trustee. Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
 ROBERT M. GATES (55), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc. (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (66), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (55), Trustee, is Vice Chairman and Director of FMR Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
 WILLIAM O. McCOY (65), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (70), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
 *ROBERT C. POZEN (52), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (70), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
 DWIGHT D. CHURCHILL (45), is Vice President of Bond Funds, Group Leader of the Bond Group, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.
BOYCE I. GREER (42), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
FRED L. HENNING, JR. (59), is Vice President of Fidelity's Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
ERIC D. ROITER (50), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   MATTHEW N. KARSTETTER (37), DeputyTreasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice Presidentof Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).
 STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp

 JOHN H. COSTELLO (52), Assistant Treasurer, is an employee of FMR.

 LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended December 31, 1998. COMPENSATION TABLE

TRUSTEES          AGGREGATE       AGGREGATE         TOTAL
AND               COMPENSATION    COMPENSATION      COMPENSATION
MEMBERS OF THE    FROM            FROM              FROM THE
ADVISORY BOARD    OH MUNI MONEY   SPARTAN OH MUNI   FUND COMPLEX*
                  MARKET          INCOME            A

J. GARY           $               $                 $ 0
BURKHEAD **

RALPH F. COX      $               $                 $ 214,500

PHYLLIS BURKE     $               $                 $ 210,000
DAVIS

ROBERT M. GATES   $               $                 $176,000
***

EDWARD C.         $               $                 $ 0
JOHNSON 3D **

E. BRADLEY        $               $                 $ 211,500
JONES

DONALD J. KIRK    $               $                 $ 211,500

PETER S. LYNCH    $               $                 $ 0
**

WILLIAM O.        $               $                 $ 214,500
MCCOY****

GERALD C.         $               $                 $ 264,500
MCDONOUGH

MARVIN L.         $               $                 $ 214,500
MANN

ROBERT C.         $               $                 $ 0
POZEN**

THOMAS R.         $               $                  $214,500
WILLIAMS

* Information is for the calendar year ended December 31, 1998 for [227] funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR
***Mr. Gates was appointed to the Board of Trustees of Fidelity Municipal Trust effective March 1, 1997.
****Mr. McCoy was appointed to the Board of Trustees of Fidelity Municipal Trust effective January 1, 1997.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
[B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]
[C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
[D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__;Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
[E Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows:
[trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name. Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
[As of December 31, 1998, approximately __% of [Fund Name(s)]'s total outstanding shares was held by FMR][[and] [an] FMR affiliate[s]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Adviser[s]" section on page 28, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each of the fund's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than [1]% of each fund's total outstanding shares.]
[As of December 31, 1998, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than___% of each fund's total outstanding shares.]
[ As of December 31, 1998, the following owned of record or beneficially 5% or more (up to and including 25%) of each fund's outstanding shares:]
[As of December 31, 1998, approximately ____% of each fund's total outstanding shares were held by _____; approximately ___% of each funds' total outstanding shares were held by [____].
[A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]
CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
GROUP FEE RATE               EFFECTIVE ANNUAL
SCHEDULE                     FEE RATES

AVERAGE GROUP    ANNUALIZED  GROUP NET          EFFECTIVE ANNUAL FEE
ASSETS           RATE        ASSETS             RATE

 0 - $3 BILLION  .3700%       $ 0.5 BILLION     .3700%

 3 - 6           .3400         25               .2664

 6 - 9           .3100         50               .2188

 9 - 12          .2800         75               .1986

 12 - 15         .2500         100              .1869

 15 - 18         .2200          125             .1793

 18 - 21         .2000         150              .1736

 21 - 24         .1900         175              .1690

 24 - 30         .1800         200              .1652

 30 - 36         .1750         225              .1618

 36 - 42         .1700         250              .1587

 42 - 48         .1650         275              .1560

 48 - 66         .1600         300              .1536

 66 - 84         .1550         325              .1514

 84 - 120        .1500         350              .1494

 120 - 156       .1450         375              .1476

 156 - 192       .1400         400              .1459

 192 - 228       .1350         425              .1443

 228 - 264       .1300         450              .1427

 264 - 300       .1275         475              .1413

 300 - 336       .1250         500              .1399

 336 - 372       .1225         525              .1385

 372 - 408       .1200         550              .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 OVER 516        .1100

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $550 billion of group net assets - the approximate level for December 1998 - was [____]%, which is the weighted average of the respective fee rates for each level of group net assets up to $550 billion.
Each fund's individual fund fee rate is 0.25%. Based on the average group net assets of the funds advised by FMR for December 1998, each fund's annual management fee rate would be calculated as follows:

               GROUP FEE RATE       INDIVIDUAL FUND FEE RATE       MANAGEMENT FEE RATE

OH MUNI         [___]%         +    0.25%                     =    [____]%
MONEY MARKET
FUND
SPARTAN OH
MUNI INCOME
FUND




One-twelfth of  the annual management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.
FUND             FISCAL YEARS ENDED  MANAGEMENT FEES
                                     PAID TO FMR

OHIO MUNICIPAL   1998                $
MONEY MARKET

                 1997                $1,294,155

                 1996                $1,231,605

SPARTAN OHIO     1998                $
MUNICIPAL
INCOME

                 1997                $1,474,962

                 1996                $1,524,443

       During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increases.
FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses) which, is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
Effective April 1, 1997, FMR voluntarily agreed to reimburse Spartan Ohio Municipal Income Fund if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of 0.55% of its average net assets. For the fiscal years ended December 31, 1998, 1997, and 1996, management fees incurred under the fund's contract prior to reimbursement amounted to $_________, $1,474,962, and $1,524,443, respectively, and management fees reimbursed by FMR amounted to $_________, $68,123, and $0, respectively.
       SUB-ADVISER.    On behalf of Ohio Municipal Money Market fund,
FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund. Previously, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to the funds. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.
   On behalf of Spartan Ohio Municipal Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund.

 Under the terms of the sub-advisory agreement, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
 On behalf of Ohio Municipal Money Market Fund, for the fiscal years ended December 31 1998,1997, and 1996, FMR paid FMR Texas fees of $_____, $647,078 and $615,803, respectively.
DISTRIBUTION SERVICES
   Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement[s] calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved a Distribution and Service Plans on behalf of each fund pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for shares.
[Payments made by FMR [either directly or] through FDC to intermediaries for the fiscal year ended 1998 amounted to $____ [for [Ohio Municipal Money Market Fund], $____ [for [Spartan Ohio Municipal Income Fund]].
[FMR made no payments [either directly or] through FDC to intermediaries for the fiscal year ended 1998.]
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that eachPlan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
TRANSFER AND SERVICE AGENT AGREEMENTS
Each fund has entered into a transfer agent agreement with UMB, which is located at 1010 Grand Avenue, Kansas City, Missouri. Under the
terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each fund. UMB in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to UMB.
For providing transfer agency services, FSC receives an account fee and an asset-based fee each paid monthly with respect to each account in the fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
In addition, UMB receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom
Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition,FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are
 .0400% for fixed-income funds and .0175% for money market funds of the first $500 million of average net assets and .0200% for fixed-income funds and .0075% for money market funds of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 for the bond fund and $40,000 for the money market fund and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for
out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.
FUND             1998  1997      1996

OHIO MUNICIPAL   $     $73,517   $58,019
MONEY MARKET

SPARTAN OHIO     $     $166,043  $164,613
MUNICIPAL
INCOME

DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Spartan Ohio Municipal Income Fund is a fund of Fidelity Municipal Trust, an open-end management investment company organized as a Massachusetts business trust on June 22, 1984. Currently, there are four funds in the Fidelity Municipal Trust:
Spartan Michigan Municipal Income Fund; Spartan Minnesota Municipal Income Fund; Spartan Ohio Municipal Income Fund and Spartan Pennsylvania Municipal Income Fund.
 Fidelity Ohio Municipal Money Market Fund is a fund of Fidelity Municipal Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991. Currently, there are three funds in Fidelity Municipal Trust II: Fidelity Michigan Municipal Money Market Fund; Fidelity Ohio Municipal Money Market Fund; and Spartan Pennsylvania Municipal Money Market Fund. The Trustees are permitted to create additional funds in the trusts.
 The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds.
The assets of the Massachusetts trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Massachusetts trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Massachusetts trust shall be allocated between or among any one or more of its funds.
The assets of the Delaware trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Delaware trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Delaware trust shall be allocated between or among any one or more of its funds.
SHAREHOLDER LIABILITY - MASSACHUSETTS TRUST. The Massachusetts trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
    The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and
expenses of the trust or fund.     The Declaration of Trust provides
that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered
into or executed by    the Massachusetts trust or its Trustees
relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the Massachusetts trust or to one
or more funds and its or their assets.     The Declaration of Trust
further provides that shareholders of a    fund shall not have a claim
on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
SHAREHOLDER LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
VOTING RIGHTS - MASSACHUSETTS TRUST. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
 T   he trust or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
VOTING RIGHTS - DELAWARE TRUST. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
 The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets.
Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
Under the Trust Instrument, the Trustees may, without shareholder vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies or corporations, as long as the surviving entity is an open-end management investment company, or is a fund thereof, that will succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR. ,________________, One Post Office Square, Boston, Massachusetts serves as the trust's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended December 31, 1998, and report of the auditor, are included in the funds' Annual Report and are incorporated herein by reference.
APPENDIX
Spartan, Fidelity, Fidelity Investments,FidelityFocus,IBC's MONEY FUND REPORT AVERAGES and QUOTRONare registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.



LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
Spartan(registered trademark)
PENNSYLVANIA MUNICIPAL
FUNDS
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(fund number 401, trading symbol FPTXX)
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND
(fund number 402, trading symbol FPXTX)

PROSPECTUS          FEBRUARY 19,1999
(fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109
CONTENTS


FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         5   FEE TABLE

FUND BASICS              8   INVESTMENT DETAILS

                         8   VALUING SHARES

SHAREHOLDER INFORMATION  8   BUYING AND SELLING SHARES

                         14  EXCHANGING SHARES

                         14  ACCOUNT FEATURES AND POLICIES

                         17  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         17  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         18  FUND DISTRIBUTION

APPENDIX                 19  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY
INVESTMENT OBJECTIVE
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with preservation of capital. PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in municipal money market securities.
(small solid bullet) Investing at least 65% of total assets in municipal securities whose interest is exempt from Pennsylvania personal income tax.
(small solid bullet) Investing so that at least 80% of fund's income distributions is exempt from federal income tax.
(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. (small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Pennsylvania can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
INVESTMENT OBJECTIVE
Spartan Pennsylvania Municipal Income Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics.
PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in investment-grade municipal debt securities.
(small solid bullet) Investing at least 80% of assets in municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes.
(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. (small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Pennsylvania Municipal Bond Index.
(small solid bullet) Allocating assets across different market sectors and maturities.
(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Pennsylvania can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
PERFORMANCE
The following information illustrates the changes in the funds' performance from year to year and compares the bond fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance. YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of the account closeout fee of Spartan Pennsylvania Municipal Money Market. If the effect of the fee was reflected, returns would be lower than those shown.



SPART
AN
PA
MUNI
CIPAL
MON
EY
MARK
ET

CALENDAR   1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
YEARS

           %     %     %     %     %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN PENNSYLVANIA
MUNICIPAL MONEY MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).
SPART
AN
PA
MUNI
CIPAL
INCO
ME

CALENDAR   1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
YEARS

           %     %     %     %     %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN PENNSYLVANIA MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).
AVERAGE ANNUAL RETURNS
[The returns in the following table do not include the effect of the $5 account closeout fee for the Spartan Pennsylvania Municipal Money Market.] [The returns in the following table include the effect of the $5 account closeout fee based on median account size for Spartan Pennsylvania Municipal Money Market.]
FOR THE         PAST 1  PAST 5  PAST 10
PERIODS ENDED   YEAR    YEARS   YEARS
DECEMBER 31,
1998

SPARTAN PA       %       %       %
MUNI
MONEY
MARKET

SPARTAN PA       %       %       %
MUNI
INCOME

LEHMAN           %       %       %
BROTHERS PA
MUNICIPAL
BOND INDEX

LIPPER PA        %       %       %
MUNICIPAL
DEBT FUNDS
AVERAGE

The Lehman Brothers Pennsylvania Municipal Bond Index is a market capitalization-weighted index for Pennsylvania investment-grade municipal bonds with maturities of one year or more.
The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of a fund. [The annual fund operating expenses provided below for _______ are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for ________ are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period.] [The annual fund operating expenses provided below for ______ are based on historical expenses.]
SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)
SALES CHARGE (LOAD) ON        NONE
PURCHASES
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE         NONE
(LOAD) ON REDEMPTIONS

REDEMPTION FEE
(SHORT-TERM TRADING FEE)
ON SHARES HELD LESS THAN
180 DAYS
(AS A % OF AMOUNT
REDEEMED)

FOR SPARTAN PA MUNI           0.50%
INCOME ONLY

EXCHANGE FEE

FOR SPARTAN PA MUNI           $5.00
MONEY MARKET ONLYA,B

WIRE TRANSACTION FEE

FOR SPARTAN PA MUNI           $5.00
MONEY MARKET ONLYA

CHECKWRITING FEE, PER
CHECK WRITTEN

FOR SPARTAN PA MUNI           $2.00
MONEY MARKET ONLYA

ACCOUNT CLOSEOUT FEE

FOR SPARTAN PA MUNI           $5.00
MONEY MARKET ONLYA

ANNUAL ACCOUNT                $12.00
MAINTENANCE FEE (FOR
ACCOUNTS UNDER $2,500)

ATHE FEES FOR INDIVIDUAL TRANSACTIONS ARE WAIVED IF YOUR ACCOUNT
BALANCE AT THE TIME OF THE TRANSACTION IS $50,000 OR MORE.
BYOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.
ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
SPARTA  MANAGEMENT FEE             ___%
N PA
MUNICI
PAL
MONEY
MARKE
T

        DISTRIBUTION AND SERVICE   NONE
        (12B-1) FEE

        OTHER EXPENSES             ___%

        TOTAL ANNUAL FUND          ___%
        OPERATING EXPENSES

SPARTA  MANAGEMENT FEE             ___%
N PA
MUNICI
PAL
INCOM
E

        DISTRIBUTION AND SERVICE   NONE
        (12B-1) FEE

        OTHER EXPENSES             ___%

        TOTAL ANNUAL FUND          ___%
        OPERATING EXPENSES A

AEffective January 1, 1999 FMR has voluntarily agreed to reimburse Spartan Pennsylvania Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, as a percentage of its average net assets, exceed 0.53%. This arrangement will remain in effect through December 31, 2000.
[A portion of the brokerage commissions that certain funds pay is used to reduce each of those fund's expenses. In addition, on behalf of Spartan Pennsylvania Municipal Money Market, FMR has entered into arrangements with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Spartan Pennsylvania Municipal Income has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [these/this] reduction[s], the total fund operating expenses[, after reimbursement, [for [Fund Name]],] would have been __% for [Fund Name] and __% for [Fund Name.]
This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:
 SPARTAN PA MUNI MONEY MARKET
          ACCOUNT   ACCOUNT
          OPEN      CLOSED

1 YEAR    $         $

3 YEARS   $         $

5 YEARS   $         $

10 YEARS  $         $

 SPARTAN PA MUNI INCOME
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

FUND BASICS


INVESTMENT DETAILS
INVESTMENT OBJECTIVE
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with preservation of capital. PRINCIPAL INVESTMENT STRATEGIES
FMR normally invests the fund's assets in municipal money market securities.
FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Pennsylvania personal income tax and invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Pennsylvania income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. FMR may invest the fund's assets in municipal securities whose interest is subject to Pennsylvania personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. INVESTMENT OBJECTIVE
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics.
PRINCIPAL INVESTMENT STRATEGIES
FMR normally invests the fund's assets in investment-grade municipal debt securities.
FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes. Municipal securities whose interest is exempt from federal and Pennsylvania income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations.
FMR may invest the fund's assets in municipal securities whose interest is subject to Pennsylvania personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
FMR uses the Lehman Brothers Pennsylvania Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 1998, the dollar-weighted average maturity of the fund and the index was approximately __ and __ years, respectively.
FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.
In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.
DESCRIPTION OF PRINCIPAL SECURITY TYPES
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.
DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.
PRINCIPAL INVESTMENT RISKS
Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Pennsylvania, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.
The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.
The bond fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.
The following factors may significantly affect a fund's performance:
MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
INTEREST RATE CHANGES. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
GEOGRAPHIC CONCENTRATION. Historically, Pennsylvania had been identified as a heavy industry state, although that reputation has changed over the last thirty years, as the industrial composition of the Commonwealth diversified when the coal, steel, and railroad industries began to decline. The economic readjustment was a direct result of a long-term shift in jobs, investments and workers away from the northeast part of the nation. Currently, the major sources of growth in the Commonwealth are in the service sector, including trade, medical and health services, education, and financial institutions. ISSUER-SPECIFIC CHANGES Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund may distribute income subject to federal or Pennsylvania income tax.
FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with preservation of capital. The fund will normally invest so that at least 80% of its income distributions are exempt from federal income tax.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics. FMR anticipates that the fund ordinarily will be fully invested in obligations whose interest is exempt from federal income tax and Pennsylvania personal income tax.
VALUING SHARES
Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.
Each fund's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
The money market fund's assets are valued on the basis of amortized cost.
The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation. SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES
GENERAL INFORMATION
Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following Web site and phone numbers:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com.
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).
Please use the following addresses:
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
You may buy or sell shares of the funds through an investment professional. If you invest through an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
TRUST
FOR MONEY BEING INVESTED BY A TRUST
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS
BUYING SHARES
The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

 MINIMUMS
TO OPEN AN ACCOUNT $10,000
For Spartan PA Muni
Money Market $25,000
TO ADD TO AN ACCOUNT      $1,000
Through regular investment plans $500
MINIMUM BALANCE           $5,000
For Spartan PA Muni
Money Market $10,000
There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM or a qualified state tuition program. In addition, each fund may waive or lower purchase minimums in other circumstances.
KEY INFORMATION

PHONE             TO OPEN AN ACCOUNT
1-800-544-7777    (bullet)
                  Exchange from another
                  Fidelity fund.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Exchange from another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money
                  Line(registered trademark) to transfer from your bank account.

INTERNET          TO OPEN AN ACCOUNT
WWW.FIDELITY.COM  (bullet)
                  Complete and sign the
                  application. Make your
                  check payable to the
                  complete name of the
                  fund. Mail to the address
                  under "Mail" below.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Exchange from another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money Line
                  to transfer from your
                  bank account.

MAIL              TO OPEN AN
FIDELITY          ACCOUNT
INVESTMENTS       (bullet)
P.O. BOX 770001   Complete and sign the
CINCINNATI, OH    application. Make your
45277-0002        check payable to the
                  complete name of the
                  fund. Mail to the
                  address at left.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Make your check
                  payable to the complete
                  name of the fund.
                  Indicate your fund
                  account number on your
                  check and mail to the
                  address at left.
                  (bullet)
                  Exchange from another
                  Fidelity fund. Send a
                  letter of instruction to
                  the address at left,
                  including your name, the
                  funds' names, the fund
                  account numbers, and
                  the dollar amount or
                  number of shares to be
                  exchanged.

IN PERSON         TO OPEN AN
                  ACCOUNT
                  (bullet)
                  Bring your application
                  and check to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Bring your check to a
                  Fidelity Investor Center.
                  Call 1-800-544-9797
                  for the center nearest
                  you.

WIRE              TO OPEN AN
                  ACCOUNT
                  (bullet)
                  Call 1-800-544-7777 to
                  set up your account and
                  to arrange a wire
                  transaction.
                  (bullet)
                  Wire within 24 hours to:
                  Bankers Trust Company,
                  Bank Routing #
                  021001033, Account #
                  00163053.
                  (bullet)
                  Specify the complete
                  name of the fund and
                  include your new fund
                  account number and
                  your name.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Wire to: Bankers Trust
                  Company, Bank Routing
                  # 021001033, Account
                  # 00163053.
                  (bullet)
                  Specify the complete
                  name of the fund and
                  include your fund
                  account number and
                  your name.

AUTOMATICAL       TO OPEN AN ACCOUNT
LY                (bullet)
                  Not available.
                  TO ADD TO AN
                  ACCOUNT
                  (bullet)
                  Use Fidelity Automatic
                  Account Builder(registered trademark) or
                  Direct Deposit.
                  (bullet)
                  Use Fidelity Automatic
                  Exchange Service to
                  exchange from a Fidelity
                  money market fund.

SELLING SHARES
The price to sell one share of Spartan Pennsylvania Municipal Money Market is the fund's NAV. The price to sell one share of Spartan Pennsylvania Municipal Income is the fund's NAV, minus the short-term trading fee, if applicable.
Spartan Pennsylvania Municipal Income will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 180 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.
Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your Spartan Pennsylvania Municipal Money Market Fund shares, leave at least $10,000 worth of shares in the account to keep it open, except accounts not subject to account minimums. If you are selling some but not all of your Spartan Pennsylvania Municipal Income Fund shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.
(small solid bullet) If you sell shares of Spartan Pennsylvania Municipal Money Market by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE             (bullet)
1-800-544-7777    Call the phone number at
                  left to initiate a wire
                  transaction or to request
                  a check for your
                  redemption.
                  (bullet)
                  Use Fidelity Money Line
                  to transfer to your bank
                  account.
                  (bullet)
                  Exchange to another
                  Fidelity fund. Call the
                  phone number at left.

INTERNET          (bullet)
WWW.FIDELITY.COM  Exchange to another
                  Fidelity fund.
                  (bullet)
                  Use Fidelity Money Line
                  to transfer to your bank
                  account.

MAIL              INDIVIDUAL, JOINT
FIDELITY          TENANT,
INVESTMENTS       SOLE PROPRIETORSHIP,
P.O. BOX 660602   UGMA, UTMA
DALLAS, TX        (bullet)
75266-0602        Send a letter of
                  instruction to the
                  address at left, including
                  your name, the fund's
                  name, your fund account
                  number, and the dollar
                  amount or number of
                  shares to be sold. The
                  letter of instruction must
                  be signed by all persons
                  required to sign for
                  transactions, exactly as
                  their names appear on
                  the account.
                  TRUST
                  (bullet)
                  Send a letter of
                  instruction to the
                  address at left, including
                  the trust's name, the
                  fund's name, the trust's
                  fund account number,
                  and the dollar amount or
                  number of shares to be
                  sold. The trustee must
                  sign the letter of
                  instruction indicating
                  capacity as trustee. If the
                  trustee's name is not in
                  the account registration,
                  provide a copy of the trust
                  document certified within
                  the last 60 days.
                  BUSINESS OR
                  ORGANIZATION
                  (bullet)
                  Send a letter of
                  instruction to the
                  address at left, including
                  the firm's name, the
                  fund's name, the firm's
                  fund account number,
                  and the dollar amount or
                  number of shares to be
                  sold. At least one person
                  authorized by corporate
                  resolution to act on the
                  account must sign the
                  letter of instruction.
                  (bullet)
                  Include a corporate
                  resolution with corporate
                  seal or a signature
                  guarantee.
                  EXECUTOR,
                  ADMINISTRATOR,
                  CONSERVATOR,
                  GUARDIAN
                  (bullet)
                  Call 1-800-544-6666
                  for instructions.

IN PERSON         INDIVIDUAL, JOINT
                  TENANT,
                  SOLE PROPRIETORSHIP,
                  UGMA, UTMA
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  The letter of instruction
                  must be signed by all
                  persons required to sign
                  for transactions, exactly
                  as their names appear
                  on the account.
                  TRUST
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  The trustee must sign the
                  letter of instruction
                  indicating capacity as
                  trustee. If the trustee's
                  name is not in the
                  account registration,
                  provide a copy of the trust
                  document certified within
                  the last 60 days.
                  BUSINESS OR
                  ORGANIZATION
                  (bullet)
                  Bring a letter of
                  instruction to a Fidelity
                  Investor Center. Call
                  1-800-544-9797 for
                  the center nearest you.
                  At least one person
                  authorized by corporate
                  resolution to act on the
                  account must sign the
                  letter of instruction.
                  (bullet)
                  Include a corporate
                  resolution with corporate
                  seal or a signature
                  guarantee.
                  EXECUTOR,
                  ADMINISTRATOR,
                  CONSERVATOR,
                  GUARDIAN
                  (bullet)
                  Visit a Fidelity Investor
                  Center for instructions.
                  Call 1-800-544-9797
                  for the center nearest
                  you.

AUTOMATICAL       (bullet)
LY                Use Personal Withdrawal
                  Service to set up periodic
                  redemptions from your
                  bond fund account.

CHECK             (bullet)
                  Write a check to sell
                  shares from your
                  account.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) You may pay a $5.00 fee for each exchange out of Spartan Pennsylvania Municipal Money Market, unless you place your transaction through Fidelity's automated exchange services.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The funds may terminate or modify the exchange privilege in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details. ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the funds.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.
FIDELITY
AUTOMATIC
ACCOUNT
BUILDER
TO MOVE MONEY
FROM YOUR BANK
ACCOUNT TO A
FIDELITY FUND

MINIMUM                   FREQUENCY         PROCEDURES
$500                      Monthly or        (bullet) To set up
                          quarterly         for a new account,
                                            complete the
                                            appropriate section on
                                            the fund application.
                                            (bullet) To set up
                                            for existing accounts,
                                            call 1-800-544-6666
                                            or visit Fidelity's Web
                                            site for an application.
                                            (bullet) To make
                                            changes, call
                                            1-800-544-6666 at
                                            least three business
                                            days prior to your
                                            next scheduled
                                            investment date.

DIRECT DEPOSIT
TO SEND ALL OR A
PORTION OF YOUR
PAYCHECK OR
GOVERNMENT CHECK
TO A FIDELITY FUNDA

MINIMUM                   FREQUENCY         PROCEDURES
$500                      Every pay period  (bullet) To set up
                                            for a new account,
                                            check the appropriate
                                            box on the fund
                                            application.
                                            (bullet) To set up
                                            for an existing
                                            account, call
                                            1-800-544-6666 or
                                            visit Fidelity's Web site
                                            for an authorization
                                            form.
                                            (bullet) To make
                                            changes you will need
                                            a new authorization
                                            form. Call
                                            1-800-544-6666 or
                                            visit Fidelity's Web
                                            site to obtain one.

A BECAUSE BOND FUND
SHARE PRICES FLUCTUATE,
THAT FUND MAY NOT BE
AN APPROPRIATE CHOICE
FOR DIRECT DEPOSIT OF
YOUR ENTIRE CHECK.

FIDELITY
AUTOMATIC
EXCHANGE
SERVICE
TO MOVE MONEY
FROM A FIDELITY
MONEY MARKET
FUND TO ANOTHER
FIDELITY FUND

MINIMUM                   FREQUENCY         PROCEDURES
$500                      Monthly,          (bullet) To set up,
                          bimonthly,        call 1-800-544-6666
                          quarterly, or     after both accounts
                          annually          are opened.
                                            (bullet) To make
                                            changes, call
                                            1-800-544-6666 at
                                            least three business
                                            days prior to your
                                            next scheduled
                                            exchange date.

PERSONAL
WITHDRAWAL
SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM
YOUR BOND FUND
ACCOUNT TO YOU OR
TO YOUR BANK
ACCOUNT.


FREQUENCY                                   PROCEDURES
Monthly                                     (bullet) To set
                                            up, call
                                            1-800-544-6666.
                                            (bullet) To
                                            make changes, call
                                            Fidelity at
                                            1-800-544-6666 at
                                            least three business
                                            days prior to your
                                            next scheduled
                                            withdrawal date.



OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.
WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM. (bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.
(bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
(bullet) There may be a $5.00 fee for each wire purchase for Spartan Pennsylvania Municipal Money Market.
(bullet) There may be a $5.00 fee for each wire redemption for Spartan Pennsylvania Municipal Money Market.
FIDELITY MONEY LINE
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
(bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.
(bullet) Most transfers are complete within three business days of your call.
(bullet) Maximum purchase: $100,000
FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. (bullet) For account balances and holdings;
(bullet) To review recent account history;
(bullet) For mutual fund and brokerage trading; and (bullet) For access to research and analysis tools.
FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
(bullet) For account balances and holdings;
(bullet) To review recent account history;
(bullet) To obtain quotes;
(bullet) For mutual fund and brokerage trading; and (bullet) To access third-party research on companies, stocks, mutual funds and the market.
TOUCHTONE XPRESS
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
CALL 1-800-544-5555.
(bullet) For account balances and holdings;
(bullet) For mutual fund and brokerage trading;
(bullet) To obtain quotes;
(bullet) To review orders and mutual fund activity; and (bullet) To change your personal identification number (PIN). CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.
(bullet) To set up, complete the appropriate section on the application.
(bullet) All account owners must sign a signature card to receive a checkbook.
(bullet) You may write an unlimited number of checks.
(bullet) Minimum check amount: $500.
(bullet) Do not try to close out your account by check.
(bullet) To obtain more checks, call Fidelity at 1-800-544-6666.
POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $10,000 for Spartan Pennsylvania Municipal Money Market or $5,000 for Spartan Pennsylvania Municipal Income(except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed and, for Spartan Pennsylvania Municipal Money Market, the $5.00 account closeout fee will be charged.
The FEES FOR INDIVIDUAL TRANSACTIONS for Spartan Pennsylvania Municipal Money Market are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting fee will be deducted from your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire transaction fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires.
Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.
The bond fund normally declares dividends daily and pays them monthly. The bond fund normally pays capital gains distributions in February and December.
Distributions you receive from the money market fund consist primarily of dividends. The money market fund normally declares dividends daily and pays them monthly.
EARNING DIVIDENDS
Shares begin to earn dividends on the first business day following the day of purchase.
Shares earn dividends until, but not including, the next business day following the day of redemption.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. (bond fund only) Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
TAX CONSEQUENCES
As with any investment, your investment in a fund could have tax consequences for you.
TAXES ON DISTRIBUTIONS. Each fund seeks to earn income and pay dividends exempt from federal income tax and Pennsylvania personal income tax.
A portion of each fund's income, and the dividends you receive, may be subject to federal and state income taxes. Each fund's income may be subject to the federal alternative minimum tax. Each fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.
If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. TAXES ON TRANSACTIONS. Your bond fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.
FUND SERVICES


FUND MANAGEMENT
Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.
FMR is each fund's manager.
As of __, FMR had approximately $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for the money market fund. As of __, FIMM had approximately $____ in discretionary assets under management. FIMM is primarily responsible for choosing investments for the money market fund.
Beginning January 1, 1999, FIMM will serve as sub-adviser and be primarily responsible for choosing investments for Spartan Pennsylvania Municipal Income. FIMM is an affiliate of FMR. As of __, FIMM had $____ in discretionary assets under management.
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
Christine Thompson is Vice President and manager of Spartan Pennsylvania Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of Spartan Pennsylvania Municipal Money Market with limited exceptions.
Spartan Pennsylvania Municipal Money Market's annual management fee rate is 0.50% of its average net assets.
For Spartan Pennsylvania Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For December, 1998, the group fee rate was __% for Spartan Pennsylvania Municipal Income. The individual fund fee rate is 0.25%. The total management fee for the fiscal year ended December 31, 1998 was __% of the fund's average net assets for Spartan Pennsylvania Municipal Income.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements , which, in the case of certain funds, may be terminated by FMR at any time , can decrease a fund's expenses and boost its performance.
[As of _____, approximately __% and __% of Spartan Pennsylvania Municipal Money Market's and Spartan Pennsylvania Municipal Income's total outstanding shares, respectively, were held by FMR.]
FUND DISTRIBUTION
FDC distributes each fund's shares.
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by ________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of the Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]
You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.
For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.
The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room. INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS, 811-2720 AND 811-6454

Spartan, Fidelity Investments & (Pyramid)Design, Fidelity, Fidelity Investments, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, Fidelity Web Xpress and Directed Dividends are registered trademarks of FMR Corp.
Portfolio Advisory Services is a service mark of FMR Corp.
________. PFR-pro-0299
SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL MONEY MARKET FUND A FUND OF FIDELITY MUNICIPAL TRUST II
AND
SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY    19    , 1998
This Statement of Additional Information (SAI) is not a prospectus.
   Portions of the funds' Annual Report are incorporated herein. The Annual Report is supplied with this SAI.
To obtain a free additional copy of the Prospectus,    dated February
19, 1998    , or an Annual Report, please call Fidelity(registered
trademark) at 1-800-544-   8544 or visit Fidelity's Web site at
www.fidelity.com    .
TABLE OF CONTENTS                      PAGE

INVESTMENT POLICIES AND                25
LIMITATIONS

SPECIAL CONSIDERATIONS REGARDING       30
PENNSYLVANIA

SPECIAL CONSIDERATIONS REGARDING       32
PUERTO RICO

PORTFOLIO TRANSACTIONS                 33

VALUATION                              36

PERFORMANCE                            36

ADDITIONAL PURCHASE, EXCHANGE          42
AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES                42

TRUSTEES AND OFFICERS                  43

   CONTROL OF INVESTMENT ADVISER    S  43

MANAGEMENT CONTRACTS                   30

   DISTRIBUTION SERVICES               48

   TRANSFER AND SERVICE AGENT          48
   AGREEMENTS

DESCRIPTION OF THE TRUSTS              49

FINANCIAL STATEMENTS                   50

APPENDIX                               50

(fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109
PFR-ptb-029   9
______________.
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting
securities" (as defined in the Investment Company Act of 1940    (the
1940 Act)    ) of the fund. However, except for the fundamental
investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET
FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2)     issue senior securities,    except in connection with the
insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as
otherwise     permitted under the Investment Company Act of 1940;
   (3) sell securities short (except by selling futures contracts), unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold;
   (4) purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make initial and variation margin payments in connection with the purchase or sale of futures contracts or of options on futures contracts;
   (5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (6) underwrite securities issued by others, except to the extent that the purchase of municipal bonds in accordance with the fund's investment objective, policies, and limitations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting;
   (7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
   (8    ) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (9) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(   10    ) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements); or
(   11    ) invest in oil, gas or other mineral exploration or
development programs.
(   12    ) The fund may, notwithstanding any other fundamental
investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation    (5)    ). The fund will not borrow from other funds
advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations    (1), (7), and (i)    , FMR identifies
the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
INVESTMENT LIMITATIONS OF SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND
       THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities,    except in connection with the
insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as
otherwise     permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
on page    6    .
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       ASSET-BACKED SECURITIES    represent interests in pools of
purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
       BORROWING.    Each fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
       DOLLAR-WEIGHTED AVERAGE MATURITY    is derived by multiplying
the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and
options:        Combined Positions, Correlation of Price Changes,
Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The bond        has
filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the bond fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. The above limitations on the bond fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option
is outstanding, regardless of price    changes.     When writing an
option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID    SECURITIES cannot     be sold or disposed of in the
ordinary course of business at approximately the prices at which they
are valued.    Difficulty in selling securities may result in a loss
or may be costly to a fund.     Under the supervision of the Board of
Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid
   securities.     In determining the liquidity of a fund's
investments, FMR may consider various factors, including (1) the
frequency    and volume     of trades and quotations, (2) the number
of dealers and prospective purchasers in the marketplace, (3) dealer
undertakings to make a market    and (4)     the nature of the
security    and the market in which it trades     (including any
demand, put or tender features,    the mechanics and other
requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates; however, municipal funds currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from movements in prevailing short-term
interest rate levels    -     rising when prevailing short-term
interest rates fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold.
    Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
   MONEY MARKET INSURANCE. The money market fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.
MONEY MARKET SECURITIES are high-quality, short-term obligations.
Money market securities may be structured    to be    , or may employ
a trust or other    form     so that they are, eligible investments
for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features
can be used to enhance price stability. If    a     structure    fails
to function     as intended, adverse tax or investment consequences
may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues
presented by    certain     structured securities. Future tax or other
regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
   MUNICIPAL INSURANCE. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or
(ii) another party after the bond has been issued (secondary market insurance).
   Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.
   Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.
   Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.
   FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.
   PRINCIPAL MUNICIPAL BOND INSURERS. The various insurance companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.
   Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.
   Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance
limitations.    If a municipality stops making payments or transfers
its obligations to a private entity, the obligation could lose value or become taxable.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced
before Congress from time to time.    Proposals also may be introduced
before the Pennsylvania legislature that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies.
    Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money market
fund to maintain a stable net asset value per    share (NAV)    .
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
PUT FEATURES entitle the holder to sell a security back to the issuer
or a third party at any time or at specified intervals.    In exchange
for this benefit, a fund may accept a lower interest rate. Securities
with put features     are subject to the risk that the put provider is
unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
REFUNDING CONTRACTS. Securities may be purchased on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a purchaser to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A purchaser generally will not be obligated to pay the full purchase price if the issuer fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment
of liquidated damages to the    issuer    . A purchaser may secure its
obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract.
REPURCHASE AGREEMENTS    involve an agreement to purchase     a
security    and     to sell that security back to the original seller
at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to
the sale price plus the accrued incremental amount.    The value of
the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or
becomes insolvent.     The funds will engage in repurchase agreement
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
   RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Restricted securities g    enerally can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered
public offering. Where registration is required,    the holder of a
registered security     may be obligated to pay all or part of the
registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop,
the holder     might obtain a less favorable price than prevailed when
it decided to seek registration of the    security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that
security at an agreed-upon price and time. The    funds     will enter
into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may
increase fluctuations in the market value of fund assets    and a
fund's yield     and may be viewed as a form of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    Issuers may employ various
forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the credit or liquidity enhancement provider in determining whether to purchase a security
supported by such enhancement.     In evaluating the credit of a
foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that
might affect its ability to honor its commitment.    Changes in the
credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not generally marketable; and the possibility that the maturities of the underlying securities may be different from those of the commitments.
             TEMPORARY DEFENSIVE POLICIES.    The fund reserves the
right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
     TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, municipal bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
     VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
In many instances bonds and participation interests have tender options or demand features that permit the holder to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. Variable rate instruments structured in this fashion are considered to be essentially equivalent to other variable rate securities. The IRS has not ruled whether the interest on these instruments is tax-exempt. Fixed-rate bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.
       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.
SPECIAL CONSIDERATIONS REGARDING PENNSYLVANIA
The following highlights only some of the more significant financial trends and problems affecting Pennsylvania, and is based on information drawn from official statements and prospectuses relating to securities offerings of the Commonwealth of Pennsylvania, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
OVERVIEW. Because the funds concentrate their investments in Pennsylvania, there are risks associated with the funds that would not exist if the funds' investments were more widely diversified. These risks include the possible enactment of new legislation in Pennsylvania that could affect obligations of the state or its political subdivisions, municipalities or agencies, economic factors that could affect such obligations, and varying levels of supply and demand for obligations of the Commonwealth and its political subdivisions, municipalities, and agencies.
CONSTITUTIONAL AND STATUTORY REVENUE LIMITATIONS. The Constitution of Pennsylvania requires that all taxes shall be uniform, upon the same class of subjects, within the territorial limits of the authority levying the tax, and shall be levied and collected under the general laws of the Commonwealth of Pennsylvania.
The Constitution of Pennsylvania provides that the General Assembly may exempt from taxation certain persons and property. For instance, the General Assembly may establish exemption or special tax treatment for classes based on age, disability, infirmity, or poverty.
Local taxes (other than Philadelphia) are generally authorized under the Local Tax Enabling Act. This statute generally authorizes, and imposes limits on, the ability of political subdivisions to impose taxes. Pennsylvania's political subdivisions consist of counties, municipalities, and school districts. The Local Tax Enabling Act does not apply to counties whose taxing authority is limited for the most part to real estate and personal property taxes, although the validity of the personal property tax is currently being litigated. Most Philadelphia taxes (other than real estate and personal property taxes) are imposed pursuant to the general authority of the Sterling Act and the Little Sterling Act, applicable to the City and School District, respectively. Each of these statutes grants broad taxing powers, but generally prohibits taxing what the Commonwealth taxes. The Philadelphia business privilege tax is imposed under the authority of the First Class City Tax Reform Act.
The Pennsylvania Intergovernmental Cooperation Authority Act for cities of the first class authorizes Philadelphia to enact a combination of a sales tax, a realty transfer tax or a wage and net profits tax for the benefit of the Pennsylvania Intergovernmental Cooperation Authority ("PICA"). The PICA tax on wages and net profits reduces the amount of wage and net profits taxes imposed under the Sterling Act (prior to the imposition of the PICA tax), so that the combined rate of tax remains the same. Other local taxes are specially enacted or authorized for certain classes of localities, including Philadelphia and Pittsburgh.
The Pennsylvania General Assembly has in the past, and may again in the future, considered legislation which would give local governments the option of reducing property taxes and simplifying their local tax system by collecting an earned income tax.
PENNSYLVANIA TAXES. Although Pennsylvania state taxes had, in general, been lowered during the 1980s, the fiscal 1992 budget for the Commonwealth included in excess of $2.7 billion of tax increases, consisting largely of tax-rate increases and expansion of the existing tax base.
It is estimated that tax changes enacted with the fiscal 1996 budget reduced Pennsylvania revenues by $283.4 million. The most significant tax changes were (i) a reduction of the corporate net income tax rate to 9.99%; (ii) double weighting the sales factor of the corporate net income tax apportionment formula; (iii) increasing the maximum annual allowance for a net operating loss deduction from $500,000 to $1,000,000; (iv) increasing the exemption amount for the capital stock/franchise tax; (v) a repeal of the tax on annuities; and (vi) a repeal of inheritance tax on transfers of certain property to surviving spouses. In addition, a 90-day tax amnesty program was authorized and implemented from mid-October 1995 through mid-January 1996, producing approximately $67 million in net tax receipts.
The enacted fiscal 1997 budget included a provision for a $15 million tax credit program for businesses creating new jobs.
Tax reductions enacted for the 1998 fiscal year budget totaled an estimated $170.6 million, including $16.2 million that is reflected in higher projected tax refunds. In addition, $75 million of existing sales tax revenue has been earmarked for mass transit funding and one cent of the cigarette tax ($10.8 million) has been earmarked for a children's health program and are no longer included in the General Fund. Major changes to taxes enacted for fiscal 1998 include: (i) the repeal of the sales and use tax on computer services; (ii) an increase in the amount of income that is exempt from the personal income tax for low-income families; (iii) enactment of a research and development tax credit program for business; (iv) conforming state tax laws to federal laws for subchapter S corporations and limited liability companies; and various other miscellaneous changes.
The reserve for tax refunds for fiscal 1998 has been increased by 21.3% to $655.0 million. A portion of the additional reserves reflect tax refund liabilities that are expected to result in cash payments in a subsequent fiscal year.
GENERAL ECONOMIC CONDITIONS IN PENNSYLVANIA. Historically, the key industries in Pennsylvania were in the areas of manufacturing and mining, with steel and coal industries of national importance. These industries have made Pennsylvania vulnerable not only to cyclical economic fluctuations, but also to pronounced long-term changes in the nation's economic structure. In recent years, the state has experienced growth in the services sector, including trade, medical and health services, education, and financial institutions. Manufacturing has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. This growth in the services and trade sector has helped diversify Pennsylvania's economy and reduce the state's unemployment rate.
For the five year period from fiscal 1992 through fiscal 1996, general fund revenues and other sources (determined on a "GAAP" basis) increased by an average annual rate of 4.6%. Intergovernmental revenues increased by an average annual rate of 13.2% due, in part, to an accounting change. Tax revenues during this period increased an average of 2.5% as modest economic growth, low inflation rates and several tax rate reductions and other tax reduction measures constrained growth of tax revenues. The tax reduction measure followed a $2.7 billion tax increase adopted for the 1992 fiscal year.
The fiscal 1996 unappropriated surplus (prior to transfer to the Tax Stabilization Reserve Fund) was $183.8 million, $65.5 million above estimate. Expenditures from Commonwealth revenues, including $113 million of supplemental appropriations (but excluding pooled financing expenditures) totalled $16,074.7 million. Expenditures exceeded available revenues and lapses by $253.2 million. The difference was funded from a planned partial drawdown of the $437 million fiscal year adjusted beginning unappropriated surplus.
Commonwealth revenues (prior to tax refunds) for fiscal 1996 increased by $113.9 million over the prior year to $16,338.5 million (representing a growth rate of 0.7 percent). Tax rate reductions and other tax law changes substantially reduced the amount and rate of revenue growth for the fiscal year.
For GAAP purposes, the fiscal 1996 fund balance was drawn down $53.1 million to $635.2 million. A planned draw down of the budgetary unappropriated surplus during the fiscal year contributed to expenditures and other uses exceeding revenues and other sources by $28.0 million. As a result, the unreserved fund balance declined by $61.1 million, reducing the balance to $381.8 million at the end of fiscal 1996. Total revenues and other sources increased by 8.7% for the fiscal year, led by a 24.2% increase in intergovernmental revenues (due mainly to an accounting change). Expenditures and other uses increased by 8.6% for fiscal 1996.
The unappropriated balance of commonwealth revenues increased during the 1997 fiscal year by $432.9 million due to higher than estimated revenues and slightly lower expenditures. The unappropriated balance rose from $158.5 million (as adjusted) at the beginning of the year to $591.4 million (prior to transfers) at the close of the year. Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $17,320.6 million, $576.1 (3.4%) above the estimate made at the time the budget was enacted. Revenue from taxes was the largest contributor to higher than estimated receipts. Tax revenue in fiscal 1997 grew 6.1% over tax revenues in fiscal 1996. This rate of increase was not adjusted for legislated tax reductions that affected receipts during both of those fiscal years and therefore understates the actual underlying rate of growth of tax revenue during fiscal 1997. Non-tax revenues were $19.8 million (5.8%) over estimate mostly due to higher than anticipated interest earnings.
Expenditures from commonwealth revenues (excluding pooled financing expenditures) during fiscal 1997 totaled $16,347.7 million. Total expenditures represent an increase over fiscal 1996 expenditures of 1.7%. Lapses of appropriation authority during the fiscal year totaled $200.6 million compared to an estimate of $100 million. The higher amount of appropriation lapses was used to support an additional $79.8 million in fiscal 1997 supplemental appropriations over the February 1997 estimate. Supplemental appropriations for fiscal 1997 totaled $169.3 million.
The budget for fiscal 1998 was enacted in May 1997. Commonwealth revenues for the fiscal year at that time were estimated to be $17,435.4 million before reserves for tax refunds. That estimate represented an increase over estimated fiscal 1997 commonwealth revenues of 1.0%. Although fiscal 1997 revenues exceeded the estimate, the adopted fiscal 1998 budget revenue estimate remains unchanged and represents a 0.7% increase over actual fiscal 1997 revenues. Fiscal 1998 estimates for commonwealth revenues are based on an economic forecast for national economic growth to slow through the remainder of calendar year 1997. A growth rate of just above 1.0% is anticipated to be maintained for the last two quarters of the fiscal year and result in a 1.2% growth rate in real gross domestic product for the second calendar quarter of 1998 over the second quarter of 1997. This anticipated rate of economic growth is a result of anticipated slowing of gains in consumer spending, business investment and residential housing. Inflation is projected to remain modest and the unemployment rate is expected to reach 6.0% by the second calendar quarter of 1998. The rate of anticipated growth of commonwealth revenues is also affected by the enactment of tax reductions and tax revenue dedications effective for the 1998 fiscal year. Excluding these newly enacted changes, revenues are projected to increase by 2.4% during fiscal 1998.
Appropriations enacted for fiscal 1998 are 3.7% ($618 million) above appropriations enacted for fiscal 1997 (including supplemental appropriations). Major funding increases provided by the fiscal 1998 budget include appropriations for (i) elementary and secondary education (plus a reduction in the amount of employer retirement contributions payable by local school districts due to a reduction in the contribution rate); (ii) higher education institutions (plus amounts for student scholarships); (iii) higher caseload, utilization, and cost of nursing home care; (iv) economic development assistance through programs providing incentive grants and loans; and (v) funds for corrections, including operating costs for new and expanded facilities.
Based on current expectations and the adopted budget for fiscal 1998 and excluding any estimate for appropriation lapses during the fiscal year, the unappropriated surplus is projected to decline from $402.7 million at the beginning of the fiscal year to $16.7 million at fiscal year-end (prior to transfers to the Tax Stabilization Reserve Fund). However, the state has a budget surplus for the current year which, based on published reports, is expected to reach $331 million by the end of the fiscal year.
On February 3, 1998, Governor Ridge delivered his budget address for fiscal 1999. The proposed budget of $17.8 billion would increase spending by 3%. The proposed budget includes several tax reductions, including a $54 million personal income tax cut that would eliminate the tax on families making less than $25,000 per year. Also included are business tax cuts, including an extension of the corporate net income tax net operating loss carryover from three to 10 years (estimated to cost $17.8 million per year) and a reduction in the capital stock/franchise tax rate from 12.75 mills to 12.25 mills (estimated to cost $46.2 million per year).
The following table shows the average annual unemployment rate for Pennsylvania and the nation for the periods indicated. This information is drawn from official statements and prospectuses relating to securities offerings of the state of Pennsylvania, its agencies, and instrumentalities. No independent verification of the information contained in such official statements and other publicly available documents has been made.
PERIOD  PENNSYLVANIA  UNITED STATES

1988  5.1%  5.5%

1989  4.5%  5.3%

1990  5.4%  5.6%

1991  6.9%  6.8%

1992  7.5%  7.5%

1993  7.1%  6.9%

1994  6.2%  6.1%

1995  5.9%  5.6%

1996  5.3%  5.4%

As of September, 1997, the seasonally adjusted unemployment rate for the Commonwealth was 5.3%, compared to 4.9% for the United States. Certain Pennsylvania municipalities and political subdivisions have also experienced economic downturns. For example, the financial condition of the City of Philadelphia had impaired its ability to borrow and resulted in its obligations being downgraded by the major rating services to below investment grade. (However, these obligations have since been upgraded to Baa/BBB by Moody's and S&P, respectively). Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority (PICA) to assist Philadelphia in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time Philadelphia is operating under a five-year fiscal plan approved by PICA on May 20, 1997.
PICA has issued $1.76 billion of its Special Tax Revenue Bonds. This financial assistance has included the refunding of certain city general obligation bonds, funding of capital projects and the liquidation of the cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million. The audited General Fund balance as of June 30, 1996 shows a surplus of approximately $118.5 million.
No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,102.4 million in special revenue bonds outstanding as of June 30, 1997.
There is various litigation pending against the Commonwealth, its officers, and employees. In 1978, the Pennsylvania General assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending, some of which, if decided adversely to the Commonwealth, could have a material adverse impact on governmental operations.
All of the foregoing factors could affect the outstanding obligations of the Commonwealth and its municipalities and political subdivisions, including obligations held by the funds. Further, there can be no assurance that the same factors that adversely affect the economy of the Commonwealth generally will not also adversely affect the market value or marketability of obligations issued by local units of government or local authorities in the Commonwealth, or the ability of the obligators to pay the principal of or interest on such obligations. In December, 1997, Pennsylvania General Obligation Bonds were rated A3 by Moody's, AA by Fitch and AA-by S&P.
SPECIAL CONSIDERATIONS REGARDING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the
   "Commonwealth" or "Puerto Rico")    , and is based on information
drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available
documents, but is not aware of any fact    that     would render such
information materially inaccurate.
The economy of Puerto Rico is    fully integrated with     that of the
United States. In fiscal    1997    , trade with the United States
accounted for approximately    88%     of Puerto Rico's exports and
approximately    62%     of its imports. In this regard, in fiscal
   1997     Puerto Rico experienced a    $2.7     billion positive
adjusted merchandise trade balance.
Since fiscal 1985, personal income, both aggregate and per capita, has
increased consistently each fiscal year. In fiscal    1997,
aggregate personal income was    $32.1     billion    ($30.0 billion
in 1992 prices)     and personal per capita income was $   8,509
($7,957 in 1992 prices)    . Gross product in fisca   l 1993     was
$   25.1     billion (   $24.5 billion in 1992 prices    ) and gross
product in fiscal    1997     was    $32.1 billion ($27.7 billion in
1992 prices    ). This represents an increase in gross product of
   27.7%     from fiscal    1993 to 1997 (13.0% in 1992 prices).
Puerto Rico's    economic expansion, which has lasted over ten years,
    continued        throughout the five-year period from fiscal
   1993     through fiscal    1997    . Almost every sector of the
economy participated, and record levels of employment were achieved. Factors behind the continued expansion included
   G    overnment-sponsored economic development programs, periodic
declines in the exchange value of the U.S. dollar,    increases in
the level of federal transfers, and the relatively low cost of borrowing funds during the period.
   Average employment increased from 999,000 in fiscal 1993 to 1,128,300 in fiscal 1997. Unemployment, although at relatively low historical levels, remains above the U.S. average. Average unemployment decreased from 16.8% in fiscal 1993 to 13.1% in fiscal 1997.
Manufacturing is the largest sector in the economy accounting for
   $19.8 billion or 41.2%     of gross domestic product in fiscal
   1997    .    The manufacturing sector employed 153,273 workers as
of March 1997. Manufacturing in Puerto Rico is now more diversified than during earlier phases of industrial development. In the last two decades industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift is best exemplified by heavy investment in pharmaceuticals, scientific instruments, computers, microprocessors, and electrical products over the last
decade.     The service sector, which includes    wholesale and retail
trade     and finance, insurance, real estate, hotels and related
services, and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1997, the service sector generated
   $18.4     billion in gross domestic product or 38.2% of the total.
Employment in this sector grew from    467,000     in fiscal    1993
t    o    551,000     in fiscal    1997    , a cumulative increase
of    17.8%.     This increase was greater than the    12.9%
cumulative growth in employment over the same period providing 48% of
total employment. The    G    overnment sector of the Commonwealth
plays an important role in the economy of the island. In fiscal year 1997, the Government accounted for $5.2 billion of Puerto Rico's gross
domestic product and provided    10.9%     of the total employment.
The construction industry has experienced real growth since fiscal
1987. In fiscal 1997, investment in construction rose to    $4.7
    billion, an increase of    14.7%     as compared to    $4.1
billion for fiscal    1996    . Tourism also contributes significantly
to the island economy, accounting for    $2.0     billion of gross
domestic product in fiscal    1997.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the
   G    overnment from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages
private sector investment by reducing    G    overnment-imposed
regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal
and corporate tax rates, and simplify the tax system.    Another
initiative is the improvement and expansion of Puerto Rico's infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on
the island from    8,415 in fiscal 1992 to 10,877 at the end of fiscal
1997 and to a projected 11,972 by the end of fiscal 1998.
The New Economic Model also seeks to reduce the size of the
G    overnment's direct contribution to gross domestic product. As
part of this goal, the    G    overnment has transferred certain
   G    overnmental operations and sold a number of its assets to
private parties. Among these are: (i)    the Government sold     the
assets of the Puerto Rico Maritime Authority; (ii)    the Government
executed     a five-year management agreement for the operation and
management of the Aqueducts and Sewer Authority by a private company;
(iii)    the Aqueducts and Sewer Authority executed     a construction
and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos
Bocas reservoir in Utuado; (iv)    the Electric Power Authority
executed     power purchase contracts with private power producers
under which two cogeneration plants (with a total capacity of 800
megawatts) will be constructed;    (v) the Corrections Administration
entered into operating agreements with two private companies for the operation of three new correctional facilities; (vi) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vii) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (viii) the Government sold two hotel properties and is currently negotiating the sale of a complex consisting of two hotels and a convention center; and (ix) the Government has announced its intention to sell the Puerto Rico Telephone Company and is currently involved in the sale process.
   One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the Government provides free health services to low income individuals through public health facilities owned and administered by the Government to one in which all medical services are provided by the private sector and the Government provides comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 61 municipalities out of a total of 78 on the island. It is expected that 11 municipalities will be added by the end of fiscal 1998 and 5 more by the end of fiscal 1999. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date coverage commences. As of December 31, 1997, over 1.1 million persons were participating in the program at an estimated annual cost to Puerto Rico for fiscal 1998 of approximately $672 million. In conjunction with this program, the operation of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health facilities to private entities. The Government sold six health facilities to private companies and is currently in negotiations with other private companies for the sale of thirteen health facilities to such companies.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax
incentives available,    particularly those under the Puerto Rico
Industrial Incentives Program and Sections 30A and 936 of the Internal Revenue Code 1986, as amended (the "Code").
   Since 1948, Puerto Rico has promulgated various industrial incentives laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").
    The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7%. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.
   Under the 1998 Tax Incentives Law, companies are able to repatriate or distribute their profits free of tollgate taxes. In addition, passive income derived from designated investments will continue to be fully exempt from income and municipal license taxes. Individual shareholders of an exempted business will be allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate.
For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the
"economic activity limitation",    also known as     the "wage credit
limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the U.S. Congress and signed into law by President Clinton on August 20, 1996 (the "1996
Amendments"), the tax credit,    as described below    , is now being
phased out over a ten-year period for existing claimants and is no
longer available for corporations that    established     operations
in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section
30A    c    redit and the remaining Section 936 credit are discussed
below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to
claim a credit (the "Section 30A    c    redit") against the federal
income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a U.S. corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A    c    redit is limited to the sum of (i) 60% of
qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the Code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A
c    redit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14,
1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996
Amendments, and as an alternative to the Section 30A    c    redit,
U.S. corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their U.S. corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year (i) 80% or more of its gross income from sources within Puerto Rico and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the Section 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years beginning in 2006.
   PROPOSAL TO EXTEND THE PHASEOUT OF SECTION 30A. During 1997, the Government of Puerto Rico proposed to Congress the enactment of a new permanent federal incentive program similar to that provided under
Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other wage-related expenses, such as fringe benefits, as well as depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998 budget submitted by President Clinton to Congress in February 1997 included a proposal to modify Section 30A to
(i) extend the availability of the Section 30A credit indefinitely;
(ii) make it available to companies establishing operations in Puerto Rico after October 13, 1995; and (iii) eliminate the income cap. Although this proposal, was not included in the final fiscal 1998 federal budget, President Clinton's fiscal 1999 budget submitted to Congress again included these modifications to Section 30A. While the Government of Puerto Rico plans to continue lobbying for this proposal, it is not possible at this time to predict whether the
Section 30A credit will be so modified.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996
   Amendments    . The Government of Puerto Rico does not believe
there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position. PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and
investment     accounts for which it or its affiliates act as
investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the
reasonableness of any commissions;    and, if applicable, arrangements
for payment of fund expenses.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Each fund     may execute portfolio transactions with
broker-dealers who provide research and execution services to the fund
or other    investment     accounts over which FMR or its affiliates
exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio
strategy, and performance of    investment     accounts; and effect
securities transactions and perform functions incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of    a fund     may be useful to FMR in rendering
investment management services to    that fund     or its other
clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be
useful to FMR in carrying out its obligations to    a fund    . The
receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,    a
fund     may    pay a broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In order to cause    a     fund to pay such higher
commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of
a particular transaction or FMR's overall responsibilities    to that
fund or its     other clients. In reaching this determination, FMR
will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or
other Fidelity funds and to use     the research services of brokerage
and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investment     accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
   The     Trustees    of each fund     periodically review FMR's
performance of its responsibilities in connection with the placement
of portfolio transactions on behalf of the    fund     and review the
commissions paid by    the     fund over representative periods of
time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended December 31,    1998 and 1997    , the
portfolio turnover rates were ___% and ___%, respectively, for Spartan
Pennsylvania Municipal Income.    [Variations in turnover rate may be
due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.]
   [The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year.] A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. [For the fiscal year[s] ended [month] [year] [[,/and] [month] [year] [[and [month] [year]]], [the funds/[Name(s) of Fund(s)]] paid no brokerage commissions.]
   [The following table shows the total amount of brokerage commissions paid by each fund.]
             FISCAL    TOTAL
             YEAR      AMOUNT PAID
             ENDED

SPARTAN PA   DECEMBER
MUNI MONEY
MARKET

1998                   $

1997

1996

SPARTAN PA   DECEMBER
MUNI INCOME

1998

1997

1996

    [Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended [year]. NFSC is paid on a commission basis].]
             FISCAL        TOTAL AMOUNT PAID TO NFSC
             YEAR
             ENDED

SPARTAN PA   DECEMBER
MUNI MONEY
MARKET

1998                       $

1997

1996

SPARTAN PA       DECEMBER
MUNI INCOME

1998

1997

1996

             FISCAL      % OF          % OF
             YEAR        AGGREGATE     AGGREGATE DOLLAR
             ENDED 1998  COMMISSIONS   AMOUNT OF
                         PAID TO NFSC  TRANSACTIONS
                                       EFFECTED THROUGH
                                       NFSC

SPARTAN PA                %             %
MUNI MONEY
MARKET

SPARTAN PA                %             %
MUNI INCOME

   [(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFSC is a result of the low commission rates charged by NFSC.]
   [NFSC has used a portion of the commissions paid by a fund to reduce Spartan Pennsylvania Municipal Income's or Spartan Pennsylvania Municipal Money Market's expenses].
   [The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1998.]
             FISCAL YEAR  $ AMOUNT OF           $ AMOUNT OF
             ENDED 1998   COMMISSIONS PAID TO    BROKERAGE
                          FIRMS                  TRANSACTIONS
                          THAT PROVIDED          INVOLVED*
                          RESEARCH SERVICES*

SPARTAN PA                 $                     $
MUNI MONEY
MARKET

SPARTAN PA                 $                     $
MUNI INCOME

    [*The provision of research services was not necessarily a factor in the placement of all this business with such firms.]
   [For the fiscal year ended December 31, 1998 [the funds/[Name(s) of Fund(s)]] paid no brokerage commissions to firms that provided research services.]
   The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the
same as those of other funds managed by FMR    or its affiliates,
investment decisions for each fund are made independently from those
of other funds managed by FMR or    investment     accounts managed by
FMR affiliates. It sometimes happens that the same security is held in
the portfolio of more than one of these funds or    investment
accounts. Simultaneous transactions are inevitable when several funds
and    investment     accounts are managed by the same investment
adviser, particularly when the same security is suitable for the
investment objective of more than one fund or    investment
account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
   Each fund's net asset value per share (NAV) is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
 TAX-FREE BOND FUND. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service. Futures contracts and options are valued on the basis of market quotations, if available.
The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more
accurately reflect the    fair value     of such securities.    For
example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.
 MONEY MARKET FUND. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their
respective    NAVs.
   At     such intervals as they deem appropriate, the Trustees
consider the extent to which NAV calculated by using market valuations
would deviate from    the $1.00 per share calculated using amortized
cost valuation.     If the Trustees believe that a deviation from the
fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate. PERFORMANCE
   A     fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is
not intended to indicate future    returns    .    The share price of
a     bond fund, the yield    of a     fund, and    return
fluctuate in response to market conditions and other factors, and the value of a bond fund's shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS    (MONEY MARKET FUND).    To compute    the yield
for the     money market    fund     for a period, the net change in
value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current
annualized yield. The money market fund also may calculate    an
    effective yield by compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same
basis as other money market funds, as required by    applicable
regulation.
   Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
YIELD CALCULATIONS    (BOND FUND)    .    Yields for the fund     are
computed by dividing the fund's interest    and     income for a given
30-day or one-month period, net of expenses, by the average number of
shares entitled to receive    distributions     during the period,
dividing this figure by the fund's    NAV     at the end of the
period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Yields do not reflect
   Spartan Pennsylvania Municipal Income's     short-term trading fee.
Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds
trading at a discount by adding a portion of the discount to    daily
income    .
Income calculated for the purposes of    calculating     the fund's
yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   In calculating the fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Yield information may be useful in reviewing    the     fund's
performance and in providing a basis for comparison with other
investment alternatives. However,    the     fund's yield fluctuates,
unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest
rates    the     fund's yield will tend to be somewhat higher than
prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates
are falling, the inflow of net new money to    the     fund from the
continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   The     tax-equivalent yield    of a municipal fund     is the rate
an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are
calculated by dividing a fund's yield by the result of one minus    a
specified     combined federal and state and city income tax rate. If
only a portion of a fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal,    state, and local income     tax laws
for    1999.     The second table shows the approximate yield a
taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt
obligations yielding from    _% to _%.     Of course, no assurance can
be given that a fund will achieve any specific tax-exempt yield. While
a    state municipal fund invests     principally in obligations whose
interest is exempt from federal and state income tax, other income
received by the    fund     may be taxable.
Use the first table to find your approximate effective tax bracket
taking into account federal, state, and local taxes for    1999    .
1999 TAX RATES

TAXABLE                     FEDERAL    PENNSYLVANIA   PHILADELPHIA   COMBINED
INCOME*                     MARGINAL   STATE          SCHOOL         FEDERAL AND   COMBINED
                            RATE       MARGINAL       DISTRICT       STATE         FEDERAL, STATE,
                                       RATE           MARGINAL       EFFECTIVE     AND LOCAL
                                                      RATE           RATE          EFFECTIVE
                                                                                   RATE**

SINGLE         JOINT
RETURN         RETURN

$         $    $       $     %          %              %              %             %

                             %          %              %              %             %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.
CITY OF PHILADELPHIA RESIDENTS - TRIPLE TAXES - 1999
         IF YOUR
         COMBINED
         FEDERAL, STATE   ,
            AND LOCAL
         EFFECTIVE TAX
         RATE IN 1999
         IS:

         %                        %        %        %        %

TO
MATCH
THESE

TAX-FRE  YOUR TAXABLE
E        INVESTMENT
YIELDS:  WOULD HAVE TO
         EARN THE
         FOLLOWING
         YIELD:





PENNSYLVANIA RESIDENTS (OUTSIDE PHILADELPHIA) - DOUBLE TAXES - 1999
         IF YOUR
         COMBINED
         FEDERAL, STATE   ,
            AND LOCAL
         EFFECTIVE TAX
         RATE IN 1999
         IS:

         %                        %        %        %        %

TO
MATCH
THESE

TAX-FRE  YOUR TAXABLE
E        INVESTMENT
YIELDS:  WOULD HAVE TO
         EARN THE
         FOLLOWING
         YIELD:





   A state municipal     fund may invest a portion of its assets in
obligations that are subject to    state, local,     or federal income
taxes. When a    state municipal     fund invests in these
obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments
are 100%    federally, locally,     and state tax-free.
   RETURN     CALCULATIONS.    R    eturns quoted in advertising
reflect all aspects of a fund's    return    , including the effect of
reinvesting dividends and capital gain distributions, and any change
in a fund's NAV over a stated period.    A cumulative return reflects
actual performance over a stated period of time.     Average annual
   returns     are calculated by determining the growth or decline in
value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a
cumulative    return     of 100% over ten years would produce an
average annual    return     of 7.18%, which is the steady annual rate
of    return     that would equal 100% growth on a compounded basis in
ten years. While average annual    returns     are a convenient means
of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to
year, and that average annual    returns     represent averaged
figures as opposed to the actual year-to-year performance of    a
fund.
In addition to average annual    returns    , the fund may quote
unaveraged or cumulative    returns     reflecting the simple change
in value of an investment over a stated period. Average annual and
cumulative    returns     may be quoted as a percentage or as a dollar
amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period.
   Returns     may be broken down into their components of income and
capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their
contributions to    return    .    Returns     may be quoted on a
before-tax or after-tax    basis. Returns     may or may not include
the effect of the    account closeout fee or the small account
fee.     Excluding a fund's small account fee or account closeout fee
from a    return     calculation produces a higher    return
figure.    Return    s, yields and other performance information may
be quoted numerically or in a table, graph, or    similar
illustration.
NET ASSET VALUE. Charts and graphs using a fund's    NAVs,
adjusted    NAVs    , and benchmark    indexes     may be used to
exhibit performance. An adjusted NAV includes any distributions paid
by a fund and reflects all elements of its    return    . Unless
otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
       CALCULATING HISTORICAL MONEY MARKET FUND RESULTS.    The
following table shows performance for the fund.
       CALCULATING HISTORICAL BOND FUND RESULTS.    The following
table shows performance for the fund.
   [For Spartan Pennsylvania Municipal Income, returns do not include the effect of the fund's 0.50% short-term trading fee, applicable to shares held less than 180 days.]
   [For Spartan Pennsylvania Municipal Income, returns include the effect of the fund's 0.50% trading fee, applicable to shares held less than 180 days.]
       HISTORICAL MONEY MARKET FUND RESULTS.    The following table
shows the fund's 7-day yield, tax-equivalent yield, and return for the fiscal period ended December 31, 1998. Return figures include the effect of the $5.00 account closeout fee based on an average size account.
       HISTORICAL BOND FUND RESULTS.    The following tables show the
fund's yield, tax-equivalent yield and return for the fiscal period ended December 31, 1998.
The tax-equivalent yields for    Spartan Pennsylvania Municipal Money
Market and Spartan Pennsylvania Municipal Income     are based on a
combined effective federal, state,    and local income     tax rate of
__% and reflects that, as of December 31, 1998 [none/an estimated __%]
of each fund's income was subject to state    and local     taxes.
Note that each    state municipal fund     may invest in securities
whose income is subject to the federal alternative minimum tax.

                                 AVERAGE                       CUMULATIVE
                                 ANNUAL                           RETURNS
                                    RETURNS

          SEVEN-DAY  TAX-        ONE             FIVE   TEN    ONE             FIVE   TEN
          YIELD      EQUIVALENT  YEAR            YEARS  YEARS  YEAR            YEARS  YEARS
                     YIELD



SPARTAN    %          %           %               %      %      %               %      %
PA
MUNICI
PAL
MONEY
MARKET


[Note: If FMR had not reimbursed certain fund expenses during these
periods, the fund's    returns     would have been lower.]
   [Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's yield and tax equivalent yield would have been ___% and __%, respectively.]

                                  AVERAGE                       CUMULATIVE
                                  ANNUAL                           RETURNS
                                     RETURNS

          THIRTY-DAY  TAX-        ONE             FIVE   TEN    ONE             FIVE   TEN
          YIELD       EQUIVALENT  YEAR            YEARS  YEARS  YEAR            YEARS  YEARS
                      YIELD



SPARTAN    %           %           %               %      %      %               %      %
PA
MUNICI
PAL
INCOME


[Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]
   [Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's yield and tax equivalent yield would have been ___% and __%, respectively].
The following tables show the income and capital elements of each
fund's cumulative    return    . The tables    compares     each
fund's    return     to the record of the    Standard & Poor's 500
Index (S&P 500(registered trademark)), t    he Dow Jones Industrial
Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's
   return     compared to the record of a broad unmanaged index of
common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended December 31, 1998, assuming all distributions were reinvested.
   Returns are based on past results and are not an indication of
future performance.     Tax consequences of different investments have
not been factored into the figures below.
During the 10-year period ended December 31, 1998, a hypothetical $10,000 investment in Spartan Pennsylvania Municipal Money Market would have grown to $______.

SPAR                                                  INDEXES
TAN
PENN
SYLV
ANIA
MUNI
CIPA
L
MON
EY
MAR
KET

FISCAL   VALUE OF    VALUE OF     VALUE OF     TOTAL  S&P 500  DJIA  COST OF
YEAR     INITIAL     REINVESTED   REINVESTED   VALUE                 LIVING
ENDED    $10,000     DIVIDEND     CAPITAL
         INVESTMENT  DISTRIBUTIO  GAIN
                     NS           DISTRIBUTIO
                                  NS







1998     $           $            $            $      $        $     $

1997     $           $            $            $      $        $     $

1996     $           $            $            $      $        $     $

1995     $           $            $            $      $        $     $

1994     $           $            $            $      $        $     $

1993     $           $            $            $      $        $     $

1992     $           $            $            $      $        $     $

1991     $           $            $            $      $        $     $

1990     $           $            $            $      $        $     $

1989     $           $            $            $      $        $     $


Explanatory Notes: With an initial investment of $10,000 in Spartan
Pennsylvania Municipal Money Market on    January 1, 1988,     the net
amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends.
[The    money market fund     did not distribute any capital gains
during the period.] [The figures in the table do not include the effect of the fund's account closeout fee.]
During the 10-year period ended December 31, 1998, a hypothetical $10,000 investment in Spartan Pennsylvania Municipal Income would have grown to $______.

SPAR                                                  INDE
TAN                                                   XES
PENN
SYLV
ANIA
MUNI
CIPA
L
INCO
ME

FISCAL   VALUE OF    VALUE OF     VALUE OF     TOTAL  S&P   DJIA  COST OF
YEAR     INITIAL     REINVESTED   REINVESTED   VALUE  500         LIVING
ENDED    $10,000     DIVIDEND     CAPITAL
         INVESTMENT  DISTRIBUTIO  GAIN
                     NS           DISTRIBUTIO
                                  NS







1998     $           $            $            $      $     $     $

1997     $           $            $            $      $     $     $

1996     $           $            $            $      $     $     $

1995     $           $            $            $      $     $     $

1994     $           $            $            $      $     $     $

1993     $           $            $            $      $     $     $

1992     $           $            $            $      $     $     $

1991     $           $            $            $      $     $     $

1990     $           $            $            $      $     $     $

1989     $           $            $            $      $     $     $


Explanatory Notes: With an initial investment of $10,000 in Spartan Pennsylvania Municipal Income on January 1, 1988, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. [The figures in the table do not include the effect of the fund's 0.50% short-term trading fee applicable to shares held less than 180 days.]
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings
are based on    return    , assume reinvestment of distributions, do
not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual
fund performance    indexes     prepared by Lipper or other
organizations. When comparing these    indexes    , it is important to
remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and
periodicals. For example   , a     fund may quote Morningstar, Inc. in
its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time
may also be quoted in advertising.    A bond fund may advertise risk
ratings, including symbols or numbers, prepared by independent rating agencies.
A fund's performance may also be compared to that of    each
benchmark index representing the universe of securities in which the
fund may invest. The    return     of    each     index reflects
reinvestment of all dividends and capital gains paid by securities
included in the index. Unlike a fund's returns, however,    each
index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in
   each     index.
The    municipal     bond fund may compare    its performance     to
the Lehman Brothers Municipal Bond Index, a    market
capitalization-weighted index     for investment-grade municipal bonds
with maturities of    one year or more.     In addition, Spartan
Pennsylvania Municipal Income may compare its performance to that of
the Lehman Brothers Pennsylvania Municipal Bond Index,    a market
capitalization-weighted index     of Pennsylvania investment-grade
municipal bonds with maturities of one year or more. Issues included in the index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in the index.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond
directly to those of the funds. Ibbotson calculates    return    s in
the same method as the funds. The funds may also compare performance
to that of other compilations or    indexes t    hat may be developed
and made available in the    future.
   The     money market fund may compare its performance or the
performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Tax-Free, which is reported in IBC's MONEY
FUND REPORT(trademark), covers over    ___     tax-free money market
funds.
   The bond     fund may compare and contrast in advertising the
relative advantages of investing in a mutual fund versus an individual
municipal bond. Unlike    municipal bond     mutual funds, individual
municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The sales
charges of many    municipal bond     mutual funds are lower than the
purchase cost of individual municipal bonds, which are generally subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. A bond fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or
   return    s to those of a benchmark. Measures of benchmark
correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages
of historical data. In advertising, a    bond     fund may also
discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate price movements over specific periods of
   time for a bond fund    . Each point on the momentum indicator
represents a fund's percentage change in price movements over that period.
A bond fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of December 31, 1998, FMR advised over $__ billion in    municipal
    fund assets, $__ billion in taxable fixed-income fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings,    a     fund may compare its
total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
   If     the Trustees determine that existing conditions make cash
payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the
associated    inconveniences.
DISTRIBUTIONS AND TAXES
DIVIDENDS. To the extent that each fund's income is designated as
federally tax-exempt interest,    the dividends     declared by the
fund are also federally tax-exempt. Short-term capital gains are
taxable as dividends    , but do not qualify for the
dividends-received deduction.
Each fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
   Interest     on certain "private activity" securities is subject to
the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered
tax-exempt for purposes of [Spartan Pennsylvania Municipal    Income's
policies     of investing so that at least 80% of its income is free
from federal income tax and] Spartan Pennsylvania Municipal Money
   Market's policies     of investing so that at least 80% of its
income distributions are free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount
of AMT to be paid,    if any.
A portion of the gain on municipal bonds purchased    at     market
discount after April 30, 1993    is taxable     to shareholders as
ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of Spartan Pennsylvania Municipal Money Market's policy of investing so that at least 80% of its income distributions are exempt from federal income tax.
PENNSYLVANIA TAXES. To the extent that each fund's distributions are derived from interest on Pennsylvania state tax-free (municipal) securities, its income dividends will be exempt from the Pennsylvania personal income tax. However, distributions attributable to capital gains (whether or not from state tax-free securities) are not exempt from the Pennsylvania personal income tax. Distributions of interest earned from non-exempt obligations are not exempt from the Pennsylvania personal income tax. The funds' dividends may or may not be exempt from current or future taxes of certain Pennsylvania municipalities.
To the extent a fund's investments on the annual assessment date consist of (i) municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, and (ii) obligations of the United States, including certain obligations of Puerto Rico, the Virgin Islands and Guam, and any U.S. territories or possessions whose obligations are immune from state and local taxation under federal law, collectively referred to as exempt obligations, shares purchased as an investment in either of the funds will not be taxable for purposes of the Pennsylvania county personal property tax. Any holdings other than exempt obligations may result in shares of the funds being wholly or partially subject to the taxes described above.
       CAPITAL GAINS DISTRIBUTIONS.    Each fund's long-term capital
gains distributions are federally taxable to shareholders generally as capital gains. The money market fund may distribute any net realized capital gains once a year or more often, as necessary.
   [As of     December 31   , 1998, [____] had a capital loss
carryforward aggregating approximately $____. This loss carryforward,
of which $___, $___, and $___will expire on     December 31   , 199_,
____, and ____ , respectively, is available to offset future capital gains.]
TAX STATUS OF THE FUNDS.  Each fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code     so that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to
qualify as a regulated investment    company,     and avoid being
subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on
a fiscal year    basis,     and intends to comply with other tax rules
applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of a fund resulted in a capital gain or
loss or other tax consequence to you    . In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
   TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trust   s     are listed below.    The Board of Trustees governs
each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services
to each fund, and review each fund's performance.     Except as
indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar
capacities for other funds advised by FMR    or its affiliates.
The business address of each Trustee, Member of the Advisory Board,
and officer who is an "interested person" (as defined in the    1940
Act    ) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other
Trustees is Fidelity    Investments(registered trademark),     P.O.
Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d    (68)    , Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD    (57)    , Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX    (66),     Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS    (67)    , Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (55), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES    (71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK    (66),     Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors    of National Arts Stabilization Inc.    ,
Chairman of the Board of Trustees of the Greenwich Hospital
Association,    Director of the Yale-New Haven Health Services Corp.
(1998    ), a Member of the Public Oversight Board of the American
Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH    (55),     Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice
President of Fidelity    Magellan(registered trademark)     Fund and
FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   65)    , Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   70    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
   MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
 *ROBERT C. POZEN (   52    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS    (70),     Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
DWIGHT D. CHURCHILL    (45),     is Vice President of Bond Funds,
Group Leader of the Bond Group, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.
BOYCE I. GREER (   42)    , is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
FRED L. HENNING, JR.    (59)    , is Vice President of Fidelity's
Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   BART A. GRENIER, (39), is Vice President of certain High-Income Bond Funds (1997). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as a Director of High-Income Group Research and as Director of U.S. Equity Research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.
DIANE M. MCLAUGHLIN    (35)    , is Vice President of Spartan
Pennsylvania Municipal Money Market Fund (1997), and other funds advised by FMR. Prior to her current responsibilities, Ms. McLaughlin served as a senior trader and managed a variety of funds.
   CHRISTINE JONES THOMPSON (40), is Vice President of Spartan Pennsylvania Municipal Income Fund (1998), and other funds advised by FMR. Prior to her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.
ERIC D. ROITER    (50)    , Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior
to joining Fidelity, Mr. Roiter was a partner at    Debevoise     &
Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (   51),     Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   MATTHEW N. KARSTETTER (37), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).
   STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.
JOHN H. COSTELLO (   52),     Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH    (52)    , Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON    (40),     Assistant Treasurer (1996), is
Assistant Treasurer of Fidelity's    Fixed-Income Funds     (1998) and
an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended December 31, 1998. COMPENSATION TABLE

TRUSTEES          AGGREGATE          AGGREGATE         TOTAL
AND               COMPENSATION       COMPENSATION      COMPENSATION
MEMBERS OF THE    FROM               FROM              FROM THE
ADVISORY BOARD    SPARTAN PA MUNI    SPARTAN PA MUNI   FUND COMPLEX*
                  MONEY MARKET[B,]C  INCOME[B,]D       A

J. GARY           $ 0                $ 0               $ 0
BURKHEAD **

RALPH F. COX      $                  $                 $ 214,500

PHYLLIS BURKE     $                  $                 $ 210,000
DAVIS

ROBERT M. GATES   $                  $                 $176,000
***

EDWARD C.         $ 0                $ 0               $ 0
JOHNSON 3D **

E. BRADLEY        $                  $                 $ 211,500
JONES

DONALD J. KIRK    $                  $                 $ 211,500

PETER S. LYNCH    $ 0                $ 0               $ 0
**

WILLIAM O.        $                  $                 $ 214,500
MCCOY****

GERALD C.         $                  $                 $ 264,500
MCDONOUGH

MARVIN L.         $                  $                 $ 214,500
MANN

ROBERT C.         $ 0                $ 0               $ 0
POZEN**

THOMAS R.         $                  $                  $214,500
WILLIAMS

* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
***Mr. Gates was appointed to the Board of Trustees of Fidelity Municipal Trust effective March 1, 1997. Mr. Gates was elected to the Board of Trustees of Fidelity Municipal Trust II on July 16, 1997. **** Mr. McCoy was appointed to the Board of Trustees of Fidelity Municipal Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Fidelity Municipal Trust II on July 16, 1997. A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
   [B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]
   [C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
   [D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; [William O. McCoy, $__;] Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]
   [E Certain of the non-interested Trustees' aggregate compensation from [the/a] fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]
Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   [As of ____, approximately __% of ________'s total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.]
[As of ________, the Trustees, Members of the Advisory Board, and officers of [the/each] fund owned, in the aggregate, less than __% of ________'s total outstanding shares.]
[As of _________, the following owned of record or beneficially 5% or
more (   up to and including 25%)     of _____'s outstanding shares:]
[As of _________, approximately ____% of ___________'s total outstanding shares were held by _____; approximately ___% of _______'s total outstanding shares were held by _______; and approximately ___% of _________'s total outstanding shares were held by __________.]
   [A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]
   CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
MANAGEMENT SERVICES.    Under     the terms of its management contract
with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES (   SPARTAN PENNSYLVANIA MUNICIPAL MONEY
MARKET).     Under the terms of    its     management contract    with
the fund    , FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian,
auditor and interested Trustees,    the     fund's proportionate share
of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making
necessary filings under state securities laws.    The     fund's
management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.
       MANAGEMENT-RELATED EXPENSES (SPARTAN PENNSYLVANIA MUNICIPAL
INCOME).    In addition to the management fee payable to FMR and the
fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR pays all other expenses of    Spartan Pennsylvania Municipal Money
Market     with the following exceptions: fees and expenses of the
non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under    the     management
contract, Spartan Pennsylvania Municipal    Money Market pays     FMR
a monthly management fee at the annual rate of 0.50% of    the fund's
    average net assets throughout the month.
The management fee paid to FMR by    Spartan Pennsylvania Municipal
Money Market     is reduced by an amount equal to the fees and
expenses paid by the fund to the non-interested Trustees.
   For the services of FMR under the management contract, Spartan Pennsylvania Municipal Income pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
GROUP FEE RATE               EFFECTIVE ANNUAL
SCHEDULE                     FEE RATES

AVERAGE GROUP    ANNUALIZED  GROUP NET          EFFECTIVE ANNUAL FEE
ASSETS           RATE        ASSETS             RATE

 0 - $3 BILLION  .3700%       $ 0.5 BILLION     .3700%

 3 - 6           .3400         25               .2664

 6 - 9           .3100         50               .2188

 9 - 12          .2800         75               .1986

 12 - 15         .2500         100              .1869

 15 - 18         .2200          125             .1793

 18 - 21         .2000         150              .1736

 21 - 24         .1900         175              .1690

 24 - 30         .1800         200              .1652

 30 - 36         .1750         225              .1618

 36 - 42         .1700         250              .1587

 42 - 48         .1650         275              .1560

 48 - 66         .1600         300              .1536

 66 - 84         .1550         325              .1514

 84 - 120        .1500         350              .1494

 120 - 156       .1450         375              .1476

 156 - 192       .1400         400              .1459

 192 - 228       .1350         425              .1443

 228 - 264       .1300         450              .1427

 264 - 300       .1275         475              .1413

 300 - 336       .1250         500              .1399

 336 - 372       .1225         525              .1385

 372 - 408       .1200         550              .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 OVER 516        .1100

   The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for December 1998 - was __%, which is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.
   The individual fund fee rate for Spartan Pennsylvania Municipal Income is 0.25%. Based on the average group net assets of the funds advised by FMR for December 1998, the fund's annual management fee rate would be calculated as follows:

             GROUP FEE RATE       INDIVIDUAL FUND FEE RATE       MANAGEMENT FEE
                                                                 RATE

SPARTAN PA   0.___%          +    0.25%                     =    0.___%
MUNI
INCOME




   One-twelfth of the management fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of credits
reducing management fees for    Spartan Pennsylvania Municipal Money
Market.
FUND    FISCAL YEARS ENDED  AMOUNT OF         MANAGEMENT FEES
        DECEMBER 31         CREDITS REDUCING  PAID TO FMR
                            MANAGEMENT FEES

SPARTA  1998                $                 $
N PA
MUNI
MONE
Y
MARKE
T

        1997                $                 $

        1996                $                 $

SPARTA  1998                $                 $ [*]
N PA
MUNI
INCOM
E

        1997                $                 $ [*]

        1996                $                 $ [*]

* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
   [[(dagger)]On [month] [day], 19__, FMR reduced the [management fee/individual fund fee] rate paid by [Name(s) of Fund(s)] from __% to __%.]
   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedules on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of
a fund's    operating     expenses (exclusive of interest, taxes,
brokerage commissions, and extraordinary expenses),    which in the
case of certain funds, is subject to revision or termination.     FMR
retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
       SUB-ADVISER.    On behalf of Spartan Pennsylvania Municipal
Money Market, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the funds. Previously, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to the funds. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.
On behalf of Spartan Pennsylvania Municipal    Income    , FMR has
entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the funds.
Under the terms of the sub-advisory    agreement for Spartan
Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal
Income,     FMR pays FIMM fees equal to 50% of the management fee
payable to FMR under its management contract with    each fund.
The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
   On behalf of Spartan Pennsylvania Municipal Money Market, for the
fiscal years ended     December 31   , _______, _______, and ______,
FMR paid FMR Texas fees of $________, $_________ and $________, respectively. On behalf of Spartan Pennsylvania Municipal Money
Market, for the fiscal years ended     December 31   , 199_, 199_, and
199_, FMR paid FIMM fees of $________ [,$_________ and $________, respectively].
   DISTRIBUTION SERVICES
   Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved Distribution and Service Plans on behalf of
   each fund  pursuant     to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The
Plans, as approved by the Trustees,    allows     the funds and FMR to
incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan    for Spartan Pennsylvania Municipal Money Market and
Spartan Pennsylvania Municipal Income    , if the payment of
management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such
payments    for Spartan Pennsylvania Municipal Money Market and
Spartan Pennsylvania Municipal Income shares.
   [Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1998 amounted to $____ for Spartan Pennsylvania Municipal Money Market, and $_____ for Spartan Pennsylvania Municipal Income.]
[FMR made no payments either directly or through FDC to
   intermediaries     for the fiscal year ended 1998.]
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares    or stabilization of cash flows     may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of
underwriting,    selling or     distributing securities. Although the
scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository
institutions will be shown in the selection of    investments.
   TRANSFER AND SERVICE AGENT AGREEMENTS
Each fund has entered into a transfer agent agreement with    UMB,
which is located at 1010 Grand Avenue, Kansas City, Missouri.
Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each fund. UMB in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to UMB. For providing transfer agency services, FSC receives an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are
based on account type    (i.e.,     omnibus or non-omnibus) and, for
non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
   In addition, FSC collects a $5.00 exchange fee for each exchange out of Spartan Pennsylvania Municipal Money Market.
   FSC also collects Spartan Pennsylvania Municipal Money Market's $5.00 account closeout fee.
   FSC also collects Spartan Pennsylvania Municipal Money Market's $2.00 checkwriting fee.
   FSC also collects Spartan Pennsylvania Municipal Money Market's $5.00 wire transaction fee.
In addition, UMB receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in    a qualified state
tuition program (QSTP), as defined under the Small Business Job
Protection Act of 1996, managed by FMR or an affiliate and     each
Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate,
according to the percentage of the    QSTP's or     Freedom Fund's
assets that is invested in a fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the
month.    The annual fee rates for pricing and bookkeeping services
are .0750% for high yield funds of the first $500 million of average net assets and .0375% for high yield funds of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
   Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.
FUND                                   1998

SPARTAN PENNSYLVANIA MUNICIPAL INCOME  $

   For Spartan Pennsylvania Municipal Money Market,     FMR bears the
cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with the fund.
DESCRIPTION OF THE TRUSTS
   TRUST ORGANIZATION.     Spartan Pennsylvania Municipal    Income is
    a fund of Fidelity Municipal Trust, an open-end management investment company originally organized as a Maryland corporation on November 22, 1976, and reorganized as a Massachusetts business trust
on June 22, 1984. Currently, there are    four     funds in Fidelity
Municipal Trust: Spartan Michigan Municipal Income Fund; Spartan Minnesota Municipal Income Fund; Spartan Ohio Municipal Income Fund;
and Spartan Pennsylvania Municipal Income Fund.    The Trustees are
permitted     to create additional funds in the trusts.
Spartan Pennsylvania Municipal Money Market is a fund of Fidelity Municipal Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991. Currently, there are three funds in Fidelity Municipal Trust II: Fidelity Michigan Municipal Money Market Fund; Fidelity Ohio Municipal Money Market Fund; and Spartan Pennsylvania Municipal Money Market Fund.
   The Trustees are permitted     to create additional funds in the
trusts.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the
liabilities and expenses attributable to such fund.    Any general
expenses of the respective trusts shall be allocated between or among any one or more of its funds.
   The assets of the Massachusetts trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Massachusetts trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Massachusetts trust shall be allocated between or among any one or more of its funds.
   The assets of the Delaware trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Delaware trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Delaware trust shall be allocated between or among any one or more of its funds.
       SHAREHOLDER LIABILITY - MASSACHUSETTS TRUST.    The
Massachusetts trust is an entity commonly known as a "Massachusetts
busi    ness trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
   The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the Massachusetts trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
   The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
SHAREHOLDER LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities,
obligations, and expenses of the Delaware trust.    The Trust
Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
   The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
VOTING RIGHTS - MASSACHUSETTS TRUST. Each fund's capital consists of
shares of beneficial interest. As a shareholder,    you are entitled
to one vote     for each dollar of net asset value you own   . The
voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   The     trust or any    of its funds     may be terminated upon the
sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and
distribution of its assets.    Generally, the merger of the trust or a
fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
       VOTING RIGHTS - DELAWARE TRUST.    Each fund's capital consists
of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
Under the Trust Instrument, the Trustees may, without shareholder vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts,
partnerships,    associations, limited liability companies or
    corporations,    as long as the surviving entity is an open-end
management investment company, or is a fund thereof, that will succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
 AUDITOR.    ____________     serves as the trusts' independent
accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended December 31, 1998, and report(s) of the auditor, are
included in the funds' Annual Report    and are incorporated herein by
reference.
APPENDIX
   Spartan, Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Focus, Fidelity Investments, and Magellan are registered trademarks of FMR.
   The third party marks appearing above are the marks of their respective owners.




Fidelity Municipal Trust
PART C.  OTHER INFORMATION
Item 23. Exhibits
 (a) Declaration of Trust of Registrant, dated as of March 17, 1994, is incorporated herein by reference to
  Exhibit 1 of Post-Effective Amendment No. 67.

 (b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit
     2(a) of Fidelity Union Street Trust's (File No. 2-50318)
Post-Effective Amendment No. 87.

 (c) Not applicable.

 (d)   (1)      Management Contract, dated January 1, 1994, between
Fidelity Michigan Tax-Free High Yield Portfolio
           (currently known as Spartan Michigan Municipal Income Fund) and Fidelity Management & Research
 Company is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 64.
  (2) Management Contract, dated January 1, 1994, between Fidelity Minnesota Tax-Free Portfolio (currently known as Spartan Minnesota Municipal Income Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 64.
  (3) Management Contract, dated January 1, 1994, between Fidelity Ohio Tax-Free High Yield Portfolio (currently known as Spartan Ohio Municipal Income Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 64.
  (4) Management Contract, dated August 1, 1990, between Spartan Pennsylvania Municipal High Yield Portfolio (currently known as Spartan Pennsylvania Municipal Income Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 67.
 (e) (1) General Distribution Agreement between Fidelity Ohio Tax-Free High Yield Portfolio (currently known as Spartan Ohio Municipal Income
Fund) and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 67.
  (2) General Distribution Agreement between Fidelity Michigan Tax-Free Portfolio (currently known as Spartan Michigan Municipal Income Fund) and Fidelity Distributors Corporations, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 67.
  (3) General Distribution Agreement between Fidelity Minnesota Tax-Free Portfolio (currently known as Spartan Minnesota Municipal Income Fund) and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 67.
  (4) General Distribution Agreement between Fidelity Pennsylvania Tax-Free High Yield Portfolio (currently known as Spartan Pennsylvania Municipal Income Fund) and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 67.
  (5) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(h) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
  (6) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit e(6).
  (7) Form of Selling Dealer Agreement (most recently revised January,
1997) is filed herein as Exhibit e(7).
  (8) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) is filed herein as Exhibit e(8).
 (f)      (1)   Retirement Plan for Non-Interested Person Trustees,
Directors or General Partners, as amended                         on
November 16, 1995, is incorporated herein by reference to Exhibit 7(a)
of Fidelity Select                              Portfolio's (File No.
2-69972) Post-Effective Amendment No. 54.
           (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds,
 effective as of September 14, 1995 and amended through November 14,
1996, is incorporated                           herein by reference to
Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529)
Post-                       Effective Amendment No. 19.

(g)      (1)    Custodian Agreement, Appendix B, and Appendix C, dated
December 1, 1994, between UMB                           Bank, n.a.and
the Registrant is incorporated herein by reference to Exhibit 8 of
Fidelity Califor-                        nia Municipal Trust's
Post-Effective Amendment No. 28 (File No. 2-83367).

          (2)  Appendix A, dated September 18, 1997, to the Custodian
Agreement, dated December 1, 1994,                         between UMB
Bank, n.a. the Regidtrant isincorporated herein by reference to
Exhibit 8(b) of Fi                        delity Municipal Trust II's
Post-Effective Amend ment No. 17 (File No. 33-43986).


 (h) Not applicable.

 (i) Not applicable.

 (j) Not applicable.

 (k) Not applicable.

 (l) Not applicable

 (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for
Spartan Michigan Municipal Income
              Fund is incorporated herein by reference to Exhibit
15(c) of Post-Effective Amendment No. 84.

  (2) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Minnesota Municipal Income
     Fund is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 84.

  (3) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Ohio Municipal Income Fund is
    incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 84.

  (4) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Pennsylvania Municipal Income
    Fund is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 84.

 (n) Not applicable.

 (o) Rule 18f-3 Plan, dated February 1, 1997, is incorporated herein by reference to Exhibit 18 of Post-Effective
  Amendment No. 79.




Item 24. Trusts Controlled by or under Common Control with this Trust The Board of Trustees of the Trust is the same as the board of other
Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.


Item 25. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FSC for FSC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

        Item 26. Business and Other Connections of Investment Advisers
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
    82 Devonshire Street, Boston, MA 02109
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and Director of FMR; President
                           and Chief Executive Officer of FMR Corp.; Chairman
                           of the Board and Director of FMR Corp., Fidelity
                           Investments Money Management, Inc. (FIMM), Fidelity
                           Management & Research (U.K.) Inc. (FMR U.K.), and
                           Fidelity Management & Research (Far East) Inc. (FMR
                           Far East); Chairman of the Executive Committee of
                           FMR; Director of Fidelity Investments Japan Limited
                           (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen            President and Director of FMR; Senior Vice President
                           and Trustee of funds advised by FMR; President and
                           Director of FIMM, FMR U.K., and FMR Far East;
                           Previously, General Counsel, Managing Director, and
                           Senior Vice President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board and Director of FMR.



John H. Carlson            Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR and Vice President of
                           Bond Funds advised by FMR; Vice President of FIMM.



Brian Clancy               Vice President of FMR and Treasurer of FMR, FIMM,
                           FMR U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR, FIMM, FMR U.K., FMR
                           Far East; Vice President and Treasurer of FMR Corp.;
                           Treasurer of Strategic Advisers, Inc.



William Danoff             Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Gregory Fraser             Vice President of FMR and of a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                           U.K., FMR Far East, and Strategic Advisers, Inc.;
                           Secretary of FIMM; Associate General Counsel FMR
                           Corp.



David L. Glancy            Vice President of FMR and of a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR and Vice President of
                           Money Market Funds advised by FMR; Vice President
                           of FIMM.



Bart A. Grenier            Senior Vice President of FMR; Vice President of
                           High-Income Funds advised by FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR; Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR and Vice President of
                           Fixed-Income Funds advised by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR; Director of Technical Research.



Abigail P. Johnson         Senior Vice President of FMR and Vice President of
                           funds advised by FMR;  Director of FMR Corp.;
                           Associate Director and Senior Vice President of Equity
                           Funds advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Vice President of FMR and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR; Compliance Officer of FMR
                           U.K.



Harris Leviton             Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of a fund advised by FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Senior Vice President and General Counsel of FMR and
                           Secretary of funds advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR; Associate Director and
                           Senior Vice President of Equity Funds advised by FMR;
                           Previously, Senior Vice President and Director of
                           Operations and Compliance of FMR U.K.



Thomas M. Sprague          Vice President of FMR and of funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott D. Stewart           Vice President of FMR.



Thomas Sweeney             Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR and Vice President of
                           funds advised by FMR; Director of FMR Corp.



Steven S. Wymer            Vice President of FMR and of a fund advised by FMR.






Item 27. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.
(b)

Name and Principal  Positions and Offices  Positions and Offices

Business Address*   with Underwriter       with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.

Item 28. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.

Item 29. Management Services
  Not applicable.

Item 30. Undertakings
(1) The Registrant on behalf of Spartan Ohio Municipal Income Fund, Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Pennsylvania Municipal Income Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 88 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of December 1998.

      FIDELITY MUNICIPAL TRUST
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



(Signature)                          (Title)                        (Date)
/s/Edward C. Johnson 3d  (dagger)    President and Trustee          December 10, 1998

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Richard A. Silver                 Treasurer                      December 10, 1998

Richard A. Silver



/s/Robert C. Pozen                   Trustee                        December 10, 1998

Robert C. Pozen



/s/Ralph F. Cox               *      Trustee                        December 10, 1998

Ralph F. Cox



/s/Phyllis Burke Davis        *      Trustee                        December 10, 1998

Phyllis Burke Davis



/s/Robert M. Gates            **     Trustee                        December 10, 1998

Robert M. Gates



/s/E. Bradley Jones           *      Trustee                        December 10, 1998

E. Bradley Jones



/s/Donald J. Kirk             *      Trustee                        December 10, 1998

Donald J. Kirk



/s/Peter S. Lynch             *      Trustee                        December 10, 1998

Peter S. Lynch



/s/Marvin L. Mann             *      Trustee                        December 10, 1998

Marvin L. Mann



/s/William O. McCoy           *      Trustee                        December 10, 1998

William O. McCoy



/s/Gerald C. McDonough        *      Trustee                        December 10, 1998

Gerald C. McDonough



/s/Thomas R. Williams         *      Trustee                        December 10, 1998

Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Hereford Street Trust
Fidelity Advisor Series I               Fidelity Income Fund
Fidelity Advisor Series II              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III             Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV              Fidelity Investment Trust
Fidelity Advisor Series V               Fidelity Magellan Fund
Fidelity Advisor Series VI              Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII             Fidelity Money Market Trust
Fidelity Advisor Series VIII            Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust            Fidelity Municipal Trust
Fidelity Boston Street Trust            Fidelity Municipal Trust II
Fidelity California Municipal Trust     Fidelity New York Municipal Trust
Fidelity California Municipal Trust II  Fidelity New York Municipal Trust II
Fidelity Capital Trust                  Fidelity Phillips Street Trust
Fidelity Charles Street Trust           Fidelity Puritan Trust
Fidelity Commonwealth Trust             Fidelity Revere Street Trust
Fidelity Concord Street Trust           Fidelity School Street Trust
Fidelity Congress Street Fund           Fidelity Securities Fund
Fidelity Contrafund                     Fidelity Select Portfolios
Fidelity Corporate Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust             Fidelity Summer Street Trust
Fidelity Court Street Trust II          Fidelity Trend Fund
Fidelity Covington Trust                Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund               Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity Union Street Trust
  Portfolio, L.P.                       Fidelity Union Street Trust II
Fidelity Devonshire Trust               Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                  Newbury Street Trust
Fidelity Financial Trust                Variable Insurance Products Fund
Fidelity Fixed-Income Trust             Variable Insurance Products Fund II
Fidelity Government Securities Fund     Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_            July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates             March 6, 1997

Robert M. Gates

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________   /s/Peter S. Lynch________________

Edward C. Johnson 3d                 Peter S. Lynch




/s/J. Gary Burkhead_______________   /s/William O. McCoy______________

J. Gary Burkhead                     William O. McCoy


/s/Ralph F. Cox __________________  /s/Gerald C. McDonough___________

Ralph F. Cox                        Gerald C. McDonough


/s/Phyllis Burke Davis_____________  /s/Marvin L. Mann________________

Phyllis Burke Davis                  Marvin L. Mann


/s/E. Bradley Jones________________  /s/Thomas R. Williams ____________

E. Bradley Jones                     Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk